UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2010

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Beverages - 1.3%
Coca-Cola Co.	33,700	$1,972,124

Capital Markets - 7.1%
AllianceBernstein Holding LP*	77,900	2,057,339
Bank of New York Mellon Corp.	127,558	3,333,090
Goldman Sachs Group, Inc.	18,100	2,616,898
Legg Mason, Inc.	42,900	1,300,299
Morgan Stanley	57,100	1,409,228
		10,716,854

Chemicals - 1.3%
Dow Chemical Co.	70,400	1,933,184

Commercial Banks - 3.4%
US Bancorp	113,600	2,456,032
Wells Fargo & Co.	108,900	2,736,657
		5,192,689

Communications Equipment - 3.8%
Cisco Systems, Inc.*	119,800	2,623,620
Motorola, Inc.*	186,000	1,586,580
Nokia Oyj (ADR)	159,600	1,600,788
		5,810,988

Computers & Peripherals - 1.9%
Hewlett-Packard Co.	68,100	2,864,967

Consumer Finance - 1.6%
Discover Financial Services	142,600	2,378,568

Diversified Financial Services - 5.7%
Bank of America Corp.	216,684	2,840,727
CME Group, Inc.	10,300	2,682,635
JPMorgan Chase & Co.	81,504	3,102,857
		8,626,219

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	129,100	3,692,260
Frontier Communications Corp.	269,977	2,205,712
Verizon Communications, Inc.	79,900	2,603,941
		8,501,913

Electric Utilities - 4.4%
Duke Energy Corp.	172,244	3,050,441
Exelon Corp.	84,900	3,615,042
		6,665,483

Electrical Equipment - 1.3%
Emerson Electric Co.	37,600	1,980,016

Electronic Equipment & Instruments - 1.4%
Tyco Electronics Ltd.	72,025	2,104,571

Food & Staples Retailing - 4.7%
CVS Caremark Corp.	85,400	2,687,538
Walgreen Co.	45,100	1,510,850
Wal-Mart Stores, Inc.	55,300	2,959,656
		7,158,044

Food Products - 1.8%
Unilever NV, NY Shares	89,500	2,674,260

Health Care Equipment & Supplies - 1.2%
Covidien plc	45,325	1,821,612

Health Care Providers & Services - 2.0%
WellPoint, Inc.*	53,400	3,024,576

Household Durables - 1.2%
Sony Corp. (ADR)	57,600	1,780,992

Household Products - 1.7%
Procter & Gamble Co.	43,000	2,578,710

Industrial Conglomerates - 6.2%
3M Co.	40,600	3,520,426
General Electric Co.	194,200	3,155,750
Tyco International Ltd.	72,625	2,667,516
		9,343,692

Insurance - 6.7%
Berkshire Hathaway, Inc., Class B*	34,650	2,864,862
Hartford Financial Services Group, Inc.	115,800	2,657,610
MetLife, Inc.	61,300	2,356,985
Travelers Co.'s, Inc.	45,000	2,344,500
		10,223,957

Internet Software & Services - 1.2%
Google, Inc.*	3,400	1,787,686

IT Services - 1.9%
International Business Machines Corp.	21,400	2,870,596

Media - 6.6%
CBS Corp., Class B	142,274	2,256,466
Comcast Corp.	124,400	2,249,152
Gannett Co., Inc.	42,600	520,998
News Corp., Class B	176,300	2,655,078
Time Warner, Inc.	75,966	2,328,358
		10,010,052

Metals & Mining - 1.6%
Newmont Mining Corp.	38,000	2,386,780

Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	18,000	1,026,900
ConocoPhillips	64,942	3,729,619
Devon Energy Corp.	26,100	1,689,714
Exxon Mobil Corp.	61,600	3,806,264
Marathon Oil Corp.	71,200	2,356,720
Royal Dutch Shell plc (ADR)	70,900	4,275,270
Spectra Energy Corp.	113,772	2,565,559
		19,450,046

Pharmaceuticals - 6.8%
GlaxoSmithKline plc (ADR)	70,900	2,801,968
Johnson & Johnson	52,900	3,277,684
Pfizer, Inc.	242,700	4,167,159
		10,246,811

Software - 2.0%
Microsoft Corp.	121,200	2,968,188

Total Equity Securities (Cost $166,027,362)		147,073,578

TOTAL INVESTMENTS (Cost $166,027,362) - 97.2%		147,073,578
Other assets and liabilities, net - 2.8%		4,312,844
NET ASSETS - 100%		$151,386,422
		==========

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipts LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE MODERATE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EXCHANGE TRADED FUNDS - 97.6%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	28,500	$3,096,525
iShares Barclays Intermediate Credit Bond Fund	10,200	1,105,374
iShares Barclays MBS Bond Fund	6,000	654,780
iShares Barclays TIPS Bond Fund	3,900	425,217
iShares iBoxx $ High Yield Corporate Bond Fund	9,900	887,931
iShares MSCI EAFE Index Fund	12,100	664,532
iShares Russell 2000 Index Fund	9,900	667,953
iShares S&P 500 Growth Index Fund	52,100	3,093,177
iShares S&P 500 Index Fund	27,000	3,091,230
iShares S&P 500 Value Index Fund	77,500	4,204,375
SPDR S&P MidCap 400 Trust	13,600	1,980,024
Vanguard Emerging Markets Fund	25,300	1,148,620
Vanguard REIT	12,800	666,624

Total Exchange Traded Funds (Cost $20,220,045)		21,686,362

TOTAL INVESTMENTS (Cost $20,220,045) - 97.6%		21,686,362
Other assets and liabilities, net - 2.4%		533,614
NET ASSETS - 100%		$22,219,976
		==========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE AGGRESSIVE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EXCHANGE TRADED FUNDS - 99.2%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	4,000	$434,600
iShares Barclays Intermediate Credit Bond Fund	1,500	162,555
iShares Barclays MBS Bond Fund	900	98,217
iShares Barclays TIPS Bond Fund	600	65,418
iShares iBoxx $ High Yield Corporate Bond Fund	1,400	125,566
iShares MSCI EAFE Index Fund	8,200	450,344
iShares Russell 2000 Index Fund	5,300	357,591
iShares S&P 500 Growth Index Fund	26,500	1,573,305
iShares S&P 500 Index Fund	14,600	1,671,554
iShares S&P 500 Value Index Fund	39,900	2,164,575
SPDR S&P MidCap 400 Trust	7,300	1,062,807
Vanguard Emerging Markets Fund	15,100	685,540
Vanguard REIT	6,900	359,352

Total Exchange Traded Funds (Cost $8,711,212)		9,211,424

TOTAL INVESTMENTS (Cost $8,711,212) - 99.2%		9,211,424
Other assets and liabilities, net - 0.8%		75,625
NET ASSETS - 100%		$9,287,049
		==========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP LIFESTYLE CONSERVATIVE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EXCHANGE TRADED FUNDS - 97.6%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	18,100	$1,966,565
iShares Barclays Intermediate Credit Bond Fund	6,500	704,405
iShares Barclays MBS Bond Fund	3,800	414,694
iShares Barclays TIPS Bond Fund	2,500	272,575
iShares iBoxx $ High Yield Corporate Bond Fund	6,300	565,047
iShares MSCI EAFE Index Fund	3,300	181,236
iShares Russell 2000 Index Fund	2,700	182,169
iShares S&P 500 Growth Index Fund	14,100	837,117
iShares S&P 500 Index Fund	7,300	835,777
iShares S&P 500 Value Index Fund	20,800	1,128,400
SPDR S&P MidCap 400 Trust	3,700	538,683
Vanguard Emerging Markets Fund	6,600	299,640
Vanguard REIT	3,400	177,072

Total Exchange Traded Funds (Cost $7,767,017)		8,103,380

TOTAL INVESTMENTS (Cost $7,767,017) - 97.6%		8,103,380
Other assets and liabilities, net - 2.4%		199,015
NET ASSETS - 100%		$8,302,395
		==========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

INVESTMENT COMPANIES - 99.1%	SHARES	VALUE
Guggenheim Timber Index ETF	113,300	$2,186,690
iPath Dow Jones-UBS Commodity Index Total Return ETN*	147,200	6,223,616
iShares Dow Jones US Utilities Sector Index ETF	18,800	1,432,936
iShares S&P Global Materials Sector Index ETF	69,000	4,365,630
iShares S&P North American Natural Resources Sector Index ETF	199,500	6,930,630
PowerShares DB Commodity Index Tracking Fund*	257,600	6,210,736
PowerShares Water Resources Portfolio ETF	109,800	1,817,190
Vanguard Materials ETF	97,500	6,912,750

Total Investment Companies (Cost $32,132,028)		36,080,178

TOTAL INVESTMENTS (Cost $32,132,028) - 99.1%		36,080,178
Other assets and liabilities, net - 0.9%		345,195
NET ASSETS - 100%		$36,425,373
		==========

* Non-income producing security.

Abbreviations: ETF: Exchange-traded fund ETN: Exchange-traded note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

U.S. TREASURY - 52.0%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25 (i)	$1,156,570	$1,330,056
2.00%, 1/15/26 (i)	1,427,933	1,570,503
2.375%, 1/15/27 (i)	1,297,260	1,497,727
1.75%, 1/15/28 (i)	1,092,672	1,158,062
3.625%, 4/15/28 (i)	943,530	1,261,971
2.50%, 1/15/29 (i)	1,350,509	1,593,389
3.875%, 4/15/29 (i)	1,193,535	1,659,946
3.375%, 4/15/32 (i)	122,822	165,886
2.125%, 2/15/40 (i)	1,008,650	1,127,009
3.875%, 8/15/40	250,000	258,477
United States Treasury Notes:
1.875%, 7/15/15 (i)	1,232,902	1,340,396
1.625%, 1/15/18 (i)	1,040,640	1,129,094
1.25%, 7/15/20 (i)	599,790	629,311

Total U.S. Treasury (Cost $13,523,648)		14,721,827

CORPORATE BONDS - 43.9%
Alcoa, Inc., 6.15%, 8/15/20	300,000	307,378
Ally Financial, Inc., 0.291%, 12/19/12 (r)	1,000,000	999,557
Bank of America Corp.:
0.775%, 4/30/12 (r)	500,000	502,495
7.375%, 5/15/14	100,000	114,908
Baxter International, Inc., 4.00%, 3/1/14	100,000	109,362
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,165
Bottling Group LLC, 6.95%, 3/15/14	100,000	118,755
BP Capital Markets plc:
3.625%, 5/8/14	100,000	103,469
4.50%, 10/1/20	100,000	101,879
CA, Inc., 5.375%, 12/1/19	100,000	108,319
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17 (e)	200,000	203,000
Citibank NA, 0.376%, 11/15/12 (r)	500,000	500,584
Corrections Corporation of America, 6.75%, 1/31/14	250,000	255,625
Eli Lilly & Co., 4.20%, 3/6/14	100,000	109,254
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	108,728
Ford Motor Credit Co. LLC:
3.277%, 1/13/12 (r)	250,000	249,750
8.125%, 1/15/20	400,000	464,000
General Electric Capital Corp.:
0.368%, 5/8/12 (r)	500,000	500,141
0.292%, 9/21/12 (r)	500,000	500,299
General Mills, Inc., 5.65%, 2/15/19	100,000	116,909
Goldman Sachs Group, Inc., 0.668%, 11/9/11 (r)	500,000	501,719
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	200,000	212,930
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	111,501
Hospira, Inc., 6.40%, 5/15/15	100,000	116,001
JPMorgan Chase & Co., 0.918%, 6/22/12 (r)	1,000,000	1,008,157
L-3 Communications Corp., 5.20%, 10/15/19	200,000	216,192
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	687,904
Morgan Stanley:
0.641%, 6/20/12 (r)	500,000	502,679
0.83%, 1/9/14 (r)	500,000	472,377
Mueller Water Products, Inc., 8.75%, 9/1/20 (e)	100,000	106,000
Novartis Capital Corp., 4.125%, 2/10/14	100,000	109,166
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	109,776
Pride International, Inc., 7.875%, 8/15/40	250,000	275,625
Procter & Gamble Co., 3.50%, 2/15/15	100,000	108,736
Qwest Corp.:
8.875%, 3/15/12	100,000	109,875
3.542%, 6/15/13 (r)	500,000	521,250
Shell International Finance BV, 4.00%, 3/21/14	100,000	108,272
State Street Bank and Trust Co., 0.492%, 9/15/11 (r)	900,000	902,181
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	214,026
Unilever Capital Corp., 4.80%, 2/15/19	100,000	113,086
Valero Energy Corp., 6.125%, 2/1/20	100,000	108,939
Williams Partners LP, 3.80%, 2/15/15	200,000	210,446

Total Corporate Bonds (Cost $12,057,828)		12,407,415

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.5%
Freddie Mac, 0.362%, 3/9/11 (r)	1,000,000	1,000,268

Total U.S. Government Agencies and Instrumentalities (Cost $1,000,476)		1,000,268

TOTAL INVESTMENTS (Cost $26,581,952) - 99.4%		28,129,510
Other assets and liabilities, net - 0.6%		170,185
NET ASSETS - 100%		$28,299,695
		==========

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected security.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations: LLC: Limited Liability Corporation LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Aerospace & Defense - 2.6%
The Boeing Co.	15,194	$1,011,009
General Dynamics Corp.	7,990	501,852
Goodrich Corp.	2,593	191,182
Honeywell International, Inc.	16,035	704,578
ITT Corp.	3,803	178,095
L-3 Communications Holdings, Inc.	2,399	173,376
Lockheed Martin Corp.	6,172	439,940
Northrop Grumman Corp.	6,110	370,449
Precision Castparts Corp.	2,946	375,173
Raytheon Co.	7,894	360,835
Rockwell Collins, Inc.	3,261	189,953
United Technologies Corp.	19,328	1,376,733
		5,873,175

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	3,436	240,245
Expeditors International of Washington, Inc.	4,410	203,874
FedEx Corp.	6,487	554,639
United Parcel Service, Inc., Class B	20,517	1,368,279
		2,367,037

Airlines - 0.1%
Southwest Airlines Co.	15,421	201,552

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	5,237	56,298
Johnson Controls, Inc.	13,935	425,017
		481,315

Automobiles - 0.5%
Ford Motor Co.*	71,418	874,156
Harley-Davidson, Inc.	4,879	138,759
		1,012,915

Beverages - 2.6%
Brown-Forman Corp., Class B	2,252	138,813
Coca-Cola Co.	47,988	2,808,258
Coca-Cola Enterprises, Inc.*	6,736	208,816
Constellation Brands, Inc.*	3,974	70,300
Dr Pepper Snapple Group, Inc.	5,091	180,833
Molson Coors Brewing Co., Class B	3,269	154,362
PepsiCo, Inc.	33,056	2,196,241
		5,757,623

Biotechnology - 1.4%
Amgen, Inc.*	19,851	1,093,988
Biogen Idec, Inc.*	5,014	281,386
Celgene Corp.*	9,549	550,118
Cephalon, Inc.*	1,620	101,153
Genzyme Corp.*	5,292	374,621
Gilead Sciences, Inc.*	17,372	618,617
		3,019,883

Building Products - 0.0%
Masco Corp.	7,756	85,394

Capital Markets - 2.3%
Ameriprise Financial, Inc.	5,298	250,754
Bank of New York Mellon Corp.	25,125	656,516
Charles Schwab Corp.	20,273	281,795
E*Trade Financial Corp.*	4,151	60,356
Federated Investors, Inc., Class B	1,821	41,446
Franklin Resources, Inc.	3,058	326,900
Goldman Sachs Group, Inc.	10,707	1,548,018
Invesco Ltd.	9,902	210,219
Janus Capital Group, Inc.	3,994	43,734
Legg Mason, Inc.	3,332	100,993
Morgan Stanley	28,944	714,338
Northern Trust Corp.	5,011	241,731
State Street Corp.	10,393	391,400
T. Rowe Price Group, Inc.	5,379	269,300
		5,137,500

Chemicals - 1.9%
Air Products & Chemicals, Inc.	4,399	364,325
Airgas, Inc.	1,546	105,051
CF Industries Holdings, Inc.	1,499	143,154
Dow Chemical Co.	23,923	656,926
Eastman Chemical Co.	1,572	116,328
Ecolab, Inc.	4,834	245,277
EI Du Pont de Nemours & Co.	18,764	837,250
FMC Corp.	1,577	107,883
International Flavors & Fragrances, Inc.	1,709	82,921
Monsanto Co.	11,301	541,657
PPG Industries, Inc.	3,445	250,796
Praxair, Inc.	6,338	572,068
Sherwin-Williams Co.	1,910	143,517
Sigma-Aldrich Corp.	2,514	151,795
		4,318,948

Commercial Banks - 2.6%
BB&T Corp.	14,342	345,355
Comerica, Inc.	3,762	139,758
Fifth Third Bancorp	16,478	198,230
First Horizon National Corp.*	5,013	57,203
Huntington Bancshares, Inc.	14,844	84,166
KeyCorp	18,211	144,960
M&T Bank Corp.	1,724	141,040
Marshall & Ilsley Corp.	11,386	80,157
PNC Financial Services Group, Inc.	10,897	565,663
Regions Financial Corp.	26,016	189,136
SunTrust Banks, Inc.	10,348	267,289
US Bancorp	39,725	858,856
Wells Fargo & Co.	108,823	2,734,722
Zions Bancorporation	3,702	79,075
		5,885,610

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,290	85,005
Cintas Corp.	2,841	78,270
Iron Mountain, Inc.	3,918	87,528
Pitney Bowes, Inc.	4,486	95,911
Republic Services, Inc.	6,362	193,977
RR Donnelley & Sons Co.	4,279	72,572
Stericycle, Inc.*	1,825	126,801
Waste Management, Inc.	10,003	357,507
		1,097,571

Communications Equipment - 2.3%
Cisco Systems, Inc.*	118,593	2,597,187
Harris Corp.	2,691	119,184
JDS Uniphase Corp.*	5,037	62,408
Juniper Networks, Inc.*	10,891	330,542
Motorola, Inc.*	48,141	410,643
QUALCOMM, Inc.	33,332	1,503,940
Tellabs, Inc.	8,309	61,902
		5,085,806

Computers & Peripherals - 4.3%
Apple, Inc.*	18,995	5,389,831
Dell, Inc.*	35,133	455,324
EMC Corp.*	42,580	864,800
Hewlett-Packard Co.	47,257	1,988,102
Lexmark International, Inc.*	1,689	75,363
NetApp, Inc.*	7,415	369,193
QLogic Corp.*	2,463	43,447
SanDisk Corp.*	4,762	174,527
Western Digital Corp.*	4,748	134,796
		9,495,383

Construction & Engineering - 0.2%
Fluor Corp.	3,704	183,459
Jacobs Engineering Group, Inc.*	2,693	104,219
Quanta Services, Inc.*	4,540	86,623
		374,301

Construction Materials - 0.0%
Vulcan Materials Co.	2,731	100,829

Consumer Finance - 0.7%
American Express Co.	21,737	913,606
Capital One Financial Corp.	9,457	374,025
Discover Financial Services	11,272	188,017
SLM Corp.*	10,062	116,216
		1,591,864

Containers & Packaging - 0.2%
Ball Corp.	1,914	112,639
Bemis Co., Inc.	2,358	74,867
Owens-Illinois, Inc.*	3,418	95,909
Pactiv Corp.*	2,861	94,356
Sealed Air Corp.	3,438	77,286
		455,057

Distributors - 0.1%
Genuine Parts Co.	3,290	146,701

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,607	133,870
DeVry, Inc.	1,339	65,892
H&R Block, Inc.	6,821	88,332
		288,094

Diversified Financial Services - 3.9%
Bank of America Corp.	208,347	2,731,429
Citigroup, Inc.*	493,347	1,924,053
CME Group, Inc.	1,396	363,588
IntercontinentalExchange, Inc.*	1,531	160,326
JPMorgan Chase & Co.	82,393	3,136,702
Leucadia National Corp.*	4,103	96,913
Moody's Corp.	4,077	101,844
NYSE Euronext	5,409	154,535
The NASDAQ OMX Group, Inc.*	3,020	58,679
		8,728,069

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	122,699	3,509,191
CenturyLink, Inc.	6,223	245,560
Frontier Communications Corp.	20,525	167,689
Qwest Communications International, Inc.	36,116	226,447
Verizon Communications, Inc.	58,803	1,916,390
Windstream Corp.	10,016	123,097
		6,188,374

Electric Utilities - 1.9%
Allegheny Energy, Inc.	3,516	86,212
American Electric Power Co., Inc.	9,920	359,402
Duke Energy Corp.	27,201	481,730
Edison International	6,749	232,098
Entergy Corp.	3,922	300,151
Exelon Corp.	13,683	582,622
FirstEnergy Corp.	6,315	243,380
NextEra Energy, Inc.	8,590	467,210
Northeast Utilities	3,795	112,218
Pepco Holdings, Inc.	4,806	89,392
Pinnacle West Capital Corp.	2,247	92,734
PPL Corp.	10,024	272,953
Progress Energy, Inc.	5,948	264,210
Southern Co.	17,250	642,390
		4,226,702

Electrical Equipment - 0.5%
Emerson Electric Co.	15,605	821,759
Rockwell Automation, Inc.	2,955	182,412
Roper Industries, Inc.	2,026	132,055
		1,136,226

Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*	7,215	240,765
Amphenol Corp.	3,599	176,279
Corning, Inc.	32,330	590,992
FLIR Systems, Inc.*	3,306	84,964
Jabil Circuit, Inc.	4,017	57,885
Molex, Inc.	3,006	62,916
		1,213,801

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	8,888	378,629
Cameron International Corp.*	5,059	217,335
Diamond Offshore Drilling, Inc.	1,503	101,858
FMC Technologies, Inc.*	2,520	172,091
Halliburton Co.	18,755	620,228
Helmerich & Payne, Inc.	2,286	92,491
Nabors Industries Ltd.*	5,907	106,680
National Oilwell Varco, Inc.	8,678	385,911
Rowan Co.'s, Inc.*	2,394	72,682
Schlumberger Ltd.	28,294	1,743,193
		3,891,098

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	9,136	589,181
CVS Caremark Corp.	28,190	887,139
Kroger Co.	13,386	289,941
Safeway, Inc.	8,050	170,338
SUPERVALU, Inc.	4,582	52,830
Sysco Corp.	12,255	349,513
Walgreen Co.	20,273	679,145
Wal-Mart Stores, Inc.	41,623	2,227,663
Whole Foods Market, Inc.*	3,034	112,592
		5,358,342

Food Products - 1.8%
Archer-Daniels-Midland Co.	13,325	425,334
Campbell Soup Co.	3,877	138,603
ConAgra Foods, Inc.	9,232	202,550
Dean Foods Co.*	3,917	39,992
General Mills, Inc.	13,336	487,297
H.J. Heinz Co.	6,551	310,321
Hershey Co.	3,207	152,621
Hormel Foods Corp.	1,503	67,034
J.M. Smucker Co.	2,468	149,388
Kellogg Co.	5,413	273,411
Kraft Foods, Inc.	36,115	1,114,509
McCormick & Co., Inc.	2,745	115,400
Mead Johnson Nutrition Co.	4,238	241,184
Sara Lee Corp.	13,688	183,830
Tyson Foods, Inc.	6,192	99,196
		4,000,670

Gas Utilities - 0.1%
Nicor, Inc.	945	43,300
Oneok, Inc.	2,280	102,691
		145,991

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	12,135	578,961
Becton Dickinson & Co.	4,834	358,199
Boston Scientific Corp.*	31,409	192,537
C.R. Bard, Inc.	1,970	160,417
CareFusion Corp.*	4,579	113,730
DENTSPLY International, Inc.	2,966	94,823
Hospira, Inc.*	3,437	195,943
Intuitive Surgical, Inc.*	813	230,681
Medtronic, Inc.	22,488	755,147
St. Jude Medical, Inc.*	6,769	266,292
Stryker Corp.	7,089	354,804
Varian Medical Systems, Inc.*	2,559	154,821
Zimmer Holdings, Inc.*	4,201	219,838
		3,676,193

Health Care Providers & Services - 2.0%
Aetna, Inc.	8,802	278,231
AmerisourceBergen Corp.	5,853	179,453
Cardinal Health, Inc.	7,292	240,928
CIGNA Corp.	5,730	205,019
Coventry Health Care, Inc.*	3,228	69,499
DaVita, Inc.*	2,153	148,622
Express Scripts, Inc.*	11,354	552,940
Humana, Inc.*	3,525	177,096
Laboratory Corp. of America Holdings*	2,154	168,938
McKesson Corp.	5,429	335,404
Medco Health Solutions, Inc.*	8,983	467,655
Patterson Co.'s, Inc.	1,980	56,727
Quest Diagnostics, Inc.	3,132	158,072
Tenet Healthcare Corp.*	10,103	47,686
UnitedHealth Group, Inc.	23,346	819,678
WellPoint, Inc.*	8,279	468,922
		4,374,870

Health Care Technology - 0.1%
Cerner Corp.*	1,413	118,678

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	8,968	342,667
Darden Restaurants, Inc.	2,875	122,993
International Game Technology	6,410	92,625
Marriott International, Inc.	5,953	213,293
McDonald's Corp.	22,134	1,649,204
Starbucks Corp.	15,434	394,802
Starwood Hotels & Resorts Worldwide, Inc.	3,925	206,259
Wyndham Worldwide Corp.	3,754	103,122
Wynn Resorts Ltd.	1,564	135,708
Yum! Brands, Inc.	9,685	446,091
		3,706,764

Household Durables - 0.4%
D.R. Horton, Inc.	5,975	66,442
Fortune Brands, Inc.	3,155	155,321
Harman International Industries, Inc.*	1,447	48,344
Leggett & Platt, Inc.	3,210	73,060
Lennar Corp.	3,675	56,521
Newell Rubbermaid, Inc.	6,004	106,931
Pulte Group, Inc.*	6,859	60,087
Stanley Black & Decker, Inc.	3,403	208,536
Whirlpool Corp.	1,618	130,993
		906,235

Household Products - 2.3%
Clorox Co.	2,918	194,806
Colgate-Palmolive Co.	10,161	780,974
Kimberly-Clark Corp.	8,575	557,804
Procter & Gamble Co.	59,004	3,538,470
		5,072,054

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	13,840	157,084
Constellation Energy Group, Inc.	4,179	134,731
NRG Energy, Inc.*	5,289	110,117
		401,932

Industrial Conglomerates - 2.4%
3M Co.	14,774	1,281,053
General Electric Co.	222,352	3,613,220
Textron, Inc.	5,896	121,222
Tyco International Ltd.	10,372	380,964
		5,396,459

Insurance - 3.9%
ACE Ltd.	6,972	406,119
Aflac, Inc.	9,729	503,087
Allstate Corp.	11,143	351,562
American International Group, Inc.*	2,917	114,055
AON Corp.	5,583	218,351
Assurant, Inc.	2,317	94,302
Berkshire Hathaway, Inc., Class B*	35,965	2,973,586
Chubb Corp.	6,532	372,259
Cincinnati Financial Corp.	3,375	97,369
Genworth Financial, Inc.*	10,131	123,801
Hartford Financial Services Group, Inc.	9,200	211,140
Lincoln National Corp.	6,577	157,322
Loews Corp.	6,601	250,178
Marsh & McLennan Co.'s, Inc.	11,212	270,433
MetLife, Inc.	18,828	723,937
Principal Financial Group, Inc.	6,623	171,668
Progressive Corp.	13,888	289,842
Prudential Financial, Inc.	9,653	522,999
Torchmark Corp.	1,678	89,169
Travelers Co.'s, Inc.	9,732	507,037
Unum Group	6,895	152,724
XL Group plc	7,087	153,504
		8,754,444

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	7,346	1,153,763
Expedia, Inc.	4,295	121,162
priceline.com, Inc.*	1,005	350,081
		1,625,006

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	3,762	188,777
eBay, Inc.*	23,978	585,063
Google, Inc.*	5,169	2,717,809
Monster Worldwide, Inc.*	2,716	35,199
VeriSign, Inc.*	3,781	120,009
Yahoo!, Inc.*	27,997	396,718
		4,043,575

IT Services - 3.0%
Automatic Data Processing, Inc.	10,217	429,421
Cognizant Technology Solutions Corp.*	6,203	399,907
Computer Sciences Corp.	3,195	146,970
Fidelity National Information Services, Inc.	5,294	143,626
Fiserv, Inc.*	3,163	170,233
International Business Machines Corp.	26,257	3,522,114
MasterCard, Inc.	2,006	449,344
Paychex, Inc.	6,663	183,166
SAIC, Inc.*	6,061	96,855
Teradata Corp.*	3,604	138,970
Total System Services, Inc.	3,443	52,471
Visa, Inc.	10,320	766,363
Western Union Co.	13,932	246,179
		6,745,619

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.*	5,808	24,394
Hasbro, Inc.	2,824	125,696
Mattel, Inc.	7,556	177,264
		327,354

Life Sciences - Tools & Services - 0.4%
Life Technologies Corp.*	3,784	176,675
PerkinElmer, Inc.	2,449	56,670
Thermo Fisher Scientific, Inc.*	8,502	407,076
Waters Corp.*	1,926	136,322
		776,743

Machinery - 1.9%
Caterpillar, Inc.	13,092	1,030,079
Cummins, Inc.	4,157	376,541
Danaher Corp.	11,113	451,299
Deere & Co.	8,801	614,134
Dover Corp.	3,869	202,000
Eaton Corp.	3,474	286,570
Flowserve Corp.	1,208	132,179
Illinois Tool Works, Inc.	10,456	491,641
PACCAR, Inc.	7,559	363,966
Pall Corp.	2,422	100,852
Parker Hannifin Corp.	3,336	233,720
Snap-on, Inc.	1,212	56,370
		4,339,351

Media - 3.0%
CBS Corp., Class B	14,085	223,388
Comcast Corp.	58,480	1,057,318
DIRECTV*	17,999	749,298
Discovery Communications, Inc.*	5,889	256,466
Gannett Co., Inc.	5,134	62,789
McGraw-Hill Co.'s, Inc.	6,533	215,981
Meredith Corp.	736	24,516
New York Times Co.*	2,202	17,043
News Corp.	47,354	618,443
Omnicom Group, Inc.	6,359	251,053
Scripps Networks Interactive, Inc.	1,861	88,546
The Interpublic Group of Co.'s, Inc.*	10,493	105,245
Time Warner Cable, Inc.	7,332	395,855
Time Warner, Inc.	23,351	715,708
Viacom, Inc., Class B	12,580	455,270
Walt Disney Co.	39,716	1,314,997
Washington Post Co., Class B	133	53,122
		6,605,038

Metals & Mining - 1.1%
AK Steel Holding Corp.	2,376	32,813
Alcoa, Inc.	21,169	256,357
Allegheny Technologies, Inc.	2,124	98,660
Cliffs Natural Resources, Inc.	2,807	179,423
Freeport-McMoRan Copper & Gold, Inc.	9,775	834,687
Newmont Mining Corp.	10,176	639,154
Nucor Corp.	6,528	249,370
Titanium Metals Corp.*	1,566	31,257
United States Steel Corp.	2,971	130,249
		2,451,970

Multiline Retail - 0.8%
Big Lots, Inc.*	1,737	57,755
Family Dollar Stores, Inc.	2,798	123,560
J.C. Penney Co., Inc.	5,100	138,618
Kohl's Corp.*	6,391	336,678
Macy's, Inc.	8,744	201,899
Nordstrom, Inc.	3,574	132,953
Sears Holdings Corp.*	919	66,297
Target Corp.	14,981	800,584
		1,858,344

Multi-Utilities - 1.4%
Ameren Corp.	4,940	140,296
Centerpoint Energy, Inc.	8,626	135,601
CMS Energy Corp.	4,964	89,451
Consolidated Edison, Inc.	5,842	281,701
Dominion Resources, Inc.	12,356	539,463
DTE Energy Co.	3,568	163,878
Integrys Energy Group, Inc.	1,595	83,036
NiSource, Inc.	5,984	104,122
PG&E Corp.	8,114	368,538
Public Service Enterprise Group, Inc.	10,481	346,711
SCANA Corp.	2,410	97,171
Sempra Energy	5,127	275,833
TECO Energy, Inc.	4,622	80,053
Wisconsin Energy Corp.	2,422	139,992
Xcel Energy, Inc.	9,520	218,674
		3,064,520

Office Electronics - 0.1%
Xerox Corp.	28,598	295,990

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	10,254	584,991
Apache Corp.	7,564	739,457
Cabot Oil & Gas Corp.	2,153	64,827
Chesapeake Energy Corp.	13,487	305,481
Chevron Corp.	41,750	3,383,837
ConocoPhillips	30,829	1,770,509
Consol Energy, Inc.	4,751	175,597
Denbury Resources, Inc.*	8,545	135,780
Devon Energy Corp.	9,033	584,796
El Paso Corp.	14,590	180,624
EOG Resources, Inc.	5,244	487,535
EQT Corp.	3,110	112,147
Exxon Mobil Corp.	105,883	6,542,511
Hess Corp.	6,120	361,814
Marathon Oil Corp.	14,697	486,471
Massey Energy Co.	2,161	67,034
Murphy Oil Corp.	3,967	245,637
Noble Energy, Inc.	3,618	271,676
Occidental Petroleum Corp.	16,824	1,317,319
Peabody Energy Corp.	5,571	273,035
Pioneer Natural Resources Co.	2,402	156,202
QEP Resources, Inc.	3,640	109,710
Range Resources Corp.	3,303	125,943
Southwestern Energy Co.*	7,174	239,899
Spectra Energy Corp.	13,417	302,553
Sunoco, Inc.	2,531	92,381
Tesoro Corp.	2,957	39,505
Valero Energy Corp.	11,714	205,112
Williams Co.'s, Inc.	12,103	231,288
		19,593,671

Paper & Forest Products - 0.2%
International Paper Co.	9,042	196,663
MeadWestvaco Corp.	3,704	90,304
Weyerhaeuser Co.	11,095	174,857
		461,824

Personal Products - 0.2%
Avon Products, Inc.	8,871	284,848
Estee Lauder Co.'s, Inc.	2,371	149,918
		434,766

Pharmaceuticals - 5.9%
Abbott Laboratories, Inc.	31,974	1,670,322
Allergan, Inc.	6,370	423,796
Bristol-Myers Squibb Co.	35,622	965,712
Eli Lilly & Co.	21,020	767,861
Forest Laboratories, Inc.*	5,915	182,951
Johnson & Johnson	57,306	3,550,680
King Pharmaceuticals, Inc.*	5,217	51,961
Merck & Co., Inc.	63,867	2,350,944
Mylan, Inc.*	6,630	124,710
Pfizer, Inc.	167,183	2,870,532
Watson Pharmaceuticals, Inc.*	2,307	97,609
		13,057,078

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,112	82,444
Equifax, Inc.	2,732	85,238
Robert Half International, Inc.	3,213	83,538
		251,220

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co.	2,364	50,542
AvalonBay Communities, Inc.	1,764	183,332
Boston Properties, Inc.	2,880	239,386
Equity Residential	5,861	278,808
HCP, Inc.	6,423	231,099
Health Care REIT, Inc.	2,674	126,587
Host Hotels & Resorts, Inc.	13,625	197,290
Kimco Realty Corp.	8,402	132,331
Plum Creek Timber Co., Inc.	3,376	119,173
ProLogis	10,252	120,769
Public Storage	2,897	281,125
Simon Property Group, Inc.	6,063	562,283
Ventas, Inc.	3,250	167,602
Vornado Realty Trust	3,369	288,151
		2,978,478

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	5,844	106,828

Road & Rail - 0.8%
CSX Corp.	7,883	436,087
Norfolk Southern Corp.	7,666	456,204
Ryder System, Inc.	1,155	49,399
Union Pacific Corp.	10,332	845,158
		1,786,848

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	12,218	86,870
Altera Corp.	6,431	193,959
Analog Devices, Inc.	6,173	193,709
Applied Materials, Inc.	27,851	325,300
Broadcom Corp.	9,355	331,073
First Solar, Inc.*	1,119	164,885
Intel Corp.	115,589	2,222,776
KLA-Tencor Corp.	3,523	124,115
Linear Technology Corp.	4,643	142,679
LSI Corp.*	14,193	64,720
MEMC Electronic Materials, Inc.*	4,916	58,599
Microchip Technology, Inc.	3,983	125,265
Micron Technology, Inc.*	18,390	132,592
National Semiconductor Corp.	5,138	65,612
Novellus Systems, Inc.*	2,037	54,143
NVIDIA Corp.*	12,003	140,195
Teradyne, Inc.*	3,535	39,380
Texas Instruments, Inc.	24,819	673,588
Xilinx, Inc.	5,362	142,683
		5,282,143

Software - 3.7%
Adobe Systems, Inc.*	10,908	285,244
Autodesk, Inc.*	4,754	151,985
BMC Software, Inc.*	3,761	152,245
CA, Inc.	8,090	170,861
Citrix Systems, Inc.*	3,848	262,588
Compuware Corp.*	4,553	38,837
Electronic Arts, Inc.*	7,062	116,029
Intuit, Inc.*	5,870	257,165
McAfee, Inc.*	3,232	152,744
Microsoft Corp.	158,148	3,873,044
Novell, Inc.*	7,081	42,274
Oracle Corp.	80,366	2,157,827
Red Hat, Inc.*	3,910	160,310
Salesforce.com, Inc.*	2,405	268,879
Symantec Corp.*	16,560	251,215
		8,341,247

Specialty Retail - 1.9%
Abercrombie & Fitch Co.	1,859	73,096
AutoNation, Inc.*	1,329	30,899
AutoZone, Inc.*	606	138,719
Bed Bath & Beyond, Inc.*	5,455	236,802
Best Buy Co., Inc.	7,169	292,710
CarMax, Inc.*	4,745	132,196
GameStop Corp.*	3,166	62,402
Home Depot, Inc.	34,795	1,102,306
Limited Brands, Inc.	5,537	148,281
Lowe's Co.'s, Inc.	29,139	649,508
Office Depot, Inc.*	5,940	27,324
O'Reilly Automotive, Inc.*	2,862	152,258
RadioShack Corp.	2,709	57,783
Ross Stores, Inc.	2,539	138,680
Staples, Inc.	15,128	316,478
The Gap, Inc.	9,305	173,445
Tiffany & Co.	2,690	126,403
TJX Co.'s, Inc.	8,449	377,079
Urban Outfitters, Inc.*	2,805	88,189
		4,324,558

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	6,176	265,321
Nike, Inc., Class B	8,049	645,047
Polo Ralph Lauren Corp.	1,363	122,479
VF Corp.	1,825	147,862
		1,180,709

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,935	134,063
People's United Financial, Inc.	8,022	105,008
		239,071

Tobacco - 1.6%
Altria Group, Inc.	43,157	1,036,631
Lorillard, Inc.	3,167	254,342
Philip Morris International, Inc.	38,103	2,134,530
Reynolds American, Inc.	3,502	207,984
		3,633,487

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,061	162,815
W.W. Grainger, Inc.	1,284	152,937
		315,752

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	8,357	428,380
MetroPCS Communications, Inc.*	5,643	59,026
Sprint Nextel Corp.*	61,889	286,546
		773,952

Total Equity Securities (Cost $204,975,178)		214,968,602

EXCHANGE TRADED FUNDS - 2.4%
SPDR Trust Series 1	47,500	5,420,700

Total Exchange Traded Funds (Cost $5,253,025)		5,420,700

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 12/16/10 ^	$400,000	399,888

Total U.S. Treasury (Cost $399,888)		399,888

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.3%
Federal Home Loan Bank Discount Notes, 10/1/10	2,800,000	2,800,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,800,000)		2,800,000

TOTAL INVESTMENTS (Cost $213,428,091) - 100.2%		223,589,190
Other assets and liabilities, net - (0.2%)		(459,510)
NET ASSETS - 100%		$223,129,680
		==========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	10	12/10	$2,841,750	$51,170
E-Mini S&P 500 Index^	11	12/10	625,185	9,549
Total Purchased				$60,719
				==========

^ Futures collateralized by 400,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 95.3%	SHARES	VALUE
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.*	5,089	$383,710
BE Aerospace, Inc.*	15,738	477,019
		860,729

Airlines - 0.4%
Airtran Holdings, Inc.*	20,826	153,071
Alaska Air Group, Inc.*	5,507	281,022
JetBlue Airways Corp.*	30,811	206,126
		640,219

Auto Components - 0.8%
BorgWarner, Inc.*	17,439	917,640
Gentex Corp.	21,475	418,977
		1,336,617

Automobiles - 0.1%
Thor Industries, Inc.	5,845	195,223
TravelCenters of America LLC (b)*	60,000	10
		195,233

Beverages - 0.3%
Hansen Natural Corp.*	10,518	490,349

Biotechnology - 0.9%
United Therapeutics Corp.*	7,568	423,884
Vertex Pharmaceuticals, Inc.*	31,134	1,076,302
		1,500,186

Building Products - 0.2%
Lennox International, Inc.	6,994	291,580

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	7,815	609,648
Apollo Investment Corp.	29,847	305,335
Eaton Vance Corp.	18,069	524,724
Greenhill & Co., Inc.	3,877	307,524
Jefferies Group, Inc.	18,769	425,868
Raymond James Financial, Inc.	15,311	387,828
SEI Investments Co.	22,487	457,385
Waddell & Reed Financial, Inc.	13,069	357,568
		3,375,880

Chemicals - 3.3%
Albemarle Corp.	14,073	658,757
Ashland, Inc.	12,087	589,483
Cabot Corp.	10,065	327,817
Cytec Industries, Inc.	7,539	425,049
Intrepid Potash, Inc.*	6,777	176,676
Lubrizol Corp.	10,324	1,094,034
Minerals Technologies, Inc.	2,806	165,330
NewMarket Corp.	1,519	172,680
Olin Corp.	12,143	244,803
RPM International, Inc.	19,961	397,623
Scotts Miracle-Gro Co.	7,002	362,214
Sensient Technologies Corp.	7,624	232,456
Valspar Corp.	15,284	486,795
		5,333,717

Commercial Banks - 3.3%
Associated Banc-Corp.	26,625	351,184
BancorpSouth, Inc.	11,311	160,390
Bank of Hawaii Corp.	7,397	332,273
Cathay General Bancorp	12,089	143,738
City National Corp.	7,092	376,372
Commerce Bancshares, Inc.	11,309	425,105
Cullen/Frost Bankers, Inc.	9,322	502,176
FirstMerit Corp.	16,593	303,984
Fulton Financial Corp.	30,547	276,756
International Bancshares Corp.	8,097	136,758
PacWest Bancorp	4,810	91,679
Prosperity Bancshares, Inc.	7,178	233,070
SVB Financial Group*	6,427	271,991
Synovus Financial Corp.	120,575	296,615
TCF Financial Corp.	19,381	313,778
Trustmark Corp.	8,752	190,268
Valley National Bancorp	24,784	319,714
Webster Financial Corp.	10,271	180,359
Westamerica Bancorporation	4,515	246,022
Wilmington Trust Corp.	14,042	126,097
		5,278,329

Commercial Services & Supplies - 1.5%
Brink's Co.	7,171	164,933
Clean Harbors, Inc.*	3,520	238,480
Copart, Inc.*	10,964	361,483
Corrections Corp. of America*	16,898	417,043
Deluxe Corp.	7,906	151,242
Herman Miller, Inc.	8,770	172,593
HNI Corp.	6,739	193,814
Mine Safety Appliances Co.	4,716	127,804
Rollins, Inc.	6,482	151,549
Waste Connections, Inc.*	11,822	468,860
		2,447,801

Communications Equipment - 1.8%
ADC Telecommunications, Inc.*	14,841	188,036
Adtran, Inc.	9,578	338,103
Ciena Corp.*	14,239	221,701
CommScope, Inc.*	14,543	345,251
F5 Networks, Inc.*	12,340	1,281,016
Plantronics, Inc.	7,291	246,290
Polycom, Inc.*	13,119	357,886
		2,978,283

Computers & Peripherals - 0.4%
Diebold, Inc.	10,154	315,688
NCR Corp.*	24,682	336,416
		652,104

Construction & Engineering - 1.3%
AECOM Technology Corp.*	17,660	428,432
Granite Construction, Inc.	5,042	114,655
KBR, Inc.	23,902	588,945
Shaw Group, Inc.*	12,984	435,743
URS Corp.*	12,751	484,283
		2,052,058

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	6,996	538,482

Consumer Finance - 0.2%
AmeriCredit Corp.*	14,918	364,894

Containers & Packaging - 1.6%
AptarGroup, Inc.	10,318	471,223
Greif, Inc.	4,757	279,902
Packaging Corp. of America	15,884	368,032
Rock-Tenn Co.	5,996	298,661
Silgan Holdings, Inc.	8,210	260,257
Sonoco Products Co.	15,458	516,916
Temple-Inland, Inc.	16,564	309,084
		2,504,075

Distributors - 0.3%
LKQ Corp.*	21,993	457,454

Diversified Consumer Services - 1.3%
Career Education Corp.*	10,211	219,230
Corinthian Colleges, Inc.*	13,047	91,590
ITT Educational Services, Inc.*	4,213	296,048
Matthews International Corp.	4,546	160,747
Regis Corp.	8,803	168,401
Service Corp. International	37,750	325,405
Sotheby's	10,321	380,019
Strayer Education, Inc.	2,142	373,779
		2,015,219

Diversified Financial Services - 0.4%
MSCI, Inc.*	17,910	594,791

Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	30,242	80,746
tw telecom, Inc.*	23,358	433,758
		514,504

Electric Utilities - 1.7%
Cleco Corp.	9,344	276,769
DPL, Inc.	18,314	478,545
Great Plains Energy, Inc.	20,870	394,443
Hawaiian Electric Industries, Inc.	14,346	323,359
IDACORP, Inc.	7,406	266,023
NV Energy, Inc.	36,174	475,688
PNM Resources, Inc.	13,056	148,708
Westar Energy, Inc.	17,033	412,710
		2,776,245

Electrical Equipment - 1.7%
Acuity Brands, Inc.	6,575	290,878
AMETEK, Inc.	16,375	782,234
Baldor Electric Co.	7,340	296,536
Hubbell, Inc., Class B	9,240	468,930
Regal-Beloit Corp.	5,928	347,914
Thomas & Betts Corp.*	7,994	327,914
Woodward Governor Co.	8,966	290,678
		2,805,084

Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc.*	18,020	481,675
Avnet, Inc.*	23,377	631,413
Ingram Micro, Inc.*	24,116	406,596
Itron, Inc.*	6,205	379,932
National Instruments Corp.	8,991	293,646
Tech Data Corp.*	7,158	288,467
Trimble Navigation Ltd.*	18,226	638,639
Vishay Intertechnology, Inc.*	28,738	278,184
		3,398,552

Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc.*	8,730	265,829
Exterran Holdings, Inc.*	9,721	220,764
Helix Energy Solutions Group, Inc.*	16,128	179,666
Oceaneering International, Inc.*	8,281	446,015
Patterson-UTI Energy, Inc.	23,690	404,625
Pride International, Inc.*	27,040	795,787
Superior Energy Services, Inc.*	12,099	322,922
Tidewater, Inc.	7,862	352,296
Unit Corp.*	6,073	226,462
		3,214,366

Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc.*	8,251	342,416
Ruddick Corp.	6,501	225,455
		567,871

Food Products - 1.5%
Corn Products International, Inc.	11,585	434,437
Flowers Foods, Inc.	11,668	289,833
Green Mountain Coffee Roasters, Inc.*	17,558	547,634
Lancaster Colony Corp.	2,905	137,988
Ralcorp Holdings, Inc.*	8,452	494,273
Smithfield Foods, Inc.*	25,392	427,347
Tootsie Roll Industries, Inc.	3,745	93,176
		2,424,688

Gas Utilities - 2.0%
AGL Resources, Inc.	11,987	459,821
Atmos Energy Corp.	13,789	403,328
Energen Corp.	11,068	506,029
National Fuel Gas Co.	12,614	653,531
Questar Corp.	26,850	470,682
UGI Corp.	16,811	480,963
WGL Holdings, Inc.	7,798	294,608
		3,268,962

Health Care Equipment & Supplies - 3.8%
Beckman Coulter, Inc.	10,591	516,735
Edwards Lifesciences Corp.*	17,337	1,162,446
Gen-Probe, Inc.*	7,445	360,785
Hill-Rom Holdings, Inc.	9,718	348,779
Hologic, Inc.*	39,893	638,687
IDEXX Laboratories, Inc.*	8,877	547,888
Immucor, Inc.*	10,703	212,240
Kinetic Concepts, Inc.*	9,604	351,314
Masimo Corp.	8,997	245,708
ResMed, Inc.*	23,152	759,617
STERIS Corp.	9,125	303,134
Teleflex, Inc.	6,146	348,970
Thoratec Corp.*	8,827	326,422
		6,122,725

Health Care Providers & Services - 3.2%
Community Health Systems, Inc.*	14,438	447,145
Health Management Associates, Inc.*	38,545	295,255
Health Net, Inc.*	14,901	405,158
Henry Schein, Inc.*	14,069	824,162
Kindred Healthcare, Inc.*	5,848	76,141
LifePoint Hospitals, Inc.*	8,294	290,788
Lincare Holdings, Inc.	15,002	376,400
Mednax, Inc.*	7,253	386,585
Omnicare, Inc.	18,073	431,583
Owens & Minor, Inc.	9,715	276,489
Psychiatric Solutions, Inc.*	8,803	295,341
Universal Health Services, Inc., Class B	14,953	581,073
VCA Antech, Inc.*	13,236	279,147
WellCare Health Plans, Inc.*	6,500	188,240
		5,153,507

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	25,079	463,209

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc.*	8,250	288,337
Bob Evans Farms, Inc.	4,587	128,757
Boyd Gaming Corp.*	8,524	61,799
Brinker International, Inc.	15,795	297,894
Burger King Holdings, Inc.	14,207	339,263
Cheesecake Factory, Inc.*	9,099	240,851
Chipotle Mexican Grill, Inc.*	4,758	818,376
International Speedway Corp.	4,598	112,191
Life Time Fitness, Inc.*	6,429	253,753
Panera Bread Co.*	4,759	421,695
Scientific Games Corp.*	10,046	97,446
Wendy's/Arby's Group, Inc.	49,261	223,152
WMS Industries, Inc.*	8,886	338,290
		3,621,804

Household Durables - 1.5%
American Greetings Corp.	6,107	113,529
KB Home	11,146	126,284
MDC Holdings, Inc.	5,629	163,410
Mohawk Industries, Inc.*	8,658	461,472
NVR, Inc.*	900	582,777
Ryland Group, Inc.	6,773	121,372
Toll Brothers, Inc.*	22,015	418,725
Tupperware Brands Corp.	9,728	445,153
		2,432,722

Household Products - 0.9%
Church & Dwight Co., Inc.	10,914	708,755
Energizer Holdings, Inc.*	10,784	725,008
		1,433,763

Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc.*	15,171	73,883

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	9,371	280,661

Insurance - 4.0%
American Financial Group, Inc.	12,103	370,110
Arthur J. Gallagher & Co.	15,952	420,654
Brown & Brown, Inc.	17,832	360,028
Everest Re Group Ltd.	8,602	743,815
Fidelity National Financial, Inc.	34,839	547,321
First American Financial Corp.	15,935	238,069
Hanover Insurance Group, Inc.	6,905	324,535
HCC Insurance Holdings, Inc.	17,707	461,975
Mercury General Corp.	5,447	222,619
Old Republic International Corp.	39,962	553,474
Protective Life Corp.	13,180	286,797
Reinsurance Group of America, Inc.	11,262	543,842
StanCorp Financial Group, Inc.	7,147	271,586
Transatlantic Holdings, Inc.	9,750	495,495
Unitrin, Inc.	7,672	187,120
WR Berkley Corp.	18,616	503,935
		6,531,375

Internet & Catalog Retail - 0.7%
NetFlix, Inc.*	6,647	1,077,878

Internet Software & Services - 1.2%
AOL, Inc.*	16,432	406,692
Digital River, Inc.*	6,101	207,678
Equinix, Inc.*	6,986	715,017
Rackspace Hosting, Inc.*	14,950	388,401
ValueClick, Inc.*	12,711	166,260
		1,884,048

IT Services - 2.8%
Acxiom Corp.*	12,269	194,586
Alliance Data Systems Corp.*	8,050	525,343
Broadridge Financial Solutions, Inc.	19,529	446,628
Convergys Corp.*	18,977	198,310
CoreLogic, Inc.	16,025	307,039
DST Systems, Inc.	5,505	246,844
Gartner, Inc.*	11,079	326,166
Global Payments, Inc.	12,192	522,915
Hewitt Associates, Inc.*	14,065	709,298
Lender Processing Services, Inc.	14,236	473,062
Mantech International Corp.*	3,454	136,779
NeuStar, Inc.*	11,544	286,984
SRA International, Inc.*	6,610	130,349
		4,504,303

Life Sciences - Tools & Services - 1.6%
Bio-Rad Laboratories, Inc.*	2,975	269,267
Charles River Laboratories International, Inc.*	10,192	337,865
Covance, Inc.*	9,958	465,935
Mettler-Toledo International, Inc.*	5,110	635,888
Pharmaceutical Product Development, Inc.	18,249	452,393
Techne Corp.	5,741	354,392
		2,515,740

Machinery - 5.6%
AGCO Corp.*	14,324	558,779
Bucyrus International, Inc.	12,391	859,316
Crane Co.	7,112	269,829
Donaldson Co., Inc.	11,685	550,714
Gardner Denver, Inc.	7,920	425,146
Graco, Inc.	9,331	296,073
Harsco Corp.	12,397	304,718
IDEX Corp.	12,506	444,088
Joy Global, Inc.	15,781	1,109,720
Kennametal, Inc.	12,585	389,254
Lincoln Electric Holdings, Inc.	6,557	379,126
Nordson Corp.	5,254	387,167
Oshkosh Corp.*	13,822	380,105
Pentair, Inc.	15,190	510,840
SPX Corp.	7,682	486,117
Terex Corp.*	16,737	383,612
Timken Co.	12,225	468,951
Trinity Industries, Inc.	12,205	271,805
Valmont Industries, Inc.	3,263	236,241
Wabtec Corp.	7,387	353,025
		9,064,626

Marine - 0.3%
Alexander & Baldwin, Inc.	6,298	219,423
Kirby Corp.*	8,320	333,299
		552,722

Media - 0.7%
DreamWorks Animation SKG, Inc.*	10,953	349,510
Harte-Hanks, Inc.	5,900	68,853
John Wiley & Sons, Inc.	7,070	288,880
Lamar Advertising Co.*	8,751	278,457
Scholastic Corp.	4,257	118,430
		1,104,130

Metals & Mining - 1.0%
Carpenter Technology Corp.	6,771	228,250
Commercial Metals Co.	17,582	254,763
Reliance Steel & Aluminum Co.	11,359	471,739
Steel Dynamics, Inc.	33,341	470,442
Worthington Industries, Inc.	8,766	131,753
		1,556,947

Multiline Retail - 0.8%
99 Cents Only Stores*	6,990	131,971
Dollar Tree, Inc.*	19,418	946,822
Saks, Inc.*	24,778	213,091
		1,291,884

Multi-Utilities - 1.8%
Alliant Energy Corp.	17,056	619,986
Black Hills Corp.	5,996	187,075
MDU Resources Group, Inc.	28,967	577,892
NSTAR	15,844	623,461
OGE Energy Corp.	14,967	596,734
Vectren Corp.	12,501	323,401
		2,928,549

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,768	294,956

Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	25,017	668,204
Bill Barrett Corp.*	7,031	253,116
Cimarex Energy Co.	12,916	854,781
Comstock Resources, Inc.*	7,274	163,592
Forest Oil Corp.*	17,314	514,226
Frontier Oil Corp.	16,290	218,286
Mariner Energy, Inc.*	15,892	385,063
Newfield Exploration Co.*	20,435	1,173,786
Overseas Shipholding Group, Inc.	4,095	140,540
Patriot Coal Corp.*	12,245	139,715
Plains Exploration & Production Co.*	21,572	575,325
Quicksilver Resources, Inc.*	18,353	231,248
Southern Union Co.	19,166	461,134
		5,779,016

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	19,525	147,804

Personal Products - 0.6%
Alberto-Culver Co.	13,195	496,792
NBTY, Inc.*	9,763	536,769
		1,033,561

Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	17,653	586,785
Medicis Pharmaceutical Corp.	9,203	272,869
Perrigo Co.	12,622	810,585
Valeant Pharmaceuticals International, Inc.	15,876	397,694
		2,067,933

Professional Services - 1.0%
Corporate Executive Board Co.	5,113	161,366
FTI Consulting, Inc.*	7,232	250,878
Korn/Ferry International*	6,834	113,034
Manpower, Inc.	12,607	658,086
Navigant Consulting, Inc.*	7,492	87,132
Towers Watson & Co.	6,923	340,473
		1,610,969

Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	8,361	585,270
AMB Property Corp.	25,894	685,414
BRE Properties, Inc.	9,793	406,410
Camden Property Trust	10,245	491,453
Corporate Office Properties Trust	9,073	338,514
Cousins Properties, Inc.	15,472	110,470
Duke Realty Corp.	38,477	445,948
Equity One, Inc.	6,366	107,458
Essex Property Trust, Inc.	4,635	507,254
Federal Realty Investment Trust	9,447	771,442
Highwoods Properties, Inc.	11,023	357,917
Hospitality Properties Trust	18,999	424,248
Liberty Property Trust	17,437	556,240
Macerich Co.	19,976	857,969
Mack-Cali Realty Corp.	12,209	399,356
Nationwide Health Properties, Inc.	18,929	731,984
Omega Healthcare Investors, Inc.	14,317	321,417
Potlatch Corp.	6,152	209,168
Rayonier, Inc.	12,346	618,782
Realty Income Corp.	16,837	567,744
Regency Centers Corp.	12,594	497,085
Senior Housing Properties Trust	19,617	461,000
SL Green Realty Corp.	12,004	760,213
UDR, Inc.	27,370	578,054
Weingarten Realty Investors	18,413	401,772
		12,192,582

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	6,472	558,339

Road & Rail - 1.1%
Con-way, Inc.	8,287	256,814
JB Hunt Transport Services, Inc.	13,528	469,422
Kansas City Southern*	15,661	585,878
Landstar System, Inc.	7,582	292,817
Werner Enterprises, Inc.	6,776	138,840
		1,743,771

Semiconductors & Semiconductor Equipment - 2.7%
Atmel Corp.*	70,935	564,643
Cree, Inc.*	16,550	898,499
Fairchild Semiconductor International, Inc.*	19,340	181,796
Integrated Device Technology, Inc.*	24,253	141,880
International Rectifier Corp.*	10,572	222,963
Intersil Corp.	19,046	222,648
Lam Research Corp.*	18,992	794,815
RF Micro Devices, Inc.*	41,729	256,216
Semtech Corp.*	9,499	191,785
Silicon Laboratories, Inc.*	6,826	250,173
Skyworks Solutions, Inc.*	27,200	562,496
		4,287,914

Software - 3.9%
ACI Worldwide, Inc.*	5,262	117,816
Advent Software, Inc.*	2,405	125,517
ANSYS, Inc.*	13,936	588,796
Cadence Design Systems, Inc.*	40,722	310,709
FactSet Research Systems, Inc.	7,086	574,887
Fair Isaac Corp.	6,381	157,356
Informatica Corp.*	14,140	543,117
Jack Henry & Associates, Inc.	13,138	335,019
Mentor Graphics Corp.*	16,449	173,866
MICROS Systems, Inc.*	12,364	523,368
Parametric Technology Corp.*	17,689	345,643
Quest Software, Inc.*	9,505	233,728
Rovi Corp.*	15,714	792,143
Solera Holdings, Inc.	10,777	475,912
Synopsys, Inc.*	22,566	558,960
TIBCO Software, Inc.*	25,073	444,795
		6,301,632

Specialty Retail - 3.8%
Aaron's, Inc.	11,151	205,736
Advance Auto Parts, Inc.	12,888	756,268
Aeropostale, Inc.*	14,382	334,381
American Eagle Outfitters, Inc.	30,087	450,102
AnnTaylor Stores Corp.*	9,030	182,767
Barnes & Noble, Inc.	5,717	92,673
Chico's FAS, Inc.	27,517	289,479
Coldwater Creek, Inc.*	9,115	48,036
Collective Brands, Inc.*	9,990	161,239
Dick's Sporting Goods, Inc.*	13,470	377,699
Foot Locker, Inc.	24,112	350,347
Guess?, Inc.	9,838	399,718
J Crew Group, Inc.*	9,762	328,198
PetSmart, Inc.	18,197	636,895
Rent-A-Center, Inc.	10,132	226,754
The Dress Barn, Inc.*	10,572	251,085
Tractor Supply Co.	11,192	443,875
Williams-Sonoma, Inc.	16,545	524,476
		6,059,728

Textiles, Apparel & Luxury Goods - 1.3%
Fossil, Inc.*	8,111	436,291
Hanesbrands, Inc.*	14,719	380,633
Phillips-Van Heusen Corp.	10,143	610,203
Timberland Co.*	6,157	121,970
Under Armour, Inc.*	5,372	241,955
Warnaco Group, Inc.*	6,754	345,332
		2,136,384

Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	12,609	171,861
First Niagara Financial Group, Inc.	32,184	374,944
New York Community Bancorp, Inc.	66,617	1,082,526
NewAlliance Bancshares, Inc.	15,841	199,913
Washington Federal, Inc.	17,318	264,273
		2,093,517

Tobacco - 0.1%
Universal Corp.	3,674	147,291

Trading Companies & Distributors - 0.4%
GATX Corp.	7,127	208,963
MSC Industrial Direct Co.	6,818	368,445
United Rentals, Inc.*	9,300	138,012
		715,420

Water Utilities - 0.3%
Aqua America, Inc.	21,087	430,175

Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc.*	10,735	243,363
Telephone & Data Systems, Inc.	14,143	463,890
		707,253

Total Equity Securities (Cost $141,462,473)		153,780,993

EXCHANGE TRADED FUNDS - 2.9%
SPDR S&P MidCap 400 Trust	32,200	4,687,998

Total Exchange Traded Funds (Cost $4,262,023)		4,687,998

U.S. TREASURY - 0.4%	PRINCIPAL AMOUNT
United States Treasury Bills, 12/16/10 ^	$600,000	599,832

Total U.S. Treasury (Cost $599,831)		599,832

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.7%
Federal Home Loan Bank Discount Notes, 10/1/10	2,800,000	2,800,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,800,000)		2,800,000

TOTAL INVESTMENTS (Cost $149,124,327) - 100.3%		161,868,823
Other assets and liabilities, net - (0.3%)		(540,825)
NET ASSETS - 100%		$161,327,998
		============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	48	12/10	$3,840,480	$120,492
Total Purchased				$120,492
				============

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 600,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 94.8%	SHARES	VALUE
Aerospace & Defense - 1.7%
AAR Corp.*	4,051	$75,592
Aerovironment, Inc.*	1,717	38,203
American Science & Engineering, Inc.	934	68,789
Applied Energetics, Inc.*	7,194	8,057
Applied Signal Technology, Inc.	1,235	30,727
Astronics Corp.*	970	16,927
Ceradyne, Inc.*	2,640	61,644
Cubic Corp.	1,634	66,667
Curtiss-Wright Corp.	4,761	144,258
DigitalGlobe, Inc.*	2,863	87,035
Ducommun, Inc.	1,087	23,675
Esterline Technologies Corp.*	3,096	177,184
GenCorp, Inc.*	6,073	29,879
GeoEye, Inc.*	2,291	92,740
Global Defense Technology & Systems, Inc.*	320	4,384
HEICO Corp.	3,046	139,019
Herley Industries, Inc.*	1,409	23,249
Hexcel Corp.*	10,074	179,216
Kratos Defense & Security Solutions, Inc.*	1,476	15,719
Ladish Co., Inc.*	1,630	50,742
LMI Aerospace, Inc.*	916	14,583
Moog, Inc.*	4,710	167,252
Orbital Sciences Corp.*	5,982	91,525
Taser International, Inc.*	5,806	22,527
Teledyne Technologies, Inc.*	3,761	149,763
Triumph Group, Inc.	1,732	129,190
		1,908,546

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	5,621	34,232
Atlas Air Worldwide Holdings, Inc.*	2,681	134,854
Dynamex, Inc.*	1,010	15,403
Forward Air Corp.	3,008	78,208
HUB Group, Inc.*	3,878	113,470
Pacer International, Inc.*	3,629	21,919
Park-Ohio Holdings Corp.*	726	9,656
		407,742

Airlines - 0.7%
Airtran Holdings, Inc.*	14,043	103,216
Alaska Air Group, Inc.*	3,713	189,474
Allegiant Travel Co.	1,577	66,739
Hawaiian Holdings, Inc.*	5,374	32,190
JetBlue Airways Corp.*	25,331	169,464
Pinnacle Airlines Corp.*	1,723	9,356
Republic Airways Holdings, Inc.*	3,180	26,331
Skywest, Inc.	5,807	81,066
US Airways Group, Inc.*	16,745	154,891
		832,727

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	6,230	56,195
Amerigon, Inc.*	2,243	23,103
Cooper Tire & Rubber Co.	6,357	124,788
Dana Holding Corp.*	14,533	179,047
Dorman Products, Inc.*	1,175	36,213
Drew Industries, Inc.*	1,976	41,219
Exide Technologies*	7,847	37,587
Fuel Systems Solutions, Inc.*	1,481	57,922
Modine Manufacturing Co.*	4,803	62,295
Shiloh Industries, Inc.*	483	4,675
Spartan Motors, Inc.	3,414	15,841
Standard Motor Products, Inc.	1,820	19,165
Stoneridge, Inc.*	1,588	16,690
Superior Industries International, Inc.	2,400	41,472
Tenneco, Inc.*	6,201	179,643
		895,855

Automobiles - 0.0%
Winnebago Industries, Inc.*	3,020	31,468

Beverages - 0.1%
Boston Beer Co., Inc.*	897	59,982
Coca Cola Bottling Co. Consolidated	436	23,078
Heckmann Corp.*	9,213	35,931
MGP Ingredients, Inc.	1,018	7,991
National Beverage Corp.	1,154	16,156
		143,138

Biotechnology - 3.1%
Acorda Therapeutics, Inc.*	4,020	132,740
Affymax, Inc.*	2,134	12,697
Alkermes, Inc.*	9,850	144,302
Allos Therapeutics, Inc.*	8,161	38,520
Alnylam Pharmaceuticals, Inc.*	3,781	46,431
AMAG Pharmaceuticals, Inc.*	2,181	37,535
Anthera Pharmaceuticals, Inc.*	532	2,229
Arena Pharmaceuticals, Inc.*	11,560	18,149
Ariad Pharmaceuticals, Inc.*	11,491	43,896
Arqule, Inc.*	4,310	22,197
Array Biopharma, Inc.*	5,513	17,807
AspenBio Pharma, Inc.*	3,313	1,690
AVEO Pharmaceuticals, Inc.*	860	9,580
AVI BioPharma, Inc.*	10,243	18,847
BioCryst Pharmaceuticals, Inc.*	2,679	13,234
Biosante Pharmaceuticals, Inc.*	5,908	9,925
Biospecifics Technologies Corp.*	285	7,672
Biotime, Inc.*	1,975	9,381
Celera Corp.*	8,512	57,371
Celldex Therapeutics, Inc.*	2,949	11,796
Cepheid, Inc.*	6,168	115,403
Chelsea Therapeutics International Ltd.*	3,272	16,753
Clinical Data, Inc.*	1,024	17,275
Codexis, Inc.*	566	5,434
Cubist Pharmaceuticals, Inc.*	6,063	141,814
Curis, Inc.*	7,891	10,811
Cytokinetics, Inc.*	4,820	12,725
Cytori Therapeutics, Inc.*	3,806	18,611
CytRx Corp.*	10,126	7,593
Dyax Corp.*	9,064	21,482
Dynavax Technologies Corp.*	6,643	12,157
Emergent Biosolutions, Inc.*	1,965	33,916
Enzon Pharmaceuticals, Inc.*	5,142	57,848
Exact Sciences Corp.*	3,297	23,870
Exelixis, Inc.*	11,273	44,190
Genomic Health, Inc.*	1,298	17,341
Geron Corp.*	10,193	56,367
Halozyme Therapeutics, Inc.*	7,451	57,447
Idenix Pharmaceuticals, Inc.*	3,312	10,267
Immunogen, Inc.*	7,035	44,109
Immunomedics, Inc.*	6,814	21,941
Incyte Corp. Ltd.*	9,130	145,989
Infinity Pharmaceuticals, Inc.*	1,415	7,797
Inhibitex, Inc.*	4,564	8,215
Inovio Pharmaceuticals, Inc.*	7,441	9,301
InterMune, Inc.*	4,719	64,273
Ironwood Pharmaceuticals, Inc.*	1,791	18,232
Isis Pharmaceuticals, Inc.*	9,773	82,093
Keryx Biopharmaceuticals, Inc.*	4,735	22,775
Lexicon Pharmaceuticals, Inc.*	18,346	29,354
Ligand Pharmaceuticals, Inc., Class B*	12,207	19,287
MannKind Corp.*	6,396	43,237
Martek Biosciences Corp.*	3,458	78,255
Maxygen, Inc.*	2,883	16,693
Medivation, Inc.*	3,530	45,890
Metabolix, Inc.*	2,775	34,910
Micromet, Inc.*	8,392	56,394
Momenta Pharmaceuticals, Inc.*	4,173	62,804
Nabi Biopharmaceuticals*	4,647	22,306
Nanosphere, Inc.*	1,028	5,171
Neuralstem, Inc.*	3,920	9,878
Neurocrine Biosciences, Inc.*	4,548	27,561
NeurogesX, Inc.*	816	5,639
Novavax, Inc.*	7,851	17,194
NPS Pharmaceuticals, Inc.*	6,929	47,394
Nymox Pharmaceutical Corp.*	1,718	6,133
Omeros Corp.*	1,739	12,677
Onyx Pharmaceuticals, Inc.*	6,503	171,549
Opko Health, Inc.*	8,218	18,408
Orexigen Therapeutics, Inc.*	3,152	18,691
Osiris Therapeutics, Inc.*	1,745	12,704
PDL BioPharma, Inc.	14,375	75,612
Peregrine Pharmaceuticals, Inc.*	4,774	6,922
Pharmacyclics, Inc.*	3,524	28,403
Pharmasset, Inc.*	3,043	89,768
Progenics Pharmaceuticals, Inc.*	2,933	14,812
Rigel Pharmaceuticals, Inc.*	5,395	45,372
Sangamo Biosciences, Inc.*	4,682	16,059
Savient Pharmaceuticals, Inc.*	7,009	160,296
Sciclone Pharmaceuticals, Inc.*	3,868	10,212
Seattle Genetics, Inc.*	8,679	134,785
SIGA Technologies, Inc.*	2,904	24,568
Spectrum Pharmaceuticals, Inc.*	4,593	19,153
StemCells, Inc.*	12,425	10,313
Synta Pharmaceuticals Corp.*	1,334	5,323
Targacept, Inc.*	2,475	55,292
Theravance, Inc.*	6,487	130,389
Transcept Pharmaceuticals, Inc.*	497	3,464
Vanda Pharmaceuticals, Inc.*	2,587	17,281
Vical, Inc.*	5,213	11,625
Zalicus, Inc.*	6,101	7,931
ZIOPHARM Oncology, Inc.*	4,532	16,995
Zymogenetics, Inc.*	4,924	48,009
		3,456,741

Building Products - 0.6%
A.O. Smith Corp.	2,515	145,593
AAON, Inc.	1,283	30,176
Ameresco, Inc.*	926	11,019
American Woodmark Corp.	938	16,631
Ameron International Corp.	957	65,038
Apogee Enterprises, Inc.	2,915	26,672
Builders FirstSource, Inc.*	4,708	10,734
Gibraltar Industries, Inc.*	3,141	28,206
Griffon Corp.*	4,649	56,671
Insteel Industries, Inc.	1,631	14,646
NCI Building Systems, Inc.*	1,877	17,888
PGT, Inc.*	1,782	4,063
Quanex Building Products Corp.	3,930	67,871
Simpson Manufacturing Co., Inc.	4,087	105,363
Trex Co., Inc.*	1,604	30,588
Universal Forest Products, Inc.	2,010	58,794
		689,953

Capital Markets - 2.0%
American Capital Ltd.*	35,263	204,878
Apollo Investment Corp.	20,126	205,889
Arlington Asset Investment Corp.	625	14,569
Artio Global Investors, Inc.	2,882	44,095
BGC Partners, Inc.	5,291	31,587
BlackRock Kelso Capital Corp.	6,741	77,523
Calamos Asset Management, Inc.	1,999	22,989
Capital Southwest Corp.	264	23,971
Cohen & Steers, Inc.	1,812	39,320
Cowen Group, Inc.*	3,360	11,054
Diamond Hill Investment Group, Inc.	250	18,250
Duff & Phelps Corp.	2,831	38,134
E*Trade Financial Corp.*	1	6
Epoch Holding Corp.	1,224	15,765
Evercore Partners, Inc.	1,625	46,491
FBR Capital Markets Corp.*	4,878	15,317
Fifth Street Finance Corp.	5,601	62,395
Financial Engines, Inc.*	1,197	15,896
GAMCO Investors, Inc.	719	27,703
GFI Group, Inc.	6,892	31,979
Gladstone Capital Corp.	2,184	24,614
Gladstone Investment Corp.	2,292	15,356
Gleacher & Co., Inc.*	7,221	11,626
Golub Capital BDC, Inc.	687	10,511
Harris & Harris Group, Inc.*	3,204	13,681
Hercules Technology Growth Capital, Inc.	3,763	38,044
HFF, Inc.*	1,769	16,416
International Assets Holding Corp.*	1,181	21,376
Investment Technology Group, Inc.*	4,524	64,331
JMP Group, Inc.	1,155	7,046
Kayne Anderson Energy Development Co.	1,060	17,013
KBW, Inc.	3,682	94,259
Knight Capital Group, Inc.*	9,812	121,571
LaBranche & Co., Inc.*	3,286	12,815
Ladenburg Thalmann Financial Services, Inc.*	8,462	8,631
Main Street Capital Corp.	1,524	24,216
MCG Capital Corp.	7,948	46,416
MF Global Holdings Ltd.*	10,779	77,609
MVC Capital, Inc.	2,522	32,710
NGP Capital Resources Co.	2,245	20,340
Oppenheimer Holdings, Inc.	932	26,049
optionsXpress Holdings, Inc.*	4,385	67,354
PennantPark Investment Corp.	3,276	34,758
Penson Worldwide, Inc.*	2,122	10,546
Piper Jaffray Co.'s*	1,598	46,550
Prospect Capital Corp.	7,435	72,194
Pzena Investment Management, Inc.	491	3,373
Rodman & Renshaw Capital Group, Inc.*	1,479	3,180
Safeguard Scientifics, Inc.*	1,902	23,832
Sanders Morris Harris Group, Inc.	2,158	12,214
Solar Capital Ltd.	596	12,784
Stifel Financial Corp.*	3,542	163,959
SWS Group, Inc.	2,652	19,015
TICC Capital Corp.	2,790	28,878
TradeStation Group, Inc.*	3,790	24,938
Triangle Capital Corp.	1,246	19,911
Virtus Investment Partners, Inc.*	434	13,133
Westwood Holdings Group, Inc.	603	20,399
		2,229,459

Chemicals - 2.3%
American Vanguard Corp.	2,111	13,046
Arch Chemicals, Inc.	2,346	82,321
Balchem Corp.	2,927	90,327
Calgon Carbon Corp.*	5,832	84,564
Ferro Corp.*	8,942	115,262
Georgia Gulf Corp.*	3,501	57,206
H.B. Fuller Co.	5,078	100,900
Hawkins, Inc.	899	31,843
Innophos Holdings, Inc.	2,223	73,581
KMG Chemicals, Inc.	568	8,003
Koppers Holdings, Inc.	2,133	57,314
Kraton Performance Polymers, Inc.*	1,042	28,290
Landec Corp.*	2,742	17,028
LSB Industries, Inc.*	1,588	29,489
Minerals Technologies, Inc.	1,951	114,953
NewMarket Corp.	1,072	121,865
NL Industries, Inc.	532	4,831
Olin Corp.	8,188	165,070
OM Group, Inc.*	3,204	96,505
Omnova Solutions, Inc.*	4,634	33,319
PolyOne Corp.*	9,630	116,427
Quaker Chemical Corp.	1,157	37,672
Rockwood Holdings, Inc.*	5,410	170,253
Schulman A, Inc.	3,269	65,870
Senomyx, Inc.*	3,582	14,256
Sensient Technologies Corp.	5,140	156,719
Solutia, Inc.*	12,599	201,836
Spartech Corp.*	3,208	26,338
Stepan Co.	809	47,820
STR Holdings, Inc.*	2,945	63,435
TPC Group, Inc.*	733	17,460
Westlake Chemical Corp.	2,040	61,057
WR Grace & Co.*	7,546	210,835
Zep, Inc.	2,252	39,275
Zoltek Co.'s, Inc.*	2,577	25,048
		2,580,018

Commercial Banks - 5.5%
1st Source Corp.	1,417	24,599
1st United Bancorp, Inc.*	2,033	13,072
Alliance Financial Corp.	484	14,631
American National Bankshares, Inc.	635	13,932
Ameris Bancorp*	2,453	22,936
Ames National Corp.	756	15,075
Arrow Financial Corp.	902	22,629
Bancfirst Corp.	651	26,339
Banco Latinoamericano de Exportaciones SA	2,860	41,327
Bancorp Rhode Island, Inc.	288	8,044
Bancorp, Inc.*	2,092	13,995
Bank of Marin Bancorp	545	17,571
Bank of the Ozarks, Inc.	1,356	50,294
Boston Private Financial Holdings, Inc.	7,188	47,010
Bridge Bancorp, Inc.	653	16,318
Bryn Mawr Bank Corp.	1,004	17,289
Camden National Corp.	710	24,602
Capital City Bank Group, Inc.	1,232	14,956
Cardinal Financial Corp.	2,982	28,657
Cathay General Bancorp	8,151	96,915
Center Financial Corp.*	3,295	16,772
Centerstate Banks of Florida, Inc.	2,552	21,896
Century Bancorp, Inc.	277	6,618
Chemical Financial Corp.	2,535	52,322
Citizens & Northern Corp.	1,125	14,625
Citizens Republic Bancorp, Inc.*	40,948	36,898
City Holding Co.	1,638	50,237
CNB Financial Corp.	1,282	17,628
CoBiz Financial, Inc.	2,995	16,652
Columbia Banking System, Inc.	4,078	80,133
Community Bank System, Inc.	3,439	79,131
Community Trust Bancorp, Inc.	1,419	38,441
CVB Financial Corp.	9,325	70,031
Danvers Bancorp, Inc.	1,956	29,985
Eagle Bancorp, Inc.*	1,706	19,585
Encore Bancshares, Inc.*	745	5,357
Enterprise Financial Services Corp.	1,378	12,815
Financial Institutions, Inc.	1,134	20,026
First Bancorp (North Carolina)	1,553	21,152
First Bancorp (Puerto Rico)*	31,345	8,777
First Bancorp, Inc. (Maine)	691	9,557
First Busey Corp.	4,852	22,077
First Commonwealth Financial Corp.	10,751	58,593
First Community Bancshares, Inc.	1,464	18,886
First Financial Bancorp	6,006	100,180
First Financial Bankshares, Inc.	2,164	101,686
First Financial Corp.	1,151	33,955
First Interstate Bancsystem, Inc.	1,151	15,492
First Merchants Corp.	2,368	18,068
First Midwest Bancorp, Inc.	7,688	88,643
First of Long Island Corp.	601	15,013
First South Bancorp, Inc.	641	6,359
FirstMerit Corp.	11,188	204,964
FNB Corp.	11,878	101,676
German American Bancorp, Inc.	1,152	19,768
Glacier Bancorp, Inc.	7,466	109,004
Great Southern Bancorp, Inc.	940	20,464
Green Bankshares, Inc.*	1,097	7,449
Hancock Holding Co.	3,028	91,052
Hanmi Financial Corp.*	9,549	12,223
Heartland Financial USA, Inc.	1,357	20,884
Heritage Financial Corp.*	1,020	14,280
Home Bancorp, Inc.*	705	9,433
Home Bancshares, Inc.	2,279	46,309
Hudson Valley Holding Corp.	1,105	21,570
IBERIABANK Corp.	2,777	138,794
Independent Bank Corp.	2,199	49,521
International Bancshares Corp.	5,508	93,030
Investors Bancorp, Inc.*	4,986	59,034
Lakeland Bancorp, Inc.	2,133	17,981
Lakeland Financial Corp.	1,672	31,200
MainSource Financial Group, Inc.	2,090	15,968
MB Financial, Inc.	5,497	89,161
Merchants Bancshares, Inc.	377	9,402
Metro Bancorp, Inc.*	1,253	13,019
Midsouth Bancorp, Inc.	777	10,995
MidWestOne Financial Group, Inc.	640	9,382
Nara Bancorp, Inc.*	3,522	24,865
National Bankshares, Inc.	719	18,550
National Penn Bancshares, Inc.:
Common Stock	13,084	81,775
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,577	78,944
Northfield Bancorp, Inc.	1,864	20,168
Old National Bancorp	9,049	95,014
OmniAmerican Bancorp, Inc.*	1,235	13,918
Oriental Financial Group, Inc.	5,030	66,899
Orrstown Financial Services, Inc.	623	14,429
Pacific Continental Corp.	1,909	17,276
PacWest Bancorp	3,189	60,782
Park National Corp.	1,296	82,996
Peapack Gladstone Financial Corp.	695	8,187
Penns Woods Bancorp, Inc.	303	10,014
Peoples Bancorp, Inc.	1,091	13,496
Pinnacle Financial Partners, Inc.*	3,463	31,825
Porter Bancorp, Inc.	221	2,219
PrivateBancorp, Inc.	5,399	61,495
Prosperity Bancshares, Inc.	4,840	157,155
Renasant Corp.	2,564	38,998
Republic Bancorp, Inc.	1,015	21,447
S&T Bancorp, Inc.	2,570	44,769
Sandy Spring Bancorp, Inc.	2,490	38,595
SCBT Financial Corp.	1,325	41,327
Sierra Bancorp	987	12,189
Signature Bank*	4,245	164,876
Simmons First National Corp.	1,784	50,434
Southside Bancshares, Inc.	1,639	30,968
Southwest Bancorp, Inc.	2,012	26,096
State Bancorp, Inc.	1,725	15,491
StellarOne Corp.	2,371	30,159
Sterling BanCorp.	2,786	24,210
Sterling Bancshares, Inc.	9,519	51,117
Suffolk Bancorp	896	22,687
Susquehanna Bancshares, Inc.	13,460	113,602
SVB Financial Group*	4,333	183,373
SY Bancorp, Inc.	1,229	30,504
Taylor Capital Group, Inc.*	889	10,197
Texas Capital Bancshares, Inc.*	3,793	65,505
Tompkins Financial Corp.	820	32,521
Tower Bancorp, Inc.	521	10,561
TowneBank	2,439	36,487
Trico Bancshares	1,295	19,904
Trustmark Corp.	6,631	144,158
UMB Financial Corp.	3,293	116,934
Umpqua Holdings Corp.	11,889	134,821
Union First Market Bankshares Corp.	1,985	25,924
United Bankshares, Inc.	4,030	100,307
United Community Banks, Inc.*	9,783	21,914
Univest Corp. of Pennsylvania	1,722	30,066
Virginia Commerce Bancorp, Inc.*	1,862	9,049
Washington Banking Co.	1,588	22,010
Washington Trust Bancorp, Inc.	1,465	28,011
Webster Financial Corp.	6,779	119,039
WesBanco, Inc.	2,394	39,118
West Bancorporation, Inc.*	1,387	8,738
West Coast Bancorp*	8,697	19,829
Westamerica Bancorporation	3,044	165,868
Western Alliance Bancorp*	6,105	40,904
Whitney Holding Corp.	10,015	81,823
Wilshire Bancorp, Inc.	2,023	13,230
Wintrust Financial Corp.	3,226	104,555
		6,056,671

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	5,390	116,370
ACCO Brands Corp.*	5,689	32,712
American Reprographics Co.*	3,819	29,979
APAC Customer Services, Inc.*	2,952	16,708
ATC Technology Corp.*	2,085	51,583
Bowne & Co., Inc.	4,163	47,167
Brink's Co.	4,973	114,379
Casella Waste Systems, Inc.*	2,315	9,723
Cenveo, Inc.*	5,712	28,731
Clean Harbors, Inc.*	2,395	162,261
Compx International, Inc.	107	1,416
Consolidated Graphics, Inc.*	967	40,082
Courier Corp.	1,060	15,073
Deluxe Corp.	5,330	101,963
EnergySolutions, Inc.	9,188	46,216
EnerNOC, Inc.*	2,044	64,202
Ennis, Inc.	2,688	48,088
Fuel Tech, Inc.*	1,855	11,631
G&K Services, Inc.	1,927	44,051
GEO Group, Inc.:
Common Stock*	6,297	147,035
Escrow (b)*	100,000	12
Healthcare Services Group	4,545	103,581
Herman Miller, Inc.	5,913	116,368
Higher One Holdings, Inc.*	1,102	18,172
HNI Corp.	4,694	134,999
Innerworkings, Inc.*	2,465	16,195
Interface, Inc.	5,240	74,565
Kimball International, Inc., Class B	3,252	18,959
Knoll, Inc.	4,879	75,673
M&F Worldwide Corp.*	1,102	26,834
Mcgrath Rentcorp	2,483	59,468
Metalico, Inc.*	3,896	14,922
Mine Safety Appliances Co.	2,755	74,661
Mobile Mini, Inc.*	3,776	57,924
Multi-Color Corp.	1,079	16,617
Rollins, Inc.	4,455	104,158
Schawk, Inc.	1,200	22,152
Standard Parking Corp.*	1,439	24,607
Standard Register Co.	1,196	3,492
Steelcase, Inc.	7,952	66,240
SYKES Enterprises, Inc.*	4,285	58,190
Team, Inc.*	1,759	30,272
Tetra Tech, Inc.*	6,407	134,355
Unifirst Corp.	1,463	64,591
United Stationers, Inc.*	2,512	134,417
US Ecology, Inc.	1,699	27,184
Viad Corp.	2,132	41,233
		2,649,211

Communications Equipment - 2.9%
Acme Packet, Inc.*	4,545	172,437
ADC Telecommunications, Inc.*	10,070	127,587
Adtran, Inc.	6,453	227,791
Anaren, Inc.*	1,364	22,902
Arris Group, Inc.*	13,166	128,632
Aruba Networks, Inc.*	7,994	170,592
Aviat Networks, Inc.*	5,538	22,650
Bel Fuse, Inc., Class B	968	20,154
BigBand Networks, Inc.*	4,631	13,152
Black Box Corp.	1,822	58,413
Blue Coat Systems, Inc.*	4,320	103,939
Calix, Inc.*	689	9,894
Comtech Telecommunications Corp.*	2,960	80,956
DG FastChannel, Inc.*	2,600	56,550
Digi International, Inc.*	2,313	21,950
EMS Technologies, Inc.*	1,420	26,455
Emulex Corp.*	8,421	87,915
Extreme Networks*	9,344	29,060
Finisar Corp.*	7,820	146,938
Globecomm Systems, Inc.*	2,226	18,632
Harmonic, Inc.*	10,062	69,227
Hughes Communications, Inc.*	925	25,206
Infinera Corp.*	9,129	106,535
InterDigital, Inc.*	4,565	135,170
Ixia*	3,392	42,061
KVH Industries, Inc.*	1,491	22,380
Loral Space & Communications, Inc.*	1,120	58,464
Meru Networks, Inc.*	500	8,620
Netgear, Inc.*	3,655	98,721
Network Engines, Inc.*	3,343	4,881
Network Equipment Technologies, Inc.*	3,119	10,761
Occam Networks, Inc.*	1,165	9,122
Oclaro, Inc.*	5,127	82,083
Oplink Communications, Inc.*	2,178	43,211
Opnext, Inc.*	4,498	7,062
PC-Tel, Inc.*	1,456	8,940
Plantronics, Inc.	5,010	169,238
Powerwave Technologies, Inc.*	13,780	25,080
Riverbed Technology, Inc.*	6,547	298,412
Seachange International, Inc.*	2,890	21,415
ShoreTel, Inc.*	4,177	20,718
Sonus Networks, Inc.*	21,614	76,297
Sycamore Networks, Inc.	2,004	64,950
Symmetricom, Inc.*	4,071	23,286
Tekelec*	7,093	91,925
Utstarcom, Inc.*	12,138	26,339
Viasat, Inc.*	3,444	141,583
		3,238,286

Computers & Peripherals - 0.8%
Avid Technology, Inc.*	3,016	39,540
Compellent Technologies, Inc.*	2,162	39,305
Cray, Inc.*	3,293	21,734
Electronics for Imaging, Inc.*	4,701	56,976
Hutchinson Technology, Inc.*	2,168	7,523
Hypercom Corp.*	4,276	27,794
Imation Corp.*	3,091	28,839
Immersion Corp.*	2,323	13,729
Intermec, Inc.*	5,073	62,195
Intevac, Inc.*	2,067	20,691
Isilon Systems, Inc.*	2,770	61,716
Netezza Corp.*	5,291	142,592
Novatel Wireless, Inc.*	2,900	22,852
Presstek, Inc.*	2,546	5,576
Quantum Corp.*	22,250	47,170
Rimage Corp.*	986	16,210
Silicon Graphics International Corp.*	3,184	24,708
STEC, Inc.*	4,229	52,651
Stratasys, Inc.*	2,129	59,016
Super Micro Computer, Inc.*	2,536	26,349
Synaptics, Inc.*	3,517	98,968
Xyratex Ltd.*	3,129	46,434
		922,568

Construction & Engineering - 0.7%
Argan, Inc.*	585	5,470
Comfort Systems USA, Inc.	3,947	42,351
Dycom Industries, Inc.*	4,013	40,090
EMCOR Group, Inc.*	6,884	169,278
Furmanite Corp.*	3,814	18,612
Granite Construction, Inc.	3,621	82,341
Great Lakes Dredge & Dock Corp.	6,080	35,325
Insituform Technologies, Inc.*	4,073	98,485
Layne Christensen Co.*	2,030	52,557
MasTec, Inc.*	5,503	56,791
Michael Baker Corp.*	821	27,060
MYR Group, Inc.*	2,064	33,829
Northwest Pipe Co.*	959	16,782
Orion Marine Group, Inc.*	2,790	34,624
Pike Electric Corp.*	1,702	12,391
Primoris Services Corp.	1,880	12,295
Sterling Construction Co., Inc.*	1,494	18,496
Tutor Perini Corp.*	2,770	55,649
		812,426

Construction Materials - 0.1%
Headwaters, Inc.*	6,267	22,561
Texas Industries, Inc.	2,159	68,052
United States Lime & Minerals, Inc.*	269	10,400
		101,013

Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	5,101	20,557
Cardtronics, Inc.*	2,798	43,173
Cash America International, Inc.	3,067	107,345
CompuCredit Holdings Corp.	1,284	6,189
Credit Acceptance Corp.*	580	35,125
Dollar Financial Corp.*	2,526	52,717
Ezcorp, Inc.*	4,793	96,052
First Cash Financial Services, Inc.*	3,127	86,774
First Marblehead Corp.*	5,748	13,450
Nelnet, Inc.	2,740	62,691
Student Loan Corp.	371	11,019
World Acceptance Corp.*	1,704	75,249
		610,341

Containers & Packaging - 0.5%
AEP Industries, Inc.*	367	8,669
Boise, Inc.*	7,277	47,228
Graham Packaging Co., Inc.*	1,590	18,794
Graphic Packaging Holding Co.*	11,654	38,924
Myers Industries, Inc.	3,665	31,482
Rock-Tenn Co.	4,043	201,382
Silgan Holdings, Inc.	5,603	177,615
		524,094

Distributors - 0.0%
Audiovox Corp.*	1,390	9,508
Core-Mark Holding Co., Inc.*	1,111	34,396
		43,904

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,908	62,697
Bridgepoint Education, Inc.*	2,023	31,276
Cambium Learning Group, Inc.*	1,538	4,922
Capella Education Co.*	1,741	135,136
Coinstar, Inc.*	3,293	141,566
Corinthian Colleges, Inc.*	9,149	64,226
CPI Corp.	543	14,053
Grand Canyon Education, Inc.*	3,217	70,549
K12, Inc.*	2,607	75,681
Learning Tree International, Inc.	519	5,252
Lincoln Educational Services Corp.*	1,706	24,583
Mac-Gray Corp.	1,212	14,702
Matthews International Corp.	3,136	110,889
National American University Holdings, Inc.	724	4,865
Pre-Paid Legal Services, Inc.*	779	48,680
Princeton Review, Inc.*	1,065	2,173
Regis Corp.	5,963	114,072
Sotheby's	6,959	256,230
Steiner Leisure Ltd.*	1,539	58,636
Stewart Enterprises, Inc.	8,450	45,545
Universal Technical Institute, Inc.	2,185	42,717
		1,328,450

Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp.*	1,189	6,385
Asta Funding, Inc.	981	7,485
California First National Bancorp	145	1,837
Compass Diversified Holdings	3,434	55,493
Encore Capital Group, Inc.*	1,293	23,300
Life Partners Holdings, Inc.	758	14,425
MarketAxess Holdings, Inc.	2,869	48,716
Marlin Business Services Corp.*	795	9,540
Medallion Financial Corp.	1,184	9,223
NewStar Financial, Inc.*	2,898	21,474
PHH Corp.*	5,754	121,179
Pico Holdings, Inc.*	2,346	70,052
Portfolio Recovery Associates, Inc.*	1,761	113,849
Primus Guaranty Ltd.*	1,277	5,823
THL Credit, Inc.	836	9,848
		518,629

Diversified Telecommunication Services - 0.6%
AboveNet, Inc.*	2,337	121,734
Alaska Communications Systems Group, Inc.	4,627	46,964
Atlantic Tele-Network, Inc.	967	47,615
Cbeyond, Inc.*	2,783	35,706
Cincinnati Bell, Inc.*	20,883	55,758
Cogent Communications Group, Inc.*	4,657	44,102
Consolidated Communications Holdings, Inc.	2,585	48,262
General Communication, Inc.*	4,937	49,222
Global Crossing Ltd.*	3,130	40,252
Globalstar, Inc.*	6,474	11,265
IDT Corp., Class B*	1,313	23,358
Iridium Communications, Inc.*	3,537	30,206
Neutral Tandem, Inc.*	3,430	40,988
PAETEC Holding Corp.*	13,071	53,722
Premiere Global Services, Inc.*	6,232	44,122
Vonage Holdings Corp.*	9,764	24,898
		718,174

Electric Utilities - 1.3%
Allete, Inc.	3,228	117,596
Central Vermont Public Service Corp.	1,112	22,429
Cleco Corp.	6,300	186,606
El Paso Electric Co.*	4,543	108,032
Empire District Electric Co.	4,167	83,965
IDACORP, Inc.	4,993	179,349
MGE Energy, Inc.	2,399	94,976
Otter Tail Corp.	3,730	76,055
PNM Resources, Inc.	8,999	102,499
Portland General Electric Co.	7,815	158,488
UIL Holdings Corp.	5,188	146,094
Unisource Energy Corp.	3,745	125,195
Unitil Corp.	1,008	22,126
		1,423,410

Electrical Equipment - 1.8%
A123 Systems, Inc.*	7,540	67,634
Acuity Brands, Inc.	4,515	199,744
Advanced Battery Technologies, Inc.*	6,131	22,010
American Superconductor Corp.*	4,656	144,802
AZZ, Inc.	1,289	55,221
Baldor Electric Co.	4,861	196,384
Belden, Inc.	4,854	128,049
Brady Corp.	5,070	147,892
Broadwind Energy, Inc.*	8,589	16,061
Capstone Turbine Corp.*	22,313	17,228
Coleman Cable, Inc.*	735	4,403
Encore Wire Corp.	1,921	39,400
Ener1, Inc.*	5,656	20,814
EnerSys*	5,011	125,125
Franklin Electric Co., Inc.	2,414	80,048
FuelCell Energy, Inc.*	9,565	11,765
Generac Holdings, Inc.*	2,005	27,348
GrafTech International Ltd.*	12,501	195,391
Hoku Corp.*	1,588	4,335
II-VI, Inc.*	2,604	97,207
LaBarge, Inc.*	1,291	16,125
LSI Industries, Inc.	1,507	9,675
Polypore International, Inc.*	2,259	68,131
Powell Industries, Inc.*	917	28,537
PowerSecure International, Inc.*	1,894	17,538
Preformed Line Products Co.	155	5,405
SatCon Technology Corp.*	7,404	27,839
UQM Technologies, Inc.*	3,345	8,563
Vicor Corp.	2,025	29,585
Woodward Governor Co.	6,327	205,121
		2,017,380

Electronic Equipment & Instruments - 2.4%
Agilysys, Inc.*	1,841	11,966
Anixter International, Inc.*	2,916	157,435
Benchmark Electronics, Inc.*	6,545	107,338
Brightpoint, Inc.*	7,314	51,125
Checkpoint Systems, Inc.*	4,099	83,415
Cogent, Inc.*	5,451	57,999
Cognex Corp.	4,119	110,472
Coherent, Inc.*	2,623	104,946
Comverge, Inc.*	2,333	18,337
CPI International, Inc.*	771	10,794
CTS Corp.	3,528	33,939
Daktronics, Inc.	3,513	34,498
DDi Corp.	1,132	10,460
DTS, Inc.*	1,805	68,897
Echelon Corp.*	3,061	26,172
Electro Rent Corp.	1,712	22,735
Electro Scientific Industries, Inc.*	2,872	31,908
Fabrinet*	1,041	16,469
FARO Technologies, Inc.*	1,675	36,532
Gerber Scientific, Inc.*	2,334	14,401
ICx Technologies, Inc.*	1,092	8,245
Insight Enterprises, Inc.*	4,799	75,056
IPG Photonics Corp.*	2,696	65,081
Keithley Instruments, Inc.	1,042	22,413
L-1 Identity Solutions, Inc.*	7,974	93,535
Littelfuse, Inc.*	2,275	99,417
Maxwell Technologies, Inc.*	2,742	40,061
Measurement Specialties, Inc.*	1,506	27,831
Mercury Computer Systems, Inc.*	2,458	29,570
Methode Electronics, Inc.	3,865	35,094
Microvision, Inc.*	8,234	18,032
MTS Systems Corp.	1,697	52,607
Multi-Fineline Electronix, Inc.*	971	21,352
Newport Corp.*	3,808	43,183
OSI Systems, Inc.*	1,682	61,090
Park Electrochemical Corp.	2,135	56,236
PC Connection, Inc.*	756	5,163
Plexus Corp.*	4,190	122,977
Power-One, Inc.*	7,145	64,948
Radisys Corp.*	2,498	23,531
Richardson Electronics Ltd.	1,342	14,091
Rofin-Sinar Technologies, Inc.*	2,917	74,033
Rogers Corp.*	1,638	51,564
Sanmina-SCI Corp.*	8,254	99,708
Scansource, Inc.*	2,787	77,311
Smart Modular Technologies WWH, Inc.*	5,455	32,894
Spectrum Control, Inc.*	1,321	19,445
SYNNEX Corp.*	2,330	65,566
Technitrol, Inc.	4,282	18,884
Tessco Technologies, Inc.	465	7,008
TTM Technologies, Inc.*	8,309	81,345
Universal Display Corp.*	3,126	73,461
Viasystems Group, Inc.*	399	6,065
X-Rite, Inc.*	3,467	13,140
Zygo Corp.*	1,812	17,758
		2,627,533

Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc.*	4,233	17,652
Basic Energy Services, Inc.*	2,408	20,516
Bristow Group, Inc.*	3,731	134,614
Cal Dive International, Inc.*	9,780	53,497
CARBO Ceramics, Inc.	1,980	160,380
Complete Production Services, Inc.*	8,071	165,052
Dawson Geophysical Co.*	811	21,613
Dril-Quip, Inc.*	3,525	218,938
Global Geophysical Services, Inc.*	696	5,074
Global Industries Ltd.*	10,522	57,555
Gulf Island Fabrication, Inc.	1,328	24,170
Gulfmark Offshore, Inc.*	2,416	74,220
Halliburton Co.	1	4
Helix Energy Solutions Group, Inc.*	10,856	120,936
Hercules Offshore, Inc.*	11,914	31,572
Hornbeck Offshore Services, Inc.*	2,413	47,029
ION Geophysical Corp.*	13,186	67,776
Key Energy Services, Inc.*	13,023	123,849
Lufkin Industries, Inc.	3,107	136,397
Matrix Service Co.*	2,442	21,368
Natural Gas Services Group, Inc.*	1,256	18,551
Newpark Resources*	9,239	77,608
OYO Geospace Corp.*	423	24,483
Parker Drilling Co.*	12,044	52,391
PHI, Inc.*	1,229	19,885
Pioneer Drilling Co.*	5,618	35,843
RPC, Inc.	2,996	63,395
Seahawk Drilling, Inc.*	995	8,418
T-3 Energy Services, Inc.*	1,356	35,459
Tesco Corp.*	3,134	37,702
Tetra Technologies, Inc.*	7,857	80,141
Union Drilling, Inc.*	1,538	6,890
Vantage Drilling Co.*	15,538	24,861
Willbros Group, Inc.*	4,919	45,107
		2,032,946

Food & Staples Retailing - 0.8%
Andersons, Inc.	1,910	72,389
Arden Group, Inc.	92	7,590
Casey's General Stores, Inc.	3,886	162,240
Great Atlantic & Pacific Tea Co.*	3,312	13,116
Ingles Markets, Inc.	1,303	21,643
Nash Finch Co.	1,304	55,472
Pantry, Inc.*	2,357	56,827
Pricesmart, Inc.	1,640	47,773
Rite Aid Corp.*	57,878	54,579
Ruddick Corp.	4,553	157,898
Spartan Stores, Inc.	2,337	33,887
Susser Holdings Corp.*	620	8,680
United Natural Foods, Inc.*	4,484	148,600
Village Super Market, Inc.	640	17,882
Weis Markets, Inc.	1,142	44,686
Winn-Dixie Stores, Inc.*	5,719	40,776
		944,038

Food Products - 1.2%
Alico, Inc.	267	6,205
B&G Foods, Inc.	4,944	53,988
Bridgford Foods Corp.	165	2,117
Calavo Growers, Inc.	1,019	22,092
Cal-Maine Foods, Inc.	1,461	42,340
Chiquita Brands International, Inc.*	4,659	61,685
Darling International, Inc.*	8,559	72,923
Diamond Foods, Inc.	2,264	92,801
Dole Food Co., Inc.*	3,728	34,111
Farmer Bros Co.	538	8,608
Fresh Del Monte Produce, Inc.*	4,119	89,382
Griffin Land & Nurseries, Inc.	267	7,059
Hain Celestial Group, Inc.*	4,251	101,939
Harbinger Group, Inc.*	714	3,963
Imperial Sugar Co.	1,262	16,507
J&J Snack Foods Corp.	1,474	61,805
John B. Sanfilippo & Son, Inc.*	733	9,676
Lancaster Colony Corp.	2,009	95,428
Lance, Inc.	2,684	57,169
Lifeway Foods, Inc.*	385	4,050
Limoneira Co.	753	15,165
Pilgrim's Pride Corp.*	5,050	28,381
Sanderson Farms, Inc.	2,359	102,121
Seneca Foods Corp.*	794	20,795
Smart Balance, Inc.*	6,502	25,228
Synutra International, Inc.*	1,867	21,564
Tootsie Roll Industries, Inc.	2,495	62,076
TreeHouse Foods, Inc.*	3,609	166,375
		1,285,553

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	982	35,568
Laclede Group, Inc.	2,313	79,613
New Jersey Resources Corp.	4,287	168,136
Nicor, Inc.	4,700	215,354
Northwest Natural Gas Co.	2,758	130,867
Piedmont Natural Gas Co., Inc.	7,448	215,992
South Jersey Industries, Inc.	3,101	153,407
Southwest Gas Corp.	4,710	158,209
WGL Holdings, Inc.	5,258	198,647
		1,355,793

Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.*	2,292	52,945
Abiomed, Inc.*	3,245	34,429
Accuray, Inc.*	5,306	33,003
AGA Medical Holdings, Inc.*	1,410	19,684
Align Technology, Inc.*	6,152	120,456
Alimera Sciences, Inc.*	608	5,819
Alphatec Holdings, Inc.*	4,714	10,041
American Medical Systems Holdings, Inc.*	7,826	153,233
Analogic Corp.	1,338	60,049
Angiodynamics, Inc.*	2,567	39,121
Antares Pharma, Inc.*	6,536	9,477
Arthrocare Corp.*	2,798	76,050
Atrion Corp.	162	25,517
Cantel Medical Corp.	1,194	19,343
Cerus Corp.*	3,610	13,862
Conceptus, Inc.*	3,221	44,289
Conmed Corp.*	3,029	67,880
CryoLife, Inc.*	2,974	18,052
Cutera, Inc.*	1,050	8,505
Cyberonics, Inc.*	2,884	76,945
Cynosure, Inc.*	762	7,780
Delcath Systems, Inc.*	4,459	32,194
DexCom, Inc.*	5,963	78,831
DynaVox, Inc.*	869	7,056
Endologix, Inc.*	4,516	20,593
Exactech, Inc.*	863	14,084
Greatbatch, Inc.*	2,411	55,911
Haemonetics Corp.*	2,608	152,646
Hansen Medical, Inc.*	3,943	5,638
HeartWare International, Inc.*	971	66,766
ICU Medical, Inc.*	1,213	45,233
Immucor, Inc.*	7,255	143,867
Insulet Corp.*	3,939	55,697
Integra LifeSciences Holdings Corp.*	2,183	86,141
Invacare Corp.	3,019	80,034
IRIS International, Inc.*	1,685	16,176
Kensey Nash Corp.*	831	24,008
MAKO Surgical Corp.*	2,650	25,387
Masimo Corp.	5,388	147,146
Medical Action Industries, Inc.*	1,487	13,457
MELA Sciences, Inc.*	2,137	13,933
Meridian Bioscience, Inc.	4,218	92,290
Merit Medical Systems, Inc.*	2,926	46,494
Natus Medical, Inc.*	2,957	43,084
Neogen Corp.*	2,342	79,277
NuVasive, Inc.*	4,064	142,809
NxStage Medical, Inc.*	2,578	49,240
OraSure Technologies, Inc.*	4,796	19,424
Orthofix International NV*	1,828	57,436
Orthovita, Inc.*	6,921	15,711
Palomar Medical Technologies, Inc.*	1,922	19,854
Quidel Corp.*	2,242	24,640
Rochester Medical Corp.*	1,124	12,263
RTI Biologics, Inc.*	5,680	14,938
Sirona Dental Systems, Inc.*	3,475	125,239
Solta Medical, Inc.*	5,509	11,018
SonoSite, Inc.*	1,514	50,734
Spectranetics Corp.*	3,435	18,618
Staar Surgical Co.*	3,235	17,501
Stereotaxis, Inc.*	2,963	12,267
STERIS Corp.	6,152	204,369
SurModics, Inc.*	1,615	19,251
Symmetry Medical, Inc.*	3,733	35,986
Syneron Medical Ltd.*	3,694	36,644
Synovis Life Technologies, Inc.*	1,173	17,536
TomoTherapy, Inc.*	5,016	17,656
Unilife Corp.*	4,489	27,069
Vascular Solutions, Inc.*	1,737	19,941
Volcano Corp.*	5,219	135,590
West Pharmaceutical Services, Inc.	3,453	118,472
Wright Medical Group, Inc.*	4,032	58,101
Young Innovations, Inc.	583	16,680
Zoll Medical Corp.*	2,225	71,801
		3,613,211

Health Care Providers & Services - 3.2%
Accretive Health, Inc.*	1,078	11,675
Air Methods Corp.*	1,159	48,191
Alliance HealthCare Services, Inc.*	2,853	13,067
Allied Healthcare International, Inc.*	3,553	8,882
Almost Family, Inc.*	759	22,489
Amedisys, Inc.*	2,965	70,567
America Service Group, Inc.	932	13,868
American Dental Partners, Inc.*	1,459	17,596
AMERIGROUP Corp.*	5,368	227,979
AMN Healthcare Services, Inc.*	3,041	15,631
AmSurg Corp.*	3,210	56,111
Assisted Living Concepts, Inc.*	1,020	31,049
Bio-Reference Laboratories, Inc.*	2,487	51,879
BioScrip, Inc.*	3,630	18,731
Capital Senior Living Corp.*	2,806	14,956
CardioNet, Inc.*	1,876	8,461
Catalyst Health Solutions, Inc.*	3,942	138,798
Centene Corp.*	5,094	120,167
Chemed Corp.	2,370	135,019
Chindex International, Inc.*	1,272	19,220
Clarient, Inc.*	5,103	17,248
Continucare Corp.*	2,312	9,710
Corvel Corp.*	646	27,423
Cross Country Healthcare, Inc.*	2,877	20,686
Emeritus Corp.*	2,072	35,348
Ensign Group, Inc.	1,328	23,838
Five Star Quality Care, Inc.*	2,929	14,791
Genoptix, Inc.*	1,818	25,816
Gentiva Health Services, Inc.*	2,940	64,239
Hanger Orthopedic Group, Inc.*	2,705	39,331
Health Grades, Inc.*	2,650	21,703
Healthsouth Corp.*	9,716	186,547
HealthSpring, Inc.*	6,016	155,453
Healthways, Inc.*	3,541	41,217
HMS Holdings Corp.*	2,819	166,152
IPC The Hospitalist Co., Inc.*	1,684	46,007
Kindred Healthcare, Inc.*	4,099	53,369
Landauer, Inc.	974	61,002
LCA-Vision, Inc.*	1,937	10,789
LHC Group, Inc.*	1,622	37,614
Magellan Health Services, Inc.*	3,461	163,498
Medcath Corp.*	1,904	19,173
Metropolitan Health Networks, Inc.*	4,144	15,747
Molina Healthcare, Inc.*	1,592	42,968
MWI Veterinary Supply, Inc.*	1,274	73,535
National Healthcare Corp.	932	34,549
National Research Corp.	137	3,573
Owens & Minor, Inc.	6,551	186,441
PDI, Inc.*	823	7,193
PharMerica Corp.*	3,181	30,315
Prospect Medical Holdings, Inc.*	889	7,557
Providence Service Corp.*	1,199	19,652
PSS World Medical, Inc.*	5,935	126,890
Psychiatric Solutions, Inc.*	5,935	199,119
RehabCare Group, Inc.*	2,577	52,107
Res-Care, Inc.*	2,341	31,065
Rural/Metro Corp.*	1,772	15,080
Select Medical Holdings Corp.*	5,216	40,163
Skilled Healthcare Group, Inc.*	1,394	5,478
Sun Healthcare Group, Inc.*	7,626	64,592
Sunrise Senior Living, Inc.*	5,182	17,774
Team Health Holdings, Inc.*	1,422	18,358
Triple-S Management Corp., Class B*	2,106	35,486
U.S. Physical Therapy, Inc.*	1,051	17,573
Universal American Corp.	3,321	48,985
WellCare Health Plans, Inc.*	4,401	127,453
		3,506,943

Health Care Technology - 0.5%
ATHENAHEALTH, Inc.*	3,436	113,457
Computer Programs & Systems, Inc.	1,017	43,294
MedAssets, Inc.*	4,468	94,007
Medidata Solutions, Inc.*	1,952	37,478
MedQuist, Inc.*	1,173	10,275
Merge Healthcare, Inc.*	4,792	13,897
Omnicell, Inc.*	3,377	44,171
Quality Systems, Inc.	1,958	129,835
Transcend Services, Inc.*	947	14,442
Vital Images, Inc.*	1,341	17,741
		518,597

Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc.*	2,372	29,413
Ambassadors Group, Inc.	1,770	20,072
Ameristar Casinos, Inc.	2,746	47,918
Biglari Holdings, Inc.*	148	48,640
BJ's Restaurants, Inc.*	2,333	65,697
Bluegreen Corp.*	1,023	2,854
Bob Evans Farms, Inc.	3,164	88,813
Boyd Gaming Corp.*	5,599	40,593
Buffalo Wild Wings, Inc.*	1,884	90,225
California Pizza Kitchen, Inc.*	2,004	34,188
Caribou Coffee Co., Inc.*	540	5,616
Carrols Restaurant Group, Inc.*	890	4,717
CEC Entertainment, Inc.*	2,281	78,307
Cheesecake Factory, Inc.*	6,271	165,993
Churchill Downs, Inc.	1,180	42,150
Cracker Barrel Old Country Store, Inc.	2,473	125,529
Denny's Corp.*	9,207	28,634
DineEquity, Inc.*	1,860	83,663
Domino's Pizza, Inc.*	3,839	50,752
Einstein Noah Restaurant Group, Inc.*	351	3,721
Empire Resorts, Inc.*	2,353	2,612
Gaylord Entertainment Co.*	3,599	109,769
Interval Leisure Group, Inc.*	4,133	55,671
Isle of Capri Casinos, Inc.*	1,630	11,671
Jack in the Box, Inc.*	5,714	122,508
Jamba, Inc.*	5,515	12,078
Krispy Kreme Doughnuts, Inc.*	6,062	27,764
Landry's Restaurants, Inc.*	760	18,612
Life Time Fitness, Inc.*	4,335	171,102
Marcus Corp.	1,890	22,396
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	9,118
Monarch Casino & Resort, Inc.*	917	10,280
Morgans Hotel Group Co.*	2,245	16,433
Multimedia Games, Inc.*	2,104	7,785
O'Charleys, Inc.*	1,444	10,382
Orient-Express Hotels Ltd.*	9,427	105,111
Papa John's International, Inc.*	2,168	57,192
Peet's Coffee & Tea, Inc.*	1,217	41,658
PF Chang's China Bistro, Inc.	2,404	111,065
Pinnacle Entertainment, Inc.*	6,285	70,078
Red Lion Hotels Corp.*	1,051	7,819
Red Robin Gourmet Burgers, Inc.*	1,619	31,749
Ruby Tuesday, Inc.*	6,696	79,481
Ruth's Hospitality Group, Inc.*	3,111	12,475
Scientific Games Corp.*	6,751	65,485
Shuffle Master, Inc.*	5,563	46,785
Sonic Corp.*	6,350	51,308
Speedway Motorsports, Inc.	1,288	20,196
Texas Roadhouse, Inc.*	5,961	83,812
Vail Resorts, Inc.*	3,763	141,188
		2,591,078

Household Durables - 0.7%
American Greetings Corp.	4,104	76,293
Beazer Homes USA, Inc.*	7,754	32,024
Blyth, Inc.	596	24,579
Brookfield Homes Corp.*	809	6,626
Cavco Industries, Inc.*	679	24,383
CSS Industries, Inc.	772	13,348
Ethan Allen Interiors, Inc.	2,560	44,698
Furniture Brands International, Inc.*	4,497	24,194
Helen of Troy Ltd.*	3,182	80,473
Hooker Furniture Corp.	1,118	13,002
Hovnanian Enterprises, Inc.*	4,833	18,994
iRobot Corp.*	2,183	40,538
Kid Brands, Inc.*	1,165	10,019
La-Z-Boy, Inc.*	5,351	45,162
Libbey, Inc.*	1,500	19,755
Lifetime Brands, Inc.*	858	12,956
M/I Homes, Inc.*	1,923	19,941
Meritage Homes Corp.*	3,331	65,354
National Presto Industries, Inc.	497	52,916
Ryland Group, Inc.	4,573	81,948
Sealy Corp.*	4,985	12,163
Skyline Corp.	711	14,405
Standard Pacific Corp.*	11,100	44,067
Universal Electronics, Inc.*	1,267	26,417
		804,255

Household Products - 0.2%
Cellu Tissue Holdings, Inc.*	560	6,681
Central Garden and Pet Co.*	5,879	60,907
Oil-Dri Corp. of America	406	8,733
Spectrum Brands Holdings, Inc.*	1,888	51,316
WD-40 Co.	1,721	65,432
		193,069

Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.*	1,746	5,203
Dynegy, Inc.*	10,645	51,841
		57,044

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,684	63,807
Seaboard Corp.	33	58,443
Standex International Corp.	1,295	31,326
Tredegar Corp.	2,545	48,304
United Capital Corp.*	143	3,479
		205,359

Insurance - 2.7%
Alterra Capital Holdings Ltd.	10,001	199,220
AMBAC Financial Group, Inc.*	29,941	16,617
American Equity Investment Life Holding Co.	6,072	62,177
American Physicians Capital, Inc.	815	33,790
American Physicians Service Group, Inc.	641	20,736
American Safety Insurance Holdings Ltd.*	960	15,686
Amerisafe, Inc.*	1,956	36,734
Amtrust Financial Services, Inc.	2,317	33,643
Argo Group International Holdings Ltd.	3,223	111,967
Baldwin & Lyons, Inc., Class B	853	21,709
Citizens, Inc.*	3,380	23,288
CNA Surety Corp.*	1,835	32,883
CNO Financial Group, Inc.*	23,057	127,736
Crawford & Co., Class B*	2,478	6,022
Delphi Financial Group, Inc.	4,935	123,326
Donegal Group, Inc.	916	11,972
eHealth, Inc.*	2,183	28,204
EMC Insurance Group, Inc.	497	10,596
Employers Holdings, Inc.	4,436	69,956
Enstar Group Ltd.*	722	52,417
FBL Financial Group, Inc.	1,393	36,190
First American Financial Corp.	10,787	161,158
First Mercury Financial Corp.	1,486	14,979
Flagstone Reinsurance Holdings SA	5,407	57,368
Fpic Insurance Group, Inc.*	1,017	35,687
Gerova Financial Group Ltd.*	619	3,343
Global Indemnity plc*	1,364	21,892
Greenlight Capital Re Ltd.*	2,937	73,484
Hallmark Financial Services*	1,205	10,532
Harleysville Group, Inc.	1,204	39,479
Hilltop Holdings, Inc.*	4,117	39,441
Horace Mann Educators Corp.	4,072	72,400
Infinity Property & Casualty Corp.	1,373	66,961
Kansas City Life Insurance Co.	365	11,384
Maiden Holdings Ltd.	5,152	39,207
Meadowbrook Insurance Group, Inc.	5,628	50,483
Montpelier Re Holdings Ltd.	7,380	127,822
National Financial Partners Corp.*	4,430	56,128
National Interstate Corp.	681	14,825
National Western Life Insurance Co.	228	32,075
NYMAGIC, Inc.	377	9,678
Phoenix Co.'s, Inc.*	10,764	22,604
Platinum Underwriters Holdings Ltd.	4,227	183,959
PMA Capital Corp.*	3,348	25,244
Presidential Life Corp.	1,918	18,796
Primerica, Inc.	2,499	50,830
ProAssurance Corp.*	3,374	194,309
RLI Corp.	1,903	107,748
Safety Insurance Group, Inc.	1,310	55,046
SeaBright Holdings, Inc.	2,042	16,458
Selective Insurance Group, Inc.	5,529	90,067
State Auto Financial Corp.	1,338	20,351
Stewart Information Services Corp.	1,793	20,297
The Navigators Group, Inc.*	1,263	56,368
Tower Group, Inc.	4,200	98,070
United Fire & Casualty Co.	2,368	50,225
Universal Insurance Holdings, Inc.	1,043	4,683
		3,028,250

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	3,933
Blue Nile, Inc.*	1,310	58,282
Drugstore.Com*	8,610	16,531
Gaiam, Inc.	1,432	9,580
HSN, Inc.*	4,031	120,527
NutriSystem, Inc.	2,782	53,526
Orbitz Worldwide, Inc.*	2,514	15,838
Overstock.com, Inc.*	1,525	23,973
PetMed Express, Inc.	2,387	41,773
Shutterfly, Inc.*	2,788	72,460
US Auto Parts Network, Inc.*	1,360	11,152
Vitacost.com, Inc.*	1,333	8,011
		435,586

Internet Software & Services - 2.1%
Ancestry.com, Inc.*	1,962	44,655
Archipelago Learning, Inc.*	1,088	13,023
Art Technology Group, Inc.*	16,302	67,327
comScore, Inc.*	2,353	55,343
Constant Contact, Inc.*	2,960	63,433
DealerTrack Holdings, Inc.*	4,184	71,463
Dice Holdings, Inc.*	1,647	13,967
Digital River, Inc.*	4,113	140,007
DivX, Inc.*	3,052	29,086
Earthlink, Inc.	11,204	101,844
Envestnet, Inc.*	821	8,588
GSI Commerce, Inc.*	6,799	167,935
Infospace, Inc.*	3,325	28,794
Internap Network Services Corp.*	5,379	26,411
Internet Brands, Inc.*	2,993	39,747
Internet Capital Group, Inc.*	3,783	41,726
IntraLinks Holdings, Inc.*	1,172	19,818
j2 Global Communications, Inc.*	4,690	111,575
Keynote Systems, Inc.	1,035	12,027
KIT Digital, Inc.*	1,837	22,026
Limelight Networks, Inc.*	3,816	22,438
Liquidity Services, Inc.*	1,469	23,519
LivePerson, Inc.*	4,622	38,825
Local.com Corp.*	1,484	6,559
LogMeIn, Inc.*	1,563	56,237
LoopNet, Inc.*	2,019	23,905
Marchex, Inc., Class B	1,359	7,407
Mediamind Technologies, Inc.*	577	7,963
ModusLink Global Solutions, Inc.*	4,598	29,197
Move, Inc.*	16,191	36,106
NIC, Inc.	5,797	48,057
OpenTable, Inc.*	1,641	111,719
Openwave Systems, Inc.*	8,707	14,802
Perficient, Inc.*	2,411	22,036
QuinStreet, Inc.*	1,043	15,676
Rackspace Hosting, Inc.*	10,066	261,515
RealNetworks, Inc.*	8,692	28,336
Saba Software, Inc.*	2,907	15,814
SAVVIS, Inc.*	3,892	82,043
SPS Commerce, Inc.*	437	5,602
Stamps.com, Inc.*	1,094	14,222
support.com, Inc.*	4,845	22,190
TechTarget, Inc.*	1,109	5,822
Terremark Worldwide, Inc.*	6,043	62,485
The Knot, Inc.*	3,123	28,513
Travelzoo, Inc.*	438	11,283
United Online, Inc.	9,046	51,743
ValueClick, Inc.*	8,443	110,434
Vocus, Inc.*	1,554	28,718
Zix Corp.*	5,001	14,203
		2,286,164

IT Services - 1.8%
Acxiom Corp.*	7,098	112,574
CACI International, Inc.*	3,139	142,071
Cass Information Systems, Inc.	780	26,762
Ciber, Inc.*	6,468	19,469
Computer Task Group, Inc.*	1,181	9,023
CSG Systems International, Inc.*	3,535	64,443
Diamond Management & Technology Consultants, Inc.	2,412	30,150
Echo Global Logistics, Inc.*	987	12,604
Euronet Worldwide, Inc.*	5,090	91,569
ExlService Holdings, Inc.*	1,577	30,673
Forrester Research, Inc.*	1,514	50,083
Global Cash Access Holdings, Inc.*	4,679	19,090
Hackett Group, Inc.*	3,281	13,550
Heartland Payment Systems, Inc.	3,928	59,784
iGate Corp.	2,456	44,552
Integral Systems, Inc.*	1,817	13,409
Lionbridge Technologies*	6,186	26,600
Mantech International Corp.*	2,306	91,318
MAXIMUS, Inc.	1,813	111,645
MoneyGram International, Inc.*	7,721	18,839
NCI, Inc.*	685	12,960
Online Resources Corp.*	2,792	12,396
RightNow Technologies, Inc.*	2,248	44,286
Sapient Corp.	10,700	128,079
SRA International, Inc.*	4,456	87,872
Stream Global Services, Inc.*	418	1,693
Syntel, Inc.	1,366	60,787
TeleTech Holdings, Inc.*	3,134	46,509
Tier Technologies, Inc., Class B*	1,385	7,673
TNS, Inc.*	2,706	45,867
Unisys Corp.*	4,420	123,318
VeriFone Systems, Inc.*	8,871	275,622
Virtusa Corp.*	1,404	13,605
Wright Express Corp.*	4,027	143,804
		1,992,679

Leisure Equipment & Products - 0.7%
Arctic Cat, Inc.*	1,125	11,531
Brunswick Corp.	9,191	139,887
Callaway Golf Co.	6,685	46,795
Eastman Kodak Co.*	27,895	117,159
Jakks Pacific, Inc.*	2,896	51,086
Johnson Outdoors, Inc.*	405	5,192
Leapfrog Enterprises, Inc.*	3,509	19,229
Marine Products Corp.*	813	4,992
Polaris Industries, Inc.	3,232	210,403
Pool Corp.	5,143	103,220
RC2 Corp.*	2,233	46,781
Smith & Wesson Holding Corp.*	5,544	19,737
Steinway Musical Instruments*	547	9,419
Sturm Ruger & Co., Inc.	1,984	27,062
Summer Infant, Inc.*	1,000	7,820
		820,313

Life Sciences - Tools & Services - 0.6%
Accelrys, Inc.*	5,709	39,735
Affymetrix, Inc.*	7,354	33,534
Albany Molecular Research, Inc.*	2,450	15,631
Bruker Corp.*	7,540	105,786
Caliper Life Sciences, Inc.*	4,161	16,602
Cambrex Corp.*	2,197	9,337
Dionex Corp.*	1,829	158,099
Enzo Biochem, Inc.*	3,458	13,140
eResearchTechnology, Inc.*	5,066	37,894
Furiex Pharmaceuticals, Inc.*	816	9,205
Kendle International, Inc.*	1,382	12,880
Luminex Corp.*	3,891	62,256
Parexel International Corp.*	6,059	140,145
Pure Bioscience*	3,234	7,471
Sequenom, Inc.*	7,705	54,012
		715,727

Machinery - 2.9%
3D Systems Corp.*	1,889	29,676
Actuant Corp.	7,052	161,914
Alamo Group, Inc.	670	14,961
Albany International Corp.	2,837	53,676
Altra Holdings, Inc.*	2,782	40,979
American Railcar Industries, Inc.*	977	15,319
Ampco-Pittsburgh Corp.	791	19,633
ArvinMeritor, Inc.*	9,767	151,779
Astec Industries, Inc.*	2,060	58,772
Badger Meter, Inc.	1,555	62,946
Barnes Group, Inc.	5,090	89,533
Blount International, Inc.*	4,966	63,217
Briggs & Stratton Corp.	5,197	98,795
Cascade Corp.	942	29,956
Chart Industries, Inc.*	2,977	60,612
CIRCOR International, Inc.	1,772	55,995
CLARCOR, Inc.	5,236	202,267
Colfax Corp.*	2,231	33,175
Columbus McKinnon Corp.*	1,985	32,931
Commercial Vehicle Group, Inc.*	2,272	23,129
Douglas Dynamics, Inc.	1,066	13,165
Dynamic Materials Corp.	1,203	18,177
Energy Recovery, Inc.*	4,261	15,297
EnPro Industries, Inc.*	2,134	66,752
ESCO Technologies, Inc.	2,745	91,299
Federal Signal Corp.	6,463	34,836
Flow International Corp.*	4,867	12,800
Force Protection, Inc.*	7,296	36,772
FreightCar America, Inc.	1,238	30,455
Gorman-Rupp Co.	1,264	34,836
Graham Corp.	1,022	15,861
Greenbrier Co.'s, Inc.*	1,745	27,205
Hawk Corp.*	433	18,736
John Bean Technologies Corp.	2,923	47,090
Kadant, Inc.*	1,153	21,803
Kaydon Corp.	3,472	120,131
LB Foster Co.*	945	27,348
Lindsay Corp.	1,296	56,143
Lydall, Inc.*	1,583	11,651
Met-Pro Corp.	1,517	15,307
Middleby Corp.*	1,724	109,284
Miller Industries, Inc.	1,050	14,208
Mueller Industries, Inc.	3,912	103,629
Mueller Water Products, Inc.	16,037	48,432
NACCO Industries, Inc.	600	52,434
Nordson Corp.	3,542	261,010
Omega Flex, Inc.	248	3,541
PMFG, Inc.*	1,367	23,307
RBC Bearings, Inc.*	2,254	76,591
Robbins & Myers, Inc.	2,790	74,716
Sauer-Danfoss, Inc.*	1,200	25,548
Sun Hydraulics Corp.	1,297	36,562
Tecumseh Products Co.*	1,715	19,671
Tennant Co.	1,960	60,564
Thermadyne Holdings Corp.*	802	11,332
Titan International, Inc.	3,664	49,720
Trimas Corp.*	1,557	23,121
Twin Disc, Inc.	694	9,681
Wabash National Corp.*	7,025	56,832
Watts Water Technologies, Inc.	3,043	103,614
Xerium Technologies, Inc.*	695	9,160
		3,187,886

Marine - 0.2%
American Commercial Lines, Inc.*	937	26,123
Baltic Trading Ltd.	1,516	16,691
Eagle Bulk Shipping, Inc.*	6,450	33,669
Excel Maritime Carriers Ltd.*	3,693	20,755
Genco Shipping & Trading Ltd.*	2,930	46,704
Horizon Lines, Inc.	3,161	13,276
International Shipholding Corp.	583	16,464
Ultrapetrol (Bahamas) Ltd.*	2,297	14,747
		188,429

Media - 1.3%
AH Belo Corp.*	1,669	11,800
Arbitron, Inc.	2,763	77,281
Ascent Media Corp.*	1,484	39,638
Ballantyne Strong, Inc.*	1,316	11,383
Beasley Broadcasting Group, Inc.*	407	2,153
Belo Corp.*	9,469	58,708
Carmike Cinemas, Inc.*	867	7,560
Cinemark Holdings, Inc.	5,909	95,135
CKX, Inc.*	5,768	28,263
Crown Media Holdings, Inc.*	3,539	8,458
Cumulus Media, Inc.*	2,023	5,685
Dex One Corp.*	5,193	63,770
Entercom Communications Corp.*	2,183	17,158
Entravision Communications Corp.*	4,508	8,971
EW Scripps Co.*	2,937	23,144
Fisher Communications, Inc.*	676	11,783
Global Sources Ltd.*	2,150	16,232
Gray Television, Inc.*	4,496	9,037
Harte-Hanks, Inc.	4,022	46,937
Journal Communications, Inc.*	4,357	19,650
Knology, Inc.*	3,167	42,533
Lee Enterprises, Inc.*	4,164	11,160
LIN TV Corp.*	2,982	13,240
Lions Gate Entertainment Corp.*	7,053	51,840
Live Nation Entertainment, Inc.*	14,608	144,327
LodgeNet Interactive Corp.*	2,601	7,283
Martha Stewart Living Omnimedia*	2,756	13,063
McClatchy Co.*	5,532	21,741
Media General, Inc.*	2,045	18,323
Mediacom Communications Corp.*	4,151	27,438
National CineMedia, Inc.	5,448	97,519
Nexstar Broadcasting Group, Inc.*	992	5,109
Outdoor Channel Holdings, Inc.*	1,282	7,089
Playboy Enterprises, Inc., Class B*	1,700	8,738
Primedia, Inc.	1,152	4,378
Radio One, Inc., Class D*	2,907	2,558
ReachLocal, Inc.*	446	6,146
Rentrak Corp.*	971	24,537
Scholastic Corp.	3,167	88,106
Sinclair Broadcast Group, Inc.*	4,195	29,449
SuperMedia, Inc.*	1,188	12,557
Valassis Communications, Inc.*	5,173	175,313
Value Line, Inc.	108	1,498
Warner Music Group Corp.*	4,149	18,670
Westwood One, Inc.*	488	4,143
World Wrestling Entertainment, Inc.	2,503	34,817
		1,434,321

Metals & Mining - 1.7%
Allied Nevada Gold Corp.*	7,680	203,520
AM Castle & Co.*	1,549	20,524
AMCOL International Corp.	2,474	64,794
Brush Engineered Materials, Inc.*	2,105	59,866
Capital Gold Corp.*	6,200	29,946
Century Aluminum Co.*	6,619	87,172
Coeur d'Alene Mines Corp.*	9,141	182,089
General Moly, Inc.*	6,675	24,431
Globe Specialty Metals, Inc.*	6,366	89,379
Golden Star Resources Ltd.*	26,770	132,244
Haynes International, Inc.	1,260	43,999
Hecla Mining Co.*	26,326	166,380
Horsehead Holding Corp.*	4,499	44,405
Jaguar Mining, Inc.*	8,728	56,732
Kaiser Aluminum Corp.	1,577	67,480
Metals USA Holdings Corp.*	1,062	13,785
Molycorp, Inc.*	2,729	77,203
Noranda Aluminum Holding Corp.*	1,067	8,771
Olympic Steel, Inc.	846	19,450
RTI International Metals, Inc.*	3,122	95,596
Stillwater Mining Co.*	4,616	77,733
Thompson Creek Metals Co., Inc.*	14,514	156,461
Universal Stainless & Alloy*	703	17,266
US Energy Corp Wyoming*	2,481	11,264
US Gold Corp.*	9,255	45,997
Worthington Industries, Inc.	6,278	94,358
		1,890,845

Multiline Retail - 0.4%
99 Cents Only Stores*	4,771	90,077
Bon-Ton Stores, Inc.*	1,090	11,085
Dillard's, Inc.	4,469	105,647
Fred's, Inc.	4,080	48,144
Gordmans Stores, Inc.*	571	6,595
Retail Ventures, Inc.*	2,397	25,792
Saks, Inc.*	14,052	120,847
Tuesday Morning Corp.*	2,412	11,505
		419,692

Multi-Utilities - 0.4%
Avista Corp.	5,700	119,016
Black Hills Corp.	4,067	126,890
CH Energy Group, Inc.	1,641	72,467
NorthWestern Corp.	3,756	107,046
		425,419

Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp.*	6,240	17,722
Alon USA Energy, Inc.	562	3,035
American Oil & Gas, Inc.*	5,216	42,250
Apco Oil and Gas International, Inc.	947	32,776
Approach Resources, Inc.*	1,347	15,059
ATP Oil & Gas Corp.*	4,622	63,090
Berry Petroleum Co.	5,308	168,423
Bill Barrett Corp.*	4,768	171,648
BPZ Resources, Inc.*	10,109	38,717
Brigham Exploration Co.*	12,084	226,575
Callon Petroleum Co.*	2,669	13,212
CAMAC Energy, Inc.*	4,422	14,106
Carrizo Oil & Gas, Inc.*	3,230	77,326
Cheniere Energy, Inc.*	5,945	14,981
Clayton Williams Energy, Inc.*	610	30,860
Clean Energy Fuels Corp.*	4,158	59,085
Cloud Peak Energy, Inc.*	3,271	59,696
Contango Oil & Gas Co.*	1,226	61,496
Crosstex Energy, Inc.*	4,178	33,006
CVR Energy, Inc.*	2,812	23,199
Delek US Holdings, Inc.	1,057	7,568
Delta Petroleum Corp.*	19,201	15,104
DHT Holdings, Inc.	5,053	20,869
Endeavour International Corp.*	14,641	18,887
Energy Partners Ltd.*	3,003	36,066
Energy XXI Bermuda Ltd.*	5,256	121,466
Evolution Petroleum Corp.*	1,370	8,234
FX Energy, Inc.*	4,491	18,593
Gastar Exploration Ltd.*	4,045	16,261
General Maritime Corp.	8,065	39,599
Georesources, Inc.*	1,205	19,159
GMX Resources, Inc.*	3,196	15,533
Golar LNG Ltd.	3,774	47,250
Goodrich Petroleum Corp.*	2,538	36,979
Green Plains Renewable Energy, Inc.*	1,487	18,008
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	2,808	38,863
Hallador Energy Co.	353	4,105
Harvest Natural Resources, Inc.*	3,086	32,156
Houston American Energy Corp.	1,673	16,730
International Coal Group, Inc.*	13,623	72,474
Isramco, Inc.*	85	5,117
James River Coal Co.*	2,885	50,574
Knightsbridge Tankers Ltd.	1,775	33,547
Kodiak Oil & Gas Corp.*	15,183	51,470
L&L Energy, Inc.*	1,532	12,287
Magnum Hunter Resources Corp.*	4,482	18,555
McMoRan Exploration Co.*	8,631	148,540
Miller Petroleum, Inc.*	1,674	9,023
Nordic American Tanker Shipping	4,869	130,294
Northern Oil And Gas, Inc.*	4,582	77,619
Oasis Petroleum, Inc.*	5,145	99,659
Overseas Shipholding Group, Inc.	2,655	91,120
Panhandle Oil and Gas, Inc.	744	18,369
Patriot Coal Corp.*	8,113	92,569
Penn Virginia Corp.	4,719	75,693
Petroleum Development Corp.*	1,999	55,172
Petroquest Energy, Inc.*	5,731	34,902
RAM Energy Resources, Inc.*	5,147	8,029
Rentech, Inc.*	20,009	19,729
Resolute Energy Corp.*	3,942	43,599
REX American Resources Corp.*	739	10,708
Rex Energy Corp.*	3,348	42,854
Rosetta Resources, Inc.*	5,472	128,537
Scorpio Tankers, Inc.*	1,202	13,571
Ship Finance International Ltd.	4,641	90,175
Stone Energy Corp.*	4,478	65,961
Swift Energy Co.*	3,926	110,242
Syntroleum Corp.*	7,195	13,455
Teekay Tankers Ltd.	2,806	36,506
TransAtlantic Petroleum Ltd.*	15,287	45,250
Uranium Energy Corp.*	5,621	18,437
USEC, Inc.*	11,840	61,450
Vaalco Energy, Inc.*	5,249	30,129
Venoco, Inc.*	2,046	40,163
W&T Offshore, Inc.	3,629	38,467
Warren Resources, Inc.*	6,571	26,087
Western Refining, Inc.*	4,759	24,937
World Fuel Services Corp.	7,067	183,813
		3,826,775

Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.	4,074	59,929
Clearwater Paper Corp.*	1,191	90,611
Deltic Timber Corp.	1,114	49,907
KapStone Paper and Packaging Corp.*	3,966	48,147
Louisiana-Pacific Corp.*	13,166	99,667
Neenah Paper, Inc.	1,527	23,210
PH Glatfelter Co.	4,753	57,797
Schweitzer-Mauduit International, Inc.	1,906	111,139
Verso Paper Corp.*	1,363	3,925
Wausau Paper Corp.*	5,089	42,188
		586,520

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,521	50,395
Female Health Co.	1,851	9,533
Inter Parfums, Inc.	1,484	26,104
Medifast, Inc.*	1,401	38,009
Nature's Sunshine Products, Inc.*	705	6,303
Nu Skin Enterprises, Inc.	5,112	147,226
Nutraceutical International Corp.*	861	13,509
Prestige Brands Holdings, Inc.*	4,342	42,942
Revlon, Inc.*	1,344	16,961
Schiff Nutrition International, Inc.	1,196	9,807
USANA Health Sciences, Inc.*	626	25,265
		386,054

Pharmaceuticals - 1.6%
Acura Pharmaceuticals, Inc.*	651	1,621
Akorn, Inc.*	5,747	23,218
Alexza Pharmaceuticals, Inc.*	3,599	11,409
Aoxing Pharmaceutical Co., Inc.*	2,242	6,861
Ardea Biosciences, Inc.*	1,391	31,993
Auxilium Pharmaceuticals, Inc.*	4,329	107,273
AVANIR Pharmaceuticals, Inc.*	6,690	21,341
Biodel, Inc.*	1,738	9,211
BioMimetic Therapeutics, Inc.*	1,488	16,963
BMP Sunstone Corp.*	2,491	18,932
Cadence Pharmaceuticals, Inc.*	2,580	21,543
Caraco Pharmaceutical Laboratories Ltd.*	813	4,374
Corcept Therapeutics, Inc.*	2,345	9,122
Cornerstone Therapeutics, Inc.*	514	3,629
Cumberland Pharmaceuticals, Inc.*	1,281	7,443
Cypress Bioscience, Inc.*	3,984	15,338
Depomed, Inc.*	5,437	24,358
Durect Corp.*	9,010	22,885
Eurand NV*	1,697	16,699
Hi-Tech Pharmacal Co., Inc.*	922	18,661
Impax Laboratories, Inc.*	6,500	128,700
Inspire Pharmaceuticals, Inc.*	6,174	36,735
Jazz Pharmaceuticals, Inc.*	1,384	14,850
Lannett Co., Inc.*	798	3,655
MAP Pharmaceuticals, Inc.*	1,280	19,584
Medicines Co.*	5,527	78,483
Medicis Pharmaceutical Corp.	6,259	185,579
Nektar Therapeutics*	9,765	144,229
Neostem, Inc.*	2,357	4,785
NuPathe, Inc.*	382	2,754
Obagi Medical Products, Inc.*	1,589	16,685
Optimer Pharmaceuticals, Inc.*	3,462	31,747
Pain Therapeutics, Inc.*	3,685	22,773
Par Pharmaceutical Co.'s, Inc.*	3,640	105,851
Pozen, Inc.*	2,758	19,527
Questcor Pharmaceuticals, Inc.*	5,713	56,673
Salix Pharmaceuticals Ltd.*	5,917	235,023
Santarus, Inc.*	5,438	16,368
Somaxon Pharmaceuticals, Inc.*	2,628	10,223
Sucampo Pharmaceuticals, Inc.*	729	2,734
SuperGen, Inc.*	4,667	9,754
Viropharma, Inc.*	8,079	120,458
VIVUS, Inc.*	8,394	56,156
XenoPort, Inc.*	2,847	20,242
		1,736,442

Professional Services - 1.1%
Acacia Research - Acacia Technologies*	3,506	61,706
Administaff, Inc.	2,259	60,835
Advisory Board Co.*	1,605	70,861
Barrett Business Services, Inc.	606	9,205
CBIZ, Inc.*	4,576	27,136
CDI Corp.	1,164	15,039
Corporate Executive Board Co.	3,557	112,259
CoStar Group, Inc.*	2,148	104,629
CRA International, Inc.*	1,024	18,483
Exponent, Inc.*	1,438	48,302
Franklin Covey Co.*	1,007	8,006
GP Strategies Corp.*	1,245	11,317
Heidrick & Struggles International, Inc.	1,813	35,317
Hill International, Inc.*	2,682	12,015
Hudson Highland Group, Inc.*	2,983	10,262
Huron Consulting Group, Inc.*	2,285	50,247
ICF International, Inc.*	1,776	44,524
Kelly Services, Inc.*	2,745	32,199
Kforce, Inc.*	3,190	43,767
Korn/Ferry International*	4,776	78,995
LECG Corp.*	2,390	2,629
Manpower, Inc.	1	23
Mistras Group, Inc.*	1,338	15,494
Navigant Consulting, Inc.*	5,253	61,092
On Assignment, Inc.*	3,781	19,850
Resources Connection, Inc.	4,809	66,172
School Specialty, Inc.*	1,957	25,461
SFN Group, Inc.*	5,390	32,394
The Dolan Co.*	3,146	35,770
TrueBlue, Inc.*	4,576	62,462
Volt Information Sciences, Inc.*	1,555	11,196
VSE Corp.	430	15,166
		1,202,813

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	4,165	79,135
Agree Realty Corp.	808	20,402
Alexander's, Inc.	213	67,261
American Campus Communities, Inc.	6,683	203,431
American Capital Agency Corp.	3,401	90,365
Anworth Mortgage Asset Corp.	12,334	87,941
Apollo Commercial Real Estate Finance, Inc.	1,790	28,765
Ashford Hospitality Trust, Inc.*	4,213	38,128
Associated Estates Realty Corp.	3,275	45,784
BioMed Realty Trust, Inc.	11,787	211,223
CapLease, Inc.	5,937	33,188
Capstead Mortgage Corp.	7,279	79,123
CBL & Associates Properties, Inc.	14,334	187,202
Cedar Shopping Centers, Inc.	5,667	34,455
Chatham Lodging Trust*	797	14,832
Chesapeake Lodging Trust	788	12,892
Cogdell Spencer, Inc.	4,463	28,206
Colonial Properties Trust	7,276	117,798
Colony Financial, Inc.	1,358	25,096
Cousins Properties, Inc.	9,359	66,823
CreXus Investment Corp.	1,405	16,902
Cypress Sharpridge Investments, Inc.	3,682	49,155
DCT Industrial Trust, Inc.	21,924	105,016
DiamondRock Hospitality Co.*	16,020	152,030
DuPont Fabros Technology, Inc.	4,252	106,938
Dynex Capital, Inc.	1,390	14,984
EastGroup Properties, Inc.	2,797	104,552
Education Realty Trust, Inc.	5,910	42,256
Entertainment Properties Trust	4,826	208,387
Equity Lifestyle Properties, Inc.	2,715	147,913
Equity One, Inc.	3,793	64,026
Excel Trust, Inc.	1,391	15,677
Extra Space Storage, Inc.	9,054	145,226
FelCor Lodging Trust, Inc.*	9,993	45,968
First Industrial Realty Trust, Inc.*	5,870	29,761
First Potomac Realty Trust	3,846	57,690
Franklin Street Properties Corp.	7,181	89,188
Getty Realty Corp.	2,172	58,275
Gladstone Commercial Corp.	887	15,221
Glimcher Realty Trust	8,705	53,536
Government Properties Income Trust	2,809	75,000
Hatteras Financial Corp.	4,736	134,834
Healthcare Realty Trust, Inc.	6,467	151,263
Hersha Hospitality Trust	11,432	59,218
Highwoods Properties, Inc.	7,433	241,350
Home Properties, Inc.	3,852	203,771
Inland Real Estate Corp.	7,720	64,153
Invesco Mortgage Capital, Inc.	2,693	57,953
Investors Real Estate Trust	7,791	65,289
iStar Financial, Inc.*	9,695	29,667
Kilroy Realty Corp.	5,639	186,876
Kite Realty Group Trust	5,032	22,342
LaSalle Hotel Properties	7,247	169,507
Lexington Realty Trust	10,040	71,886
LTC Properties, Inc.	2,645	67,500
Medical Properties Trust, Inc.	11,547	117,087
MFA Financial, Inc.	29,088	221,941
Mid-America Apartment Communities, Inc.	3,375	196,695
Mission West Properties, Inc.	1,847	12,523
Monmouth Real Estate Investment Corp.	2,467	19,292
MPG Office Trust, Inc.*	4,455	11,137
National Health Investors, Inc.	2,536	111,736
National Retail Properties, Inc.	8,649	217,176
Newcastle Investment Corp.*	5,753	17,834
NorthStar Realty Finance Corp.	6,999	26,176
Omega Healthcare Investors, Inc.	9,654	216,732
One Liberty Properties, Inc.	782	12,442
Parkway Properties, Inc.	2,239	33,137
Pebblebrook Hotel Trust*	3,785	68,168
Pennsylvania Real Estate Investment Trust	5,742	68,100
Pennymac Mortgage Investment Trust	1,553	27,783
Post Properties, Inc.	5,046	140,884
Potlatch Corp.	4,148	141,032
PS Business Parks, Inc.	1,922	108,728
RAIT Financial Trust*	8,260	13,629
Ramco-Gershenson Properties Trust	3,939	42,187
Redwood Trust, Inc.	8,087	116,938
Resource Capital Corp.	4,076	25,883
Retail Opportunity Investments Corp.	4,340	41,534
Saul Centers, Inc.	656	27,519
Sovran Self Storage, Inc.	2,863	108,508
Starwood Property Trust, Inc.	4,940	98,158
Strategic Hotels & Resorts, Inc.*	14,591	61,866
Sun Communities, Inc.	1,971	60,510
Sunstone Hotel Investors, Inc.*	10,229	92,777
Tanger Factory Outlet Centers	4,201	198,035
Terreno Realty Corp.*	909	16,562
Two Harbors Investment Corp.	2,419	21,819
UMH Properties, Inc.	1,025	11,009
Universal Health Realty Income Trust	1,173	40,363
Urstadt Biddle Properties, Inc.	2,125	38,420
U-Store-It Trust	9,702	81,012
Walter Investment Management Corp.	2,668	46,663
Washington Real Estate Investment Trust	6,307	200,121
Winthrop Realty Trust	2,311	28,564
		7,736,040

Real Estate Management & Development - 0.2%
Avatar Holdings, Inc.*	824	15,722
Consolidated-Tomoka Land Co.	562	16,023
Forestar Group, Inc.*	3,780	64,449
Hudson Pacific Properties, Inc.	1,567	25,652
Kennedy-Wilson Holdings, Inc.*	1,927	20,426
Tejon Ranch Co.*	1,359	29,449
Thomas Properties Group, Inc.*	3,268	11,667
		183,388

Road & Rail - 1.0%
Amerco, Inc.*	887	70,499
Arkansas Best Corp.	2,627	63,652
Avis Budget Group, Inc.*	10,659	124,177
Celadon Group, Inc.*	2,068	28,559
Dollar Thrifty Automotive Group, Inc.*	2,974	149,116
Genesee & Wyoming, Inc.*	4,025	174,645
Heartland Express, Inc.	5,235	77,844
Knight Transportation, Inc.	6,172	119,305
Marten Transport Ltd.	1,597	37,018
Old Dominion Freight Line, Inc.*	4,336	110,221
PAM Transportation Services, Inc.*	426	5,359
Patriot Transportation Holding, Inc.*	151	10,590
Quality Distribution, Inc.*	828	5,274
RailAmerica, Inc.*	2,144	20,647
Roadrunner Transportation Systems, Inc.*	984	10,667
Saia, Inc.*	1,647	24,590
Universal Truckload Services, Inc.*	475	7,439
USA Truck, Inc.*	816	12,224
Werner Enterprises, Inc.	4,468	91,549
		1,143,375

Semiconductors & Semiconductor Equipment - 3.5%
Actel Corp.*	2,231	35,584
Advanced Analogic Technologies, Inc.*	4,464	15,669
Advanced Energy Industries, Inc.*	3,778	49,341
Alpha & Omega Semiconductor Ltd.*	471	5,351
Amkor Technology, Inc.*	10,892	71,560
Anadigics, Inc.*	6,771	41,235
Applied Micro Circuits Corp.*	6,796	67,960
ATMI, Inc.*	3,269	48,577
Axcelis Technologies, Inc.*	9,665	18,653
AXT, Inc.*	2,876	19,039
Brooks Automation, Inc.*	6,748	45,279
Cabot Microelectronics Corp.*	2,453	78,938
Cavium Networks, Inc.*	4,606	132,469
Ceva, Inc.*	2,178	31,145
Cirrus Logic, Inc.*	6,797	121,258
Cohu, Inc.	2,446	30,795
Conexant Systems, Inc.*	7,533	12,354
Cymer, Inc.*	3,123	115,801
Diodes, Inc.*	3,520	60,157
DSP Group, Inc.*	2,403	16,821
Energy Conversion Devices, Inc.*	4,751	23,850
Entegris, Inc.*	13,636	63,680
Entropic Communications, Inc.*	5,821	55,882
Evergreen Solar, Inc.*	19,980	14,665
Exar Corp.*	3,348	20,055
FEI Co.*	3,948	77,262
Formfactor, Inc.*	5,191	44,643
FSI International, Inc.*	2,985	7,940
GSI Technology, Inc.*	2,002	11,471
GT Solar International, Inc.*	6,480	54,238
Hittite Microwave Corp.*	2,836	135,135
Ikanos Communications, Inc.*	2,788	3,318
Integrated Device Technology, Inc.*	16,864	98,654
Integrated Silicon Solution, Inc.*	2,404	20,698
IXYS Corp.*	2,494	23,818
Kopin Corp.*	6,180	21,939
Kulicke & Soffa Industries, Inc.*	7,280	45,063
Lattice Semiconductor Corp.*	12,038	57,180
LTX-Credence Corp.*	15,247	31,866
Mattson Technology, Inc.*	4,642	12,766
MaxLinear, Inc.*	693	7,775
Micrel, Inc.	5,279	52,051
Microsemi Corp.*	8,618	147,799
Microtune, Inc.*	5,611	16,272
Mindspeed Technologies, Inc.*	2,963	23,023
MIPS Technologies, Inc.*	4,264	41,489
MKS Instruments, Inc.*	5,201	93,514
Monolithic Power Systems, Inc.*	3,357	54,820
MoSys, Inc.*	2,517	12,283
Nanometrics, Inc.*	1,653	24,878
Netlogic Microsystems, Inc.*	6,501	179,298
NVE Corp.*	488	20,999
Omnivision Technologies, Inc.*	5,406	124,554
PDF Solutions, Inc.*	2,096	7,755
Pericom Semiconductor Corp.*	2,352	20,439
Photronics, Inc.*	5,544	29,328
PLX Technology, Inc.*	3,845	13,919
Power Integrations, Inc.	2,559	81,351
RF Micro Devices, Inc.*	27,868	171,110
Rubicon Technology, Inc.*	1,629	36,962
Rudolph Technologies, Inc.*	2,894	24,049
Semtech Corp.*	6,446	130,145
Sigma Designs, Inc.*	3,229	37,101
Silicon Image, Inc.*	7,111	33,991
Spansion, Inc.*	1,203	18,009
Standard Microsystems Corp.*	2,327	53,079
Supertex, Inc.*	1,019	22,540
Tessera Technologies, Inc.*	5,213	96,440
Trident Microsystems, Inc.*	7,369	12,601
TriQuint Semiconductor, Inc.*	16,114	154,694
Ultra Clean Holdings*	2,008	17,309
Ultratech, Inc.*	2,485	42,493
Veeco Instruments, Inc.*	4,209	146,768
Volterra Semiconductor Corp.*	2,572	55,349
Zoran Corp.*	5,320	40,645
		3,886,941

Software - 4.4%
ACI Worldwide, Inc.*	3,531	79,059
Actuate Corp.*	4,708	24,246
Advent Software, Inc.*	1,637	85,435
American Software, Inc.	1,795	10,590
ArcSight, Inc.*	2,550	111,078
Ariba, Inc.*	9,332	176,375
Aspen Technology, Inc.*	6,459	66,980
Blackbaud, Inc.	4,652	111,834
Blackboard, Inc.*	3,544	127,726
Bottomline Technologies, Inc.*	3,234	49,674
BroadSoft, Inc.*	798	6,911
CDC Corp.*	3,040	12,859
Commvault Systems, Inc.*	4,481	116,640
Concur Technologies, Inc.*	4,179	206,610
Convio, Inc.*	548	5,053
Deltek, Inc.*	2,049	16,412
DemandTec, Inc.*	1,564	14,717
Digimarc Corp.*	626	14,686
Ebix, Inc.*	2,790	65,425
Epicor Software Corp.*	5,079	44,187
EPIQ Systems, Inc.	3,399	41,672
ePlus, Inc.*	291	6,242
Fair Isaac Corp.	4,290	105,791
FalconStor Software, Inc.*	2,372	7,258
Fortinet, Inc.*	4,110	102,750
Guidance Software, Inc.*	1,234	7,207
Interactive Intelligence, Inc.*	1,211	21,314
Jack Henry & Associates, Inc.	8,859	225,904
JDA Software Group, Inc.*	4,327	109,733
Kenexa Corp.*	2,345	41,084
Lawson Software, Inc.*	14,405	122,010
Magma Design Automation, Inc.*	4,809	17,793
Manhattan Associates, Inc.*	2,357	69,178
Mentor Graphics Corp.*	11,077	117,084
MicroStrategy, Inc.*	935	80,980
Monotype Imaging Holdings, Inc.*	2,311	21,146
Motricity, Inc.*	565	6,786
Netscout Systems, Inc.*	3,174	65,099
NetSuite, Inc.*	1,698	40,022
Opnet Technologies, Inc.	1,379	25,029
Parametric Technology Corp.*	12,052	235,496
Pegasystems, Inc.	1,679	52,133
Progress Software Corp.*	4,378	144,912
PROS Holdings, Inc.*	2,009	18,644
QAD, Inc.*	1,023	4,256
QLIK Technologies, Inc.*	1,425	31,421
Quest Software, Inc.*	6,223	153,024
Radiant Systems, Inc.*	3,404	58,208
RealD, Inc.*	1,542	28,512
RealPage, Inc.*	1,507	28,754
Renaissance Learning, Inc.	1,221	12,442
Rosetta Stone, Inc.*	971	20,624
S1 Corp.*	5,376	28,009
Smith Micro Software, Inc.*	3,160	31,410
SolarWinds, Inc.*	3,627	62,602
Sonic Solutions, Inc.*	2,366	26,925
Sourcefire, Inc.*	2,852	82,252
SRS Labs, Inc.*	917	8,565
SS&C Technologies Holdings, Inc.*	1,158	18,296
SuccessFactors, Inc.*	6,532	164,019
Synchronoss Technologies, Inc.*	2,111	37,597
Take-Two Interactive Software, Inc.*	7,312	74,144
Taleo Corp.*	4,128	119,671
TeleCommunication Systems, Inc.*	4,709	18,412
TeleNav, Inc.*	747	3,952
THQ, Inc.*	7,015	28,200
TIBCO Software, Inc.*	17,249	305,997
TiVo, Inc.*	11,989	108,620
Tyler Technologies, Inc.*	3,213	64,774
Ultimate Software Group, Inc.*	2,587	99,962
Unica Corp.*	1,738	36,463
VASCO Data Security International, Inc.*	2,797	18,180
VirnetX Holding Corp.	3,513	51,571
Wave Systems Corp.*	7,430	16,643
Websense, Inc.*	4,485	79,564
		4,854,833

Specialty Retail - 3.2%
America's Car-Mart, Inc.*	926	23,317
AnnTaylor Stores Corp.*	6,104	123,545
Asbury Automotive Group, Inc.*	3,014	42,407
Barnes & Noble, Inc.	4,003	64,889
Bebe Stores, Inc.	3,035	21,882
Big 5 Sporting Goods Corp.	2,261	30,343
Books-A-Million, Inc.	554	3,324
Borders Group, Inc.*	3,373	4,014
Brown Shoe Co., Inc.	4,508	51,707
Build-A-Bear Workshop, Inc.*	1,790	10,830
Cabela's, Inc.*	4,174	79,223
Casual Male Retail Group, Inc.*	3,868	15,781
Cato Corp.	2,890	77,336
Charming Shoppes, Inc.*	12,029	42,342
Christopher & Banks Corp.	3,717	29,401
Citi Trends, Inc.*	1,540	37,283
Coldwater Creek, Inc.*	6,271	33,048
Collective Brands, Inc.*	6,726	108,558
Conn's, Inc.*	780	3,627
Destination Maternity Corp.*	517	17,020
DSW, Inc.*	1,467	42,103
Express, Inc.*	1,658	25,218
Finish Line, Inc.	5,277	73,403
Genesco, Inc.*	2,497	74,610
Group 1 Automotive, Inc.*	2,547	76,104
Gymboree Corp.*	2,825	117,350
Haverty Furniture Co.'s, Inc.	1,689	18,427
hhgregg, Inc.*	1,366	33,822
Hibbett Sports, Inc.*	2,991	74,625
HOT Topic, Inc.	4,130	24,739
Jo-Ann Stores, Inc.*	2,841	126,567
JOS A Bank Clothiers, Inc.*	2,857	121,737
Kirkland's, Inc.*	1,736	24,061
Lithia Motors, Inc.	2,010	19,276
Lumber Liquidators Holdings, Inc.*	2,308	56,708
MarineMax, Inc.*	2,047	14,411
Men's Wearhouse, Inc.	5,464	129,989
Midas, Inc.*	1,479	11,255
Monro Muffler, Inc.	2,060	94,987
New York & Co., Inc.*	1,850	4,754
OfficeMax, Inc.*	8,806	115,271
Pacific Sunwear Of California, Inc.*	6,164	32,238
Penske Automotive Group, Inc.*	4,592	60,614
PEP Boys-Manny Moe & Jack	5,445	57,608
Pier 1 Imports, Inc.*	10,854	88,894
Rent-A-Center, Inc.	6,832	152,900
Rue21, Inc.*	1,524	39,334
Sally Beauty Holdings, Inc.*	9,787	109,614
Select Comfort Corp.*	5,671	38,449
Shoe Carnival, Inc.*	949	19,189
Sonic Automotive, Inc.*	4,139	40,686
Stage Stores, Inc.	4,018	52,234
Stein Mart, Inc.*	2,802	24,742
Systemax, Inc.	1,000	12,280
Talbots, Inc.*	7,289	95,486
The Buckle, Inc.	2,711	71,950
The Childrens Place Retail Stores, Inc.*	2,880	140,458
The Dress Barn, Inc.*	6,164	146,395
Ulta Salon Cosmetics & Fragrance, Inc.*	3,259	95,163
Vitamin Shoppe, Inc.*	1,655	45,430
West Marine, Inc.*	1,507	15,311
Wet Seal, Inc.*	10,556	35,785
Winmark Corp.	223	7,457
Zumiez, Inc.*	2,133	45,134
		3,526,645

Textiles, Apparel & Luxury Goods - 2.0%
American Apparel, Inc.*	2,699	3,320
Carter's, Inc.*	6,167	162,377
Cherokee, Inc.	800	14,592
Columbia Sportswear Co.	1,185	69,251
CROCS, Inc.*	8,907	115,880
Culp, Inc.*	821	8,046
Deckers Outdoor Corp.*	4,017	200,689
Delta Apparel, Inc.*	555	8,325
G-III Apparel Group Ltd.*	1,600	50,208
Iconix Brand Group, Inc.*	7,494	131,145
Joe's Jeans, Inc.*	3,939	8,311
Jones Apparel Group, Inc.	9,046	177,663
Kenneth Cole Productions, Inc.*	718	11,969
K-Swiss, Inc.*	2,719	34,667
Lacrosse Footwear, Inc.	436	6,021
Liz Claiborne, Inc.*	9,811	59,651
Maidenform Brands, Inc.*	2,379	68,634
Movado Group, Inc.*	1,614	17,560
Oxford Industries, Inc.	1,434	34,101
Perry Ellis International, Inc.*	933	20,386
Quiksilver, Inc.*	13,454	52,605
RG Barry Corp.	783	8,057
Skechers U.S.A., Inc.*	3,592	84,376
Steven Madden Ltd.*	2,545	104,498
Timberland Co.*	4,295	85,084
True Religion Apparel, Inc.*	2,638	56,295
Under Armour, Inc.*	3,652	164,486
Unifi, Inc.*	3,597	16,223
Volcom, Inc.*	2,004	38,317
Warnaco Group, Inc.*	4,610	235,709
Weyco Group, Inc.	737	17,850
Wolverine World Wide, Inc.	5,149	149,373
		2,215,669

Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	2,164	22,809
Astoria Financial Corp.	8,964	122,179
Bank Mutual Corp.	4,721	24,502
BankFinancial Corp.	1,984	18,193
Beneficial Mutual Bancorp, Inc.*	3,603	32,319
Berkshire Hills Bancorp, Inc.	1,302	24,686
BofI Holding, Inc.*	653	7,751
Brookline Bancorp, Inc.	6,129	61,167
Clifton Savings Bancorp, Inc.	836	7,190
Dime Community Bancshares, Inc.	2,772	38,392
Doral Financial Corp.*	1,956	3,247
ESB Financial Corp.	726	10,106
ESSA Bancorp, Inc.	1,473	17,440
Federal Agricultural Mortgage Corp., Class C	895	9,684
First Financial Holdings, Inc.	1,715	19,105
Flagstar Bancorp, Inc.*	4,352	7,921
Flushing Financial Corp.	3,234	37,385
Fox Chase Bancorp, Inc.*	526	4,976
Heritage Financial Group	158	1,330
Home Federal Bancorp, Inc.	1,548	18,839
Kearny Financial Corp.	1,413	12,477
K-Fed Bancorp	316	2,493
Meridian Interstate Bancorp, Inc.*	838	8,833
MGIC Investment Corp.*	20,811	192,086
NASB Financial, Inc.	278	4,601
NewAlliance Bancshares, Inc.	11,002	138,845
Northwest Bancshares, Inc.	11,494	128,618
OceanFirst Financial Corp.	1,506	18,479
Ocwen Financial Corp.*	7,706	78,139
Oritani Financial Corp.	5,768	57,565
PMI Group, Inc.*	14,839	54,459
Provident Financial Services, Inc.	6,221	76,892
Provident New York Bancorp	4,034	33,845
Radian Group, Inc.	13,807	107,971
Rockville Financial, Inc.	708	8,135
Roma Financial Corp.	676	7,118
Territorial Bancorp, Inc.	1,270	21,374
Trustco Bank Corp. NY	7,981	44,374
United Financial Bancorp, Inc.	1,552	20,967
ViewPoint Financial Group	1,461	13,514
Waterstone Financial, Inc.*	553	2,206
Westfield Financial, Inc.	2,745	21,411
WSFS Financial Corp.	490	18,380
		1,562,003

Tobacco - 0.2%
Alliance One International, Inc.*	9,249	38,383
Star Scientific, Inc.*	8,949	18,793
Universal Corp.	2,509	100,586
Vector Group Ltd.	4,709	88,063
		245,825

Trading Companies & Distributors - 0.8%
Aceto Corp.	2,638	17,912
Aircastle Ltd.	5,268	44,673
Applied Industrial Technologies, Inc.	4,395	134,487
Beacon Roofing Supply, Inc.*	4,729	68,902
BlueLinx Holdings, Inc.*	916	3,655
CAI International, Inc.*	1,034	15,686
DXP Enterprises, Inc.*	857	16,266
H&E Equipment Services, Inc.*	2,568	20,467
Houston Wire & Cable Co.	1,646	16,509
Interline Brands, Inc.*	3,424	61,769
Kaman Corp.	2,691	70,531
Lawson Products	334	5,100
RSC Holdings, Inc.*	5,110	38,121
Rush Enterprises, Inc.*	3,309	50,760
TAL International Group, Inc.	1,737	42,070
Textainer Group Holdings Ltd.	882	23,585
Titan Machinery, Inc.*	1,351	22,021
United Rentals, Inc.*	6,275	93,121
Watsco, Inc.	2,889	160,859
		906,494

Water Utilities - 0.3%
American States Water Co.	1,927	68,948
Artesian Resources Corp.	490	9,344
Cadiz, Inc.*	1,262	12,948
California Water Service Group	2,045	75,563
Connecticut Water Service, Inc.	883	21,148
Consolidated Water Co., Inc.	1,510	14,315
Middlesex Water Co.	1,560	26,270
SJW Corp.	1,344	33,103
York Water Co.	1,309	20,983
		282,622

Wireless Telecommunication Services - 0.3%
FiberTower Corp.*	4,250	18,020
ICO Global Communications Holdings Ltd.*	8,726	14,311
NTELOS Holdings Corp.	3,052	51,640
Shenandoah Telecommunications Co.	2,464	44,771
Syniverse Holdings, Inc.*	7,238	164,085
USA Mobility, Inc.	2,298	36,837
		329,664

Total Equity Securities (Cost $107,567,405)		105,313,037

EXCHANGE TRADED FUNDS - 1.6%
iShares Russell 2000 Index Fund	26,600	1,794,702

Total Exchange Traded Funds (Cost $1,739,135)		1,794,702

U.S. TREASURY - 0.6%	PRINCIPAL AMOUNT
United States Treasury Bills, 12/16/10 ^	$700,000	699,803

Total U.S. Treasury (Cost $699,803)		699,803

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.3%
Federal Home Loan Bank Discount Notes, 10/1/10	3,700,000	3,700,000

Total U.S. Government Agencies and Instrumentalities (Cost $3,700,000)		3,700,000

TOTAL INVESTMENTS (Cost $113,706,343) - 100.3%		111,507,542
Other assets and liabilities, net - (0.3%)		(390,201)
NET ASSETS - 100%		$111,117,341
		============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	62	12/10	$4,181,900	$152,688
Total Purchased				$152,688
				============

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 700,000 units of U.S. Treasury Bills.

* Non-income producing security.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Australia - 8.5%
AGL Energy Ltd.	7,823	$121,931
Alumina Ltd.	42,418	74,005
Amcor Ltd.	21,230	133,218
AMP Ltd.	36,017	177,403
Aristocrat Leisure Ltd.	6,953	23,658
Asciano Group*	50,865	80,897
ASX Ltd.	3,017	94,716
Australia & New Zealand Banking Group Ltd.	44,041	1,005,243
AXA Asia Pacific Holdings Ltd.	17,966	89,012
Bendigo and Adelaide Bank Ltd.	6,281	55,396
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	58,340	2,188,062
Billabong International Ltd.	3,520	27,042
BlueScope Steel Ltd.	31,695	67,212
Boral Ltd.	12,494	55,518
Brambles Ltd.	24,721	149,405
Caltex Australia Ltd.	2,346	27,113
CFS Retail Property Trust	30,551	55,804
Coca-Cola Amatil Ltd.	9,834	113,558
Cochlear Ltd.	982	66,495
Commonwealth Bank of Australia	26,922	1,327,867
Computershare Ltd.	7,727	72,619
Crown Ltd.	7,859	63,557
CSL Ltd.	10,002	318,633
CSR Ltd.	26,334	45,690
Dart Energy Ltd.*	4,768	5,423
Dexus Property Group	83,802	69,064
DuluxGroup Ltd.*	1,079	2,839
Energy Resources of Australia Ltd.	1,160	14,871
Fairfax Media Ltd.	36,796	51,960
Fortescue Metals Group Ltd.*	21,603	108,489
Foster's Group Ltd.	33,557	198,279
Goodman Fielder Ltd.	23,995	30,183
Goodman Group	110,727	68,841
GPT Group	30,642	86,835
Harvey Norman Holdings Ltd.	9,233	33,552
Incitec Pivot Ltd.	28,246	97,742
Insurance Australia Group Ltd.	36,139	126,797
Intoll Group	39,316	56,466
Leighton Holdings Ltd.	2,352	74,950
Lend Lease Group	9,339	68,504
MacArthur Coal Ltd.	3,048	34,462
Macquarie Atlas Roads Group*	3,795	5,706
Macquarie Group Ltd.	5,989	209,379
MAp Group	6,470	18,210
Metcash Ltd.	13,309	56,061
Mirvac Group	56,779	72,790
National Australia Bank Ltd.	36,871	900,583
Newcrest Mining Ltd.	13,267	507,302
OneSteel Ltd.	23,147	65,372
Orica Ltd.	6,277	155,556
Origin Energy Ltd.	15,308	233,873
OZ Minerals Ltd.	54,259	76,097
Paladin Energy Ltd.*	11,843	40,982
Qantas Airways Ltd.*	19,293	51,884
QBE Insurance Group Ltd.	17,992	299,331
Rio Tinto Ltd.	7,574	560,466
Santos Ltd.	14,486	178,867
Sims Metal Management Ltd.	2,835	48,204
Sonic Healthcare Ltd.	6,414	68,007
SP AusNet	23,512	19,490
Stockland	41,425	153,330
Suncorp-Metway Ltd.	22,274	193,229
TABCORP Holdings Ltd.	10,649	71,852
Tatts Group Ltd.	22,284	51,336
Telstra Corp. Ltd.	75,705	191,187
Toll Holdings Ltd.	11,607	73,841
Transurban Group	22,132	106,025
Wesfarmers Ltd.	2,640	84,204
Wesfarmers Ltd. PPS	17,473	553,941
Westfield Group	38,111	450,373
Westpac Banking Corp.	51,754	1,159,343
Woodside Petroleum Ltd.	9,457	399,993
Woolworths Ltd.	21,567	599,538
WorleyParsons Ltd.	3,329	71,396
		15,291,059

Austria - 0.3%
Erste Group Bank AG	3,284	131,174
IMMOFINANZ AG*	17,244	64,117
OMV AG	2,607	97,360
Raiffeisen International Bank Holding AG	941	43,768
Telekom Austria AG	5,775	86,708
Verbund AG	1,312	46,928
Vienna Insurance Group AG Wiener Versicherung Gruppe	667	35,768
Voestalpine AG	1,910	70,187
		576,010

Belgium - 1.0%
Ageas	38,835	110,913
Anheuser-Busch InBev NV	12,550	736,484
Belgacom SA	2,644	102,859
Colruyt SA	262	69,090
Delhaize Group	1,757	127,122
Dexia SA*	9,629	42,324
Groupe Bruxelles Lambert SA	1,402	116,539
KBC Groep NV*	2,799	125,258
Mobistar SA	469	28,652
Nationale A Portefeuille	469	24,397
Solvay SA	1,030	109,613
UCB SA	1,753	60,592
Umicore SA	1,981	85,432
		1,739,275

Bermuda - 0.1%
Seadrill Ltd.	4,856	139,925

Canada - 0.0%
Thomson Reuters Corp.	1,487	55,872

China - 0.0%
Foxconn International Holdings Ltd.*	37,252	27,361

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.:
Common	9,878	49,706
Rights*	9,878	6,045
		55,751

Denmark - 1.0%
A P Moller - Maersk A/S:
Series A	9	73,008
Series B	22	183,482
Carlsberg A/S, Series B	1,859	193,379
Coloplast A/S, Series B	395	47,108
Danske Bank A/S*	7,895	190,043
DSV A/S	3,635	74,033
Novo Nordisk A/S, Series B	7,572	749,662
Novozymes A/S, Series B	801	101,668
Tryg A/S	444	26,634
Vestas Wind Systems A/S*	3,541	133,122
William Demant Holding A/S*	409	30,110
		1,802,249

Finland - 1.1%
Elisa Oyj*	2,312	52,982
Fortum Oyj	7,721	201,506
Kesko Oyj, Series B	1,162	54,395
Kone OYJ, Series B	2,706	139,478
Metso Oyj	2,221	101,551
Neste Oil Oyj	2,228	34,725
Nokia Oyj	65,100	652,510
Nokian Renkaat Oyj	1,879	64,371
Orion Oyj, Class B	1,615	32,177
Outokumpu Oyj	2,226	44,109
Pohjola Bank plc	2,401	29,143
Rautaruukki Oyj	1,463	30,164
Sampo Oyj	7,303	196,754
Sanoma Oyj	1,398	29,508
Stora Enso Oyj, Series R	10,113	99,714
UPM-Kymmene Oyj	9,038	154,507
Wartsila Oyj	1,371	89,257
		2,006,851

France - 9.6%
Accor SA	2,570	93,619
Aeroports de Paris	516	41,993
Air France-KLM*	2,348	35,924
Air Liquide SA	4,916	598,309
Alcatel-Lucent*	40,295	135,359
Alstom SA	3,575	181,936
Atos Origin SA*	787	35,492
AXA SA	29,855	520,731
BioMerieux	205	21,192
BNP Paribas	16,475	1,168,921
Bouygues	4,011	171,749
Bureau Veritas SA	853	59,419
Cap Gemini SA	2,557	127,973
Carrefour SA	10,415	558,290
Casino Guichard-Perrachon SA	959	87,593
Christian Dior SA	1,105	144,088
Cie de Saint-Gobain	6,687	296,748
Cie Generale de Geophysique-Veritas*	2,498	54,696
Cie Generale des Etablissements Michelin:
Common Series B	2,562	194,460
Rights*	2,562	7,136
Cie Generale d'Optique Essilor International SA	3,492	239,688
CNP Assurances SA	2,582	47,844
Credit Agricole SA	16,128	251,474
Dassault Systemes SA	1,028	75,441
Edenred*	2,547	50,331
EDF SA	4,499	193,594
Eiffage SA	704	33,395
Eramet	91	26,825
Eurazeo SA	503	33,674
Eutelsat Communications	1,721	65,536
Fonciere Des Regions:
Common	422	44,863
Warrants (strike price 65.00 EUR/share, expires 12/31/10)*	195	263
France Telecom SA	32,230	694,750
GDF Suez	21,619	772,092
Gecina SA	326	38,572
Groupe Danone	10,136	604,815
Groupe Eurotunnel SA	8,292	70,335
Hermes International	917	208,893
Icade SA	404	42,340
Iliad SA	282	29,312
Imerys SA	655	39,142
Ipsen SA	511	16,898
JC Decaux SA*	1,154	30,392
Klepierre SA	1,648	63,406
Lafarge SA	3,485	199,063
Lagardere SCA	2,051	79,929
Legrand SA	2,286	77,133
L'Oreal SA	4,166	467,312
LVMH Moet Hennessy Louis Vuitton SA	4,256	622,806
Metropole Television SA	1,120	26,275
Natixis*	15,165	86,623
Neopost SA	542	40,239
PagesJaunes Groupe	2,198	22,961
Pernod-Ricard SA	3,440	286,552
PPR SA	1,320	213,180
PSA Peugeot Citroen SA*	2,644	88,691
Publicis Groupe	2,147	101,730
Renault SA*	3,341	171,504
Safran SA	2,899	81,297
Sanofi-Aventis SA	18,228	1,211,615
Schneider Electric SA	4,178	528,490
SCOR SE	2,895	69,019
Societe BIC SA	464	37,162
Societe Generale Groupe	10,931	628,095
Societe Television Francaise 1	2,040	31,684
Sodexo	1,638	106,037
Suez Environnement SA	4,681	86,262
Technip SA	1,710	137,187
Thales SA	1,556	56,734
Total SA	36,741	1,889,031
Unibail-Rodamco*	1,586	350,830
Vallourec SA	1,891	187,404
Veolia Environnement	6,006	157,809
Vinci SA	7,577	378,905
Vivendi	21,370	582,717
		17,213,779

Germany - 7.7%
Adidas AG	3,636	224,551
Allianz SE	7,890	889,550
BASF SE	15,966	1,004,370
Bayer AG	14,375	999,983
Bayerische Motoren Werke AG:
Common	5,755	402,611
Preferred	907	42,205
Beiersdorf AG	1,752	106,984
Celesio AG	1,330	28,868
Commerzbank AG*	12,321	101,880
Continental AG*	869	67,377
Daimler AG*	15,679	990,687
Deutsche Bank AG	10,792	589,213
Deutsche Boerse AG	3,389	225,590
Deutsche Lufthansa AG*	3,980	72,992
Deutsche Post AG	14,711	266,193
Deutsche Postbank AG*	1,521	51,642
Deutsche Telekom AG	49,279	672,540
E.ON AG	31,305	920,893
Fraport AG Frankfurt Airport Services Worldwide	638	38,707
Fresenius Medical Care AG & Co. KGaA	3,341	205,855
Fresenius SE:
Common	490	39,131
Preferred	1,400	112,793
GEA Group AG	2,875	71,690
Hannover Rueckversicherung AG	1,048	48,089
HeidelbergCement AG	2,444	117,498
Henkel AG & Co. KGaA:
Common	2,258	101,999
Preferred	3,097	165,950
Hochtief AG	790	68,246
Infineon Technologies AG*	18,891	130,540
K+S AG	2,495	149,012
Linde AG	2,936	381,248
MAN SE	1,837	199,766
Merck KGAA	1,123	94,111
Metro AG	2,253	146,310
Muenchener Rueckversicherungs AG	3,276	452,665
Porsche Automobil Holding SE, Preferred	1,521	75,140
Puma AG Rudolf Dassler Sport	91	29,950
RWE AG:
Common	7,278	490,450
Preferred	677	43,048
Salzgitter AG	731	47,238
SAP AG	14,918	736,168
Siemens AG	14,302	1,506,070
Suedzucker AG	1,152	25,702
ThyssenKrupp AG	5,813	189,104
TUI AG*	2,404	29,343
United Internet AG	2,086	33,646
Volkswagen AG:
Common	513	56,393
Preferred	2,957	356,025
Wacker Chemie AG	271	49,885
		13,849,901

Greece - 0.2%
Alpha Bank AE*	8,823	55,197
Coca Cola Hellenic Bottling Co. SA	3,178	83,676
EFG Eurobank Ergasias SA*	5,617	33,765
Hellenic Telecommunications Organization SA	4,260	30,590
National Bank of Greece SA:
Common*	10,552	102,895
Rights (Issued 9/8/10)*	10,552	5,166
Rights (Issued 9/15/10)*	10,552	9,471
OPAP SA	3,881	61,227
Piraeus Bank SA*	5,845	28,856
Public Power Corp. SA	2,016	31,338
		442,181

Guernsey - 0.1%
Resolution Ltd.	25,222	97,195

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	3,427	30,536
Bank of East Asia Ltd.	26,488	111,440
BOC Hong Kong Holdings Ltd.	64,326	203,492
Cathay Pacific Airways Ltd.	20,515	55,514
Cheung Kong Holdings Ltd.	24,157	365,756
Cheung Kong Infrastructure Holdings Ltd.	7,837	31,103
CLP Holdings Ltd.	33,461	266,895
Esprit Holdings Ltd.	20,154	109,204
Genting Singapore plc*	105,845	149,553
Hang Lung Group Ltd.	13,967	91,158
Hang Lung Properties Ltd.	36,146	175,828
Hang Seng Bank Ltd.	13,293	195,442
Henderson Land Development Co. Ltd.:
Common	18,820	133,987
Warrants (strick price 58.00 HKD/share, expires 6/1/11)*	1,801	515
Hong Kong & China Gas Co. Ltd.	74,911	189,389
Hong Kong Exchanges and Clearing Ltd.	17,800	350,472
HongKong Electric Holdings	24,115	146,359
Hopewell Highway Infrastructure Ltd.	434	336
Hopewell Holdings	9,903	32,093
Hutchison Whampoa Ltd.	37,055	345,458
Hysan Development Co. Ltd.	10,957	39,109
Kerry Properties Ltd.	12,468	67,718
Li & Fung Ltd.	39,720	224,434
Lifestyle International Holdings Ltd.	10,208	25,308
Link REIT	38,281	113,454
Mongolia Energy Co. Ltd.*	53,045	22,010
MTR Corp.	24,900	94,332
New World Development Ltd.	44,270	88,991
Noble Group Ltd.	51,648	74,153
NWS Holdings Ltd.	14,679	28,713
Orient Overseas International Ltd.	3,807	30,366
PCCW Ltd.	64,748	23,528
Shangri-La Asia Ltd.	22,585	51,337
Sino Land Co.	29,842	61,680
Sun Hung Kai Properties Ltd.	24,571	423,316
Swire Pacific Ltd.	13,380	183,963
Television Broadcasts Ltd.	4,949	28,187
Wharf Holdings Ltd.	23,935	153,594
Wheelock & Co. Ltd.	15,894	52,942
Wing Hang Bank Ltd.	3,077	36,894
Yue Yuen Industrial Holdings Ltd.	12,898	47,699
		4,856,258

Ireland - 0.3%
CRH plc	12,303	201,454
Elan Corp. plc*	8,640	48,482
Experian plc	17,812	194,154
Kerry Group plc	2,436	85,259
Ryanair Holdings plc	3,031	16,163
The Governor & Co. of the Bank of Ireland*	59,065	49,804
		595,316

Israel - 0.8%
Bank Hapoalim BM*	17,233	79,010
Bank Leumi Le-Israel BM*	20,492	95,361
Bezeq Israeli Telecommunication Corp Ltd.	30,230	75,494
Cellcom Israel Ltd.	859	26,272
Delek Group Ltd.	69	18,977
Discount Investment Corp.	444	8,880
Elbit Systems Ltd.	407	21,727
Israel Chemicals Ltd.	7,705	108,882
Israel Corp Ltd.*	40	38,285
Israel Discount Bank Ltd.*	9,376	18,631
Makhteshim-Agan Industries Ltd.*	3,991	14,818
Mizrahi Tefahot Bank Ltd.	2,133	19,799
NICE Systems Ltd.*	1,085	33,482
Ormat Industries Ltd.	1,032	8,544
Partner Communications Co. Ltd.	1,480	27,476
Teva Pharmaceutical Industries Ltd.	16,208	881,747
		1,477,385

Italy - 2.7%
A2A SpA	19,061	29,163
Assicurazioni Generali SpA	20,297	407,710
Atlantia SpA	4,174	86,285
Autogrill SpA*	1,990	24,899
Banca Carige SpA	9,831	22,836
Banca Monte dei Paschi di Siena SpA*	38,562	53,283
Banca Popolare di Milano Scarl	6,854	32,625
Banco Popolare SC	11,133	66,468
Beni Stabili SpA*	1,956	1,782
Enel SpA	114,423	608,456
ENI SpA	45,257	974,329
Exor SpA	1,114	25,756
Fiat SpA	13,290	204,602
Finmeccanica SpA	7,035	83,382
Intesa Sanpaolo SpA	133,888	433,824
Intesa Sanpaolo SpA-RSP	16,209	41,642
Luxottica Group SpA	2,020	55,109
Mediaset SpA	12,320	87,127
Mediobanca SpA:
Common*	8,232	76,353
Warrants (strike price 9.00 EUR/share, expires 3/18/11)*	3,783	126
Mediolanum SpA	3,814	16,923
Parmalat SpA	30,043	76,896
Pirelli & C. SpA	4,134	33,565
Prysmian SpA	3,164	57,661
Saipem SpA	4,602	183,881
Snam Rete Gas SpA	24,828	125,441
Telecom Italia SpA	162,823	226,975
Telecom Italia SpA - RSP	104,754	117,748
Terna Rete Elettrica Nazionale SpA	22,641	95,993
UniCredit SpA	234,525	597,401
Unione di Banche Italiane SCPA:
Common	10,554	102,053
Warrants (strike price 12.30 EUR/share, expires 6/30/11)*	5,007	62
		4,950,356

Japan - 21.1%
77 Bank Ltd.	5,996	30,360
ABC-Mart, Inc.	458	14,090
Acom Co. Ltd.	693	10,477
Advantest Corp.	2,775	55,174
Aeon Co. Ltd.	10,435	111,920
Aeon Credit Service Co. Ltd.	1,364	14,678
Aeon Mall Co. Ltd.	1,416	34,392
Air Water, Inc.	2,531	30,054
Aisin Seiki Co. Ltd.	3,329	103,767
Ajinomoto Co., Inc.	11,560	113,054
Alfresa Holdings Corp.	675	28,765
All Nippon Airways Co. Ltd.*	14,484	53,574
Amada Co. Ltd.	6,203	42,472
Aozora Bank Ltd.	8,605	12,670
Asahi Breweries Ltd.	6,725	134,436
Asahi Glass Co. Ltd.	17,534	178,614
Asahi Kasei Corp.	21,943	120,826
Asics Corp.	2,607	26,557
Astellas Pharma, Inc.	7,728	278,907
Bank of Kyoto Ltd.	5,603	45,406
Bank of Yokohama Ltd.	21,294	99,409
Benesse Holdings, Inc.	1,201	57,793
Bridgestone Corp.	11,307	205,865
Brother Industries Ltd.	4,100	50,600
Canon Marketing Japan, Inc.	1,050	14,441
Canon, Inc.	19,707	918,827
Casio Computer Co. Ltd.	4,122	30,543
Central Japan Railway Co.	26	191,094
Chiba Bank Ltd.	13,232	77,137
Chiyoda Corp.	2,715	22,197
Chubu Electric Power Co., Inc.	11,273	278,384
Chugai Pharmaceutical Co. Ltd.	3,891	71,448
Chugoku Bank Ltd.	3,041	36,948
Chugoku Electric Power Co., Inc.	5,160	101,730
Chuo Mitsui Trust Holdings, Inc.	17,297	57,353
Citizen Holdings Co. Ltd.	4,263	25,566
Coca-Cola West Co. Ltd.	965	16,264
Cosmo Oil Co. Ltd.	10,315	26,917
Credit Saison Co. Ltd.	2,578	34,439
Dai Nippon Printing Co. Ltd.	9,741	118,818
Daicel Chemical Industries Ltd.	4,757	32,002
Daido Steel Co. Ltd.	4,909	23,858
Daihatsu Motor Co. Ltd.	3,341	44,672
Dai-ichi Life Insurance Co. Ltd.	139	167,718
Daiichi Sankyo Co. Ltd.	11,708	237,972
Daikin Industries Ltd.	4,076	153,204
Dainippon Sumitomo Pharma Co. Ltd.	2,766	23,144
Daito Trust Construction Co. Ltd.	1,327	79,264
Daiwa House Industry Co. Ltd.	8,342	83,879
Daiwa Securities Group, Inc.	28,889	116,538
Dena Co. Ltd.	1,393	43,838
Denki Kagaku Kogyo K K	8,353	35,896
Denso Corp.	8,452	250,403
Dentsu, Inc.	2,901	67,160
Dowa Holdings Co. Ltd.	4,310	25,641
East Japan Railway Co.	5,910	356,553
Eisai Co. Ltd.	4,382	153,113
Electric Power Development Co. Ltd.	2,026	60,872
Elpida Memory, Inc.*	3,177	36,509
FamilyMart Co. Ltd.	1,103	39,517
Fanuc Ltd.	3,330	423,724
Fast Retailing Co. Ltd.	921	129,650
Fuji Electric Holdings Co. Ltd.	9,732	25,513
Fuji Heavy Industries Ltd.	10,206	64,994
Fuji Media Holdings, Inc.	8	10,180
FUJIFILM Holdings Corp.	8,051	266,471
Fujitsu Ltd.	32,385	227,168
Fukuoka Financial Group, Inc.	13,451	53,778
Furukawa Electric Co. Ltd.	11,055	41,552
GS Yuasa Corp.	6,470	45,462
Gunma Bank Ltd.	6,882	36,000
Hachijuni Bank Ltd.	7,458	38,924
Hakuhodo DY Holdings, Inc.	405	19,586
Hamamatsu Photonics KK	1,164	37,941
Hankyu Hanshin Holdings, Inc.	19,891	95,479
Hino Motors Ltd.	4,494	21,679
Hirose Electric Co. Ltd.	556	55,973
Hiroshima Bank Ltd.	8,695	35,388
Hisamitsu Pharmaceutical Co., Inc.	1,157	47,227
Hitachi Chemical Co. Ltd.	1,811	33,775
Hitachi Construction Machinery Co. Ltd.	1,682	36,342
Hitachi High-Technologies Corp.	1,197	22,066
Hitachi Ltd.	78,540	343,154
Hitachi Metals Ltd.	2,867	33,736
Hokkaido Electric Power Co., Inc.	3,181	63,285
Hokuhoku Financial Group, Inc.	21,772	39,876
Hokuriku Electric Power Co.	3,064	69,906
Honda Motor Co. Ltd.	28,705	1,018,110
HOYA Corp.	7,562	184,207
Ibiden Co. Ltd.	2,229	56,539
Idemitsu Kosan Co. Ltd.	382	32,740
IHI Corp.	22,952	43,959
INPEX Corp.	37	174,060
Isetan Mitsukoshi Holdings Ltd.	6,516	67,625
Isuzu Motors Ltd.	20,647	79,583
Ito En Ltd.	951	15,607
ITOCHU Corp.	26,173	239,360
Itochu Techno-Solutions Corp.	504	16,446
Iyo Bank Ltd.	4,221	34,207
J Front Retailing Co. Ltd.	8,389	38,962
JAFCO Co. Ltd.	545	12,858
Japan Airlines Corp.*	8,184	98
Japan Petroleum Exploration Co.	496	18,673
Japan Prime Realty Investment Corp.	11	24,202
Japan Real Estate Investment Corp.	8	72,684
Japan Retail Fund Investment Corp.	27	37,976
Japan Steel Works Ltd.	5,488	51,635
Japan Tobacco, Inc.	78	259,471
JFE Holdings, Inc.	8,010	244,787
JGC Corp.	3,602	62,477
Joyo Bank Ltd.	11,434	49,820
JS Group Corp.	4,353	85,299
JSR Corp.	3,113	52,951
JTEKT Corp.	3,352	30,856
Jupiter Telecommunications Co. Ltd.	42	45,248
JX Holdings, Inc.	39,042	226,195
Kajima Corp.	14,703	35,376
Kamigumi Co. Ltd.	4,292	31,854
Kaneka Corp.	5,171	31,011
Kansai Electric Power Co., Inc.	13,160	319,312
Kansai Paint Co. Ltd.	3,791	32,265
Kao Corp.	9,389	228,600
Kawasaki Heavy Industries Ltd.	24,670	69,988
Kawasaki Kisen Kaisha Ltd.	11,974	45,006
KDDI Corp.	50	239,107
Keihin Electric Express Railway Co. Ltd.	8,149	78,720
Keio Corp.	10,055	69,088
Keisei Electric Railway Co. Ltd.	4,795	30,765
Keyence Corp.	720	156,514
Kikkoman Corp.	2,742	30,230
Kinden Corp.	2,312	20,867
Kintetsu Corp.	28,257	95,385
Kirin Holdings Co. Ltd.	14,546	206,332
Kobe Steel Ltd.	43,320	101,637
Koito Manufacturing Co. Ltd.	1,677	25,695
Komatsu Ltd.	16,493	382,612
Konami Corp.	1,621	28,601
Konica Minolta Holdings, Inc.	8,317	81,039
Kubota Corp.	20,118	183,986
Kuraray Co. Ltd.	5,989	75,561
Kurita Water Industries Ltd.	1,962	54,417
Kyocera Corp.	2,826	266,904
Kyowa Hakko Kirin Co. Ltd.	4,509	44,637
Kyushu Electric Power Co., Inc.	6,594	150,445
Lawson, Inc.	1,038	47,526
Mabuchi Motor Co. Ltd.	436	22,285
Makita Corp.	1,947	61,692
Marubeni Corp.	28,700	162,155
Marui Group Co. Ltd.	3,877	29,006
Maruichi Steel Tube Ltd.	817	15,648
Matsui Securities Co. Ltd.	2,106	11,773
Mazda Motor Corp.	26,306	63,293
McDonald's Holdings Company (Japan), Ltd.	1,155	27,790
Medipal Holdings Corp.	2,550	32,386
MEIJI Holdings Co. Ltd.	1,194	56,170
Minebea Co. Ltd.	5,898	30,358
Mitsubishi Chemical Holdings Corp.	20,947	106,315
Mitsubishi Corp.	23,596	559,537
Mitsubishi Electric Corp.	33,593	288,721
Mitsubishi Estate Co. Ltd.	20,544	333,957
Mitsubishi Gas Chemical Co., Inc.	6,723	39,031
Mitsubishi Heavy Industries Ltd.	52,780	194,592
Mitsubishi Logistics Corp.	1,987	23,809
Mitsubishi Materials Corp.*	19,428	55,814
Mitsubishi Motors Corp.*	67,387	87,924
Mitsubishi Tanabe Pharma Corp.	3,903	63,539
Mitsubishi UFJ Financial Group, Inc.	221,357	1,030,738
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,012	35,555
Mitsui & Co. Ltd.	30,207	449,091
Mitsui Chemicals, Inc.	15,101	40,672
Mitsui Engineering & Shipbuilding Co. Ltd.	12,278	27,778
Mitsui Fudosan Co. Ltd.	14,556	245,330
Mitsui Mining & Smelting Co. Ltd.	9,960	28,495
Mitsui OSK Lines Ltd.	19,920	125,186
Mitsumi Electric Co. Ltd.	1,368	20,960
Mizuho Financial Group, Inc.	348,604	509,094
Mizuho Trust & Banking Co. Ltd.*	26,207	21,959
MS&AD Insurance Group Holdings	9,276	212,857
Murata Manufacturing Co. Ltd.	3,524	185,607
Namco Bandai Holdings, Inc.	3,259	30,195
NEC Corp.	42,395	112,661
NGK Insulators Ltd.	4,400	73,052
NGK Spark Plug Co. Ltd.	2,793	37,345
NHK Spring Co. Ltd.	2,545	21,051
Nidec Corp.	1,891	167,958
Nikon Corp.	5,574	103,286
Nintendo Co. Ltd.	1,723	430,234
Nippon Building Fund, Inc.	8	70,002
Nippon Electric Glass Co. Ltd.	6,055	82,482
Nippon Express Co. Ltd.	14,773	56,057
Nippon Meat Packers, Inc.	3,176	38,854
Nippon Paper Group, Inc.	1,717	42,935
Nippon Sheet Glass Co. Ltd.	11,057	24,089
Nippon Steel Corp.	88,746	301,698
Nippon Telegraph & Telephone Corp.	9,029	393,951
Nippon Yusen Kabushiki Kaisha	26,605	108,917
Nishi-Nippon City Bank Ltd.	11,772	33,679
Nissan Chemical Industries Ltd.	2,419	27,248
Nissan Motor Co. Ltd.	43,221	377,162
Nissha Printing Co. Ltd.	469	10,650
Nisshin Seifun Group, Inc.	3,279	43,058
Nisshin Steel Co. Ltd.	12,101	21,583
Nisshinbo Holdings, Inc.	2,175	21,792
Nissin Foods Holdings Co. Ltd.	1,123	40,530
Nitori Holdings Co. Ltd.	646	53,975
Nitto Denko Corp.	2,869	112,129
NKSJ Holdings, Inc.*	24,548	153,976
NOK Corp.	1,805	31,394
Nomura Holdings, Inc.	61,418	297,018
Nomura Real Estate Holdings, Inc.	1,654	23,462
Nomura Real Estate Office Fund, Inc.	4	22,193
Nomura Research Institute Ltd.	1,760	33,055
NSK Ltd.	7,666	51,939
NTN Corp.	8,330	35,897
NTT Data Corp.	21	66,338
NTT DoCoMo, Inc.	266	442,590
NTT Urban Development Corp.	20	16,806
Obayashi Corp.	11,288	44,860
Obic Co. Ltd.	121	22,856
Odakyu Electric Railway Co. Ltd.	10,889	100,626
OJI Paper Co. Ltd.	14,802	65,381
Olympus Corp.	3,772	98,702
Omron Corp.	3,533	80,184
Ono Pharmaceutical Co. Ltd.	1,470	63,963
Oracle Corp. Japan	662	31,499
Oriental Land Co. Ltd.	869	80,929
ORIX Corp.	1,820	138,995
Osaka Gas Co. Ltd.	33,768	121,668
Otsuka Corp.	275	18,237
Panasonic Corp.	34,113	461,836
Panasonic Electric Works Co. Ltd.	6,528	86,503
Rakuten, Inc.	125	91,423
Resona Holdings, Inc.	10,560	94,678
Ricoh Co. Ltd.	11,654	164,194
Rinnai Corp.	612	35,970
Rohm Co. Ltd.	1,703	104,985
Sankyo Co. Ltd.	933	49,364
Santen Pharmaceutical Co. Ltd.	1,285	44,469
SANYO Electric Co. Ltd.*	32,114	53,049
Sapporo Hokuyo Holdings, Inc.	5,554	25,662
Sapporo Holdings Ltd.	4,451	20,832
SBI Holdings, Inc.	345	43,239
Secom Co. Ltd.	3,649	164,672
Sega Sammy Holdings, Inc.	3,446	52,634
Seiko Epson Corp.	2,257	34,176
Sekisui Chemical Co. Ltd.	7,502	45,350
Sekisui House Ltd.	10,001	89,786
Senshu Ikeda Holdings, Inc.	11,399	17,056
Seven & I Holdings Co. Ltd.	13,097	306,652
Seven Bank Ltd.	10	17,896
Sharp Corp.	17,376	172,845
Shikoku Electric Power Co., Inc.	3,038	87,096
Shimadzu Corp.	4,374	33,614
Shimamura Co. Ltd.	384	35,624
Shimano, Inc.	1,154	61,057
Shimizu Corp.	10,280	38,024
Shin-Etsu Chemical Co. Ltd.	7,135	347,184
Shinko Electric Industries Co. Ltd.	1,174	12,971
Shinko Securities Co. Ltd.	9,897	22,628
Shinsei Bank Ltd.*	16,117	11,383
Shionogi & Co. Ltd.	5,188	94,892
Shiseido Co. Ltd.	5,910	132,575
Shizuoka Bank Ltd.	10,418	89,664
Showa Denko KK	24,723	47,351
Showa Shell Sekiyu KK	3,275	25,011
SMC Corp.	936	123,358
Softbank Corp.	14,113	461,367
Sojitz Corp.	21,755	39,062
Sony Corp.	17,463	539,526
Sony Financial Holdings, Inc.	15	48,839
Square Enix Holdings Co. Ltd.	1,103	24,703
Stanley Electric Co. Ltd.	2,534	40,343
Sumco Corp.*	2,016	31,420
Sumitomo Chemical Co. Ltd.	27,338	119,771
Sumitomo Corp.	19,565	251,998
Sumitomo Electric Industries Ltd.	13,111	159,768
Sumitomo Heavy Industries Ltd.	9,476	48,775
Sumitomo Metal Industries Ltd.	58,480	147,705
Sumitomo Metal Mining Co. Ltd.	9,099	138,870
Sumitomo Mitsui Financial Group, Inc.	23,352	679,819
Sumitomo Realty & Development Co. Ltd.	6,206	128,146
Sumitomo Rubber Industries, Inc.	2,972	28,994
Sumitomo Trust & Banking Co. Ltd.	24,751	123,844
Suruga Bank Ltd.	3,589	31,620
Suzuken Co. Ltd.	1,143	37,804
Suzuki Motor Corp.	5,813	122,189
Sysmex Corp.	580	40,199
T&D Holdings, Inc.	4,738	98,685
Taiheiyo Cement Corp.*	14,867	17,440
Taisei Corp.	17,839	36,729
Taisho Pharmaceutical Co. Ltd.	2,350	47,512
Taiyo Nippon Sanso Corp.	4,554	38,704
Takashimaya Co. Ltd.	4,600	35,461
Takeda Pharmaceutical Co. Ltd.	13,040	598,616
TDK Corp.	2,140	119,245
Teijin Ltd.	16,262	53,726
Terumo Corp.	2,932	155,480
THK Co. Ltd.	2,094	39,203
Tobu Railway Co. Ltd.	14,180	81,644
Toho Co. Ltd.	1,806	29,033
Toho Gas Co. Ltd.	7,298	36,079
Tohoku Electric Power Co., Inc.	7,430	164,182
Tokio Marine Holdings, Inc.	12,586	339,283
Tokuyama Corp.	5,470	27,762
Tokyo Electric Power Co., Inc.	21,165	515,824
Tokyo Electron Ltd.	2,982	149,386
Tokyo Gas Co. Ltd.	44,650	202,566
Tokyo Steel Manufacturing Co. Ltd.	1,752	20,657
Tokyo Tatemono Co. Ltd.	6,775	25,952
Tokyu Corp.	19,767	87,312
Tokyu Land Corp.	7,880	32,637
TonenGeneral Sekiyu KK	4,912	45,451
Toppan Printing Co. Ltd.	9,726	76,024
Toray Industries, Inc.	25,055	139,461
Toshiba Corp.	69,980	338,424
Tosoh Corp.	8,882	23,922
TOTO Ltd.	4,845	33,174
Toyo Seikan Kaisha Ltd.	2,635	47,439
Toyo Suisan Kaisha Ltd.	1,638	33,744
Toyoda Gosei Co. Ltd.	1,130	24,889
Toyota Boshoku Corp.	1,141	18,971
Toyota Industries Corp.	3,115	83,114
Toyota Motor Corp.	47,950	1,720,782
Toyota Tsusho Corp.	3,692	54,359
Trend Micro, Inc.	1,707	50,900
Tsumura & Co.	1,045	32,473
Ube Industries Ltd.	16,665	36,905
Unicharm Corp.	2,157	86,755
UNY Co. Ltd.	3,279	25,905
Ushio, Inc.	1,820	30,609
USS Co. Ltd.	381	28,413
West Japan Railway Co.	29	103,933
Yahoo! Japan Corp.	252	86,997
Yakult Honsha Co. Ltd.	1,681	51,875
Yamada Denki Co. Ltd.	1,428	88,545
Yamaguchi Financial Group, Inc.	3,676	34,630
Yamaha Corp.	2,743	31,817
Yamaha Motor Co. Ltd.*	4,559	68,380
Yamato Holdings Co. Ltd.	6,915	83,602
Yamato Kogyo Co. Ltd.	750	18,153
Yamazaki Baking Co. Ltd.	2,106	25,663
Yaskawa Electric Corp.	3,947	31,797
Yokogawa Electric Corp.	3,735	25,395
		37,865,005

Jersey - 0.1%
Randgold Resources Ltd.	1,570	157,304

Luxembourg - 0.5%
ArcelorMittal	14,923	490,334
Millicom International Cellular SA (SDR)	1,322	125,602
SES SA (FDR)	5,209	124,931
Tenaris SA	8,208	157,062
		897,929

Macao - 0.1%
Sands China Ltd.*	41,969	75,388
Wynn Macau Ltd.*	27,052	46,850
		122,238

Mexico - 0.0%
Fresnillo plc	3,116	60,872

Netherlands - 4.6%
Aegon NV*	27,160	162,341
Akzo Nobel NV	4,027	247,849
ASML Holding NV	7,497	223,393
Corio NV	1,028	70,114
Delta Lloyd NV	1,295	24,146
European Aeronautic Defence and Space Co. NV*	7,093	176,482
Fugro NV (CVA)	1,163	76,292
Heineken Holding NV	2,002	87,372
Heineken NV	4,505	233,064
ING Groep NV (CVA)*	66,589	689,170
James Hardie Industries NV (CDI)*	7,553	40,770
Koninklijke Ahold NV	20,719	278,623
Koninklijke Boskalis Westminster NV	1,200	50,241
Koninklijke DSM NV	2,680	136,972
Koninklijke KPN NV	28,128	433,993
Koninklijke Philips Electronics NV	17,141	537,453
Koninklijke Vopak NV	1,222	58,184
QIAGEN NV*	4,039	72,096
Randstad Holding NV*	1,915	86,792
Reed Elsevier NV	11,951	150,344
Royal Dutch Shell plc:
Series A	61,635	1,857,480
Series B	46,862	1,368,781
SBM Offshore NV	2,913	55,068
TNT NV	6,499	174,209
Unilever NV (CVA)	28,317	844,357
Wolters Kluwer NV	5,191	108,720
		8,244,306

New Zealand - 0.1%
Auckland International Airport Ltd.	15,945	23,942
Contact Energy Ltd.*	5,257	21,794
Fletcher Building Ltd.	10,550	62,283
Sky City Entertainment Group Ltd.	9,997	20,722
Telecom Corp. of New Zealand Ltd.	33,321	49,300
		178,041

Norway - 0.7%
Aker Solutions ASA	2,857	41,308
DnB NOR ASA	16,988	230,636
Norsk Hydro ASA	15,465	93,111
Orkla ASA	13,414	123,305
Renewable Energy Corp. ASA*	8,666	29,277
StatoilHydro ASA	19,400	403,711
Telenor ASA	14,409	225,070
Yara International ASA	3,294	148,604
		1,295,022

Portugal - 0.3%
Banco Comercial Portugues SA	48,964	42,552
Banco Espirito Santo SA	9,126	42,137
Brisa Auto-Estradas de Portugal SA	3,129	20,128
Cimpor Cimentos de Portugal SGPS SA	3,504	22,502
Energias de Portugal SA	30,390	103,905
Galp Energia SGPS SA, B Shares	4,021	69,232
Jeronimo Martins SGPS SA	3,828	51,072
Portugal Telecom SGPS SA	10,129	134,862
		486,390

Singapore - 1.6%
Ascendas REIT	26,021	43,289
CapitaLand Ltd.	44,466	137,141
CapitaMall Trust	38,714	63,229
CapitaMalls Asia Ltd.	23,630	38,773
City Developments Ltd.	9,484	91,929
ComfortDelgro Corp. Ltd.	32,641	37,689
Cosco Corp. Singapore Ltd.	17,516	23,552
DBS Group Holdings Ltd.	29,765	318,362
Fraser and Neave Ltd.	17,024	84,060
Golden Agri-Resources Ltd.	116,056	50,252
Jardine Cycle & Carriage Ltd.	1,854	55,350
Keppel Corp. Ltd.	22,256	151,822
Keppel Land Ltd.	12,432	38,248
K-Green Trust*	3,426	2,837
Neptune Orient Lines Ltd.*	15,712	23,632
Olam International Ltd.	21,068	52,174
Oversea-Chinese Banking Corp. Ltd.	42,309	284,438
SembCorp Industries Ltd.	17,069	56,534
SembCorp Marine Ltd.	14,427	43,071
Singapore Airlines Ltd.	9,323	115,581
Singapore Exchange Ltd.	14,891	102,033
Singapore Press Holdings Ltd.	26,325	84,990
Singapore Technologies Engineering Ltd.	28,959	73,916
Singapore Telecommunications Ltd.	138,490	330,339
StarHub Ltd.	10,436	20,453
United Overseas Bank Ltd.	21,196	294,979
UOL Group Ltd.	8,174	28,749
Wilmar International Ltd.	33,340	152,213
Yangzijiang Shipbuilding Holdings Ltd.	25,402	33,962
		2,833,597

South Africa - 0.0%
VenFin DD Holdings Ltd.*	2,900	7,606

Spain - 3.8%
Abertis Infraestructuras SA	5,138	95,522
Acciona SA	441	37,161
Acerinox SA	1,733	30,769
ACS Actividades de Construccion y Servicios SA	2,461	122,582
Banco Bilbao Vizcaya Argentaria SA	61,894	833,762
Banco de Sabadell SA	16,688	83,384
Banco de Valencia SA	3,777	21,471
Banco Popular Espanol SA	15,063	95,258
Banco Santander SA	143,081	1,812,997
Bankinter SA	4,938	34,230
Criteria Caixacorp SA	14,614	76,579
EDP Renovaveis SA*	3,790	21,391
Enagas SA	3,112	62,914
Ferrovial SA	7,650	71,361
Fomento de Construcciones y Contratas SA	663	18,286
Gamesa Corp. Tecnologica SA*	3,383	23,626
Gas Natural SDG SA	4,005	59,561
Gestevision Telecinco SA	1,714	18,835
Grifols SA	2,407	34,437
Iberdrola Renovables SA	14,685	48,691
Iberdrola SA	70,166	538,488
Iberia Lineas Aereas de Espana SA*	8,284	31,895
Inditex SA	3,792	300,505
Indra Sistemas SA	1,569	29,852
Mapfre SA	13,111	39,799
Red Electrica de Espana SA	1,881	88,244
Repsol YPF SA	12,733	327,202
Telefonica SA	71,403	1,763,969
Zardoya Otis SA	2,429	43,374
		6,766,145

Sweden - 3.1%
Alfa Laval AB	5,869	102,416
Assa Abloy AB, Series B	5,424	136,246
Atlas Copco AB:
Series A	11,673	224,396
Series B	6,783	118,867
Boliden AB	4,754	71,720
Electrolux AB, Series B	4,170	102,282
Getinge AB, Series B	3,479	80,964
Hennes & Mauritz AB, B Shares	17,773	641,039
Hexagon AB, B Shares	3,307	70,657
Holmen AB, Series B	918	28,200
Husqvarna AB, Series B	7,080	52,202
Investor AB, Series B	7,917	160,147
Kinnevik Investment AB, Series B	3,773	79,555
Loomis AB, Series B	521	6,236
Modern Times Group AB, Series B	876	65,042
Nordea Bank AB	56,218	583,134
OMX AB (b)*	588	-
Ratos AB, Series B	1,766	60,748
Sandvik AB	17,528	267,540
Scania AB, Series B	5,562	122,290
Securitas AB, Series B	5,443	58,389
Skandinaviska Enskilda Banken AB	24,519	181,073
Skanska AB, Series B	6,941	126,662
SKF AB, Series B	6,773	155,120
SSAB AB:
Class A	3,138	49,845
Class B	1,445	20,209
Svenska Cellulosa AB, Series B	9,960	150,848
Svenska Handelsbanken AB	8,506	277,637
Swedbank AB*	12,415	171,428
Swedish Match AB	4,015	106,667
Tele2 AB, Series B	5,475	114,471
Telefonaktiebolaget LM Ericsson, Series B	52,351	572,417
TeliaSonera AB	39,029	314,873
Volvo AB, Series B*	18,915	276,692
		5,550,012

Switzerland - 8.1%
ABB Ltd.*	38,466	812,184
Actelion Ltd.*	1,772	71,126
Adecco SA	2,138	111,930
Aryzta AG	1,468	64,356
Baloise Holding AG	869	78,497
Compagnie Financiere Richemont SA	9,074	437,672
Credit Suisse Group AG	19,581	838,458
GAM Holding AG*	3,591	54,551
Geberit AG	676	120,609
Givaudan SA	144	147,399
Holcim Ltd.	4,264	274,312
Julius Baer Group Ltd.	3,591	130,958
Kuehne + Nagel International AG	938	112,845
Lindt & Spruengli AG:
Participation Certificate	15	36,030
Registered Shares	1	27,986
Logitech International SA*	3,164	55,225
Lonza Group AG	789	67,530
Nestle SA	60,276	3,217,055
Nobel Biocare Holding AG	2,151	38,706
Novartis AG	36,680	2,107,272
Pargesa Holding SA	469	34,308
Roche Holding AG	12,212	1,670,847
Schindler Holding AG:
Participation Certificates	844	90,694
Registered Shares	374	40,037
SGS SA	95	153,805
Sika AG	35	64,694
Sonova Holding AG	797	97,507
STMicroelectronics NV	11,077	84,603
Straumann Holding AG	135	30,184
Swatch Group AG:
Bearer Shares	536	202,028
Registered Shares	754	52,196
Swiss Life Holding AG*	529	60,351
Swiss Reinsurance	6,121	268,903
Swisscom AG	405	163,635
Syngenta AG	1,644	409,303
UBS AG*	63,262	1,075,812
Xstrata plc	35,763	685,145
Zurich Financial Services AG	2,575	604,601
		14,593,354

United Kingdom - 19.0%
3i Group plc	16,869	76,018
Admiral Group plc	3,497	91,637
Aggreko plc	4,526	111,768
AMEC plc	5,754	89,238
Anglo American plc	22,924	910,624
Antofagasta plc	6,855	133,268
ARM Holdings plc	22,850	140,960
Associated British Foods plc	6,192	102,166
AstraZeneca plc	25,065	1,274,800
Autonomy Corp. plc*	3,780	107,793
Aviva plc	48,767	305,979
Babcock International Group plc	6,252	56,053
BAE Systems plc	59,912	322,569
Balfour Beatty plc	11,917	50,141
Barclays plc	198,898	937,289
BG Group plc	58,779	1,034,093
BHP Billiton plc	38,365	1,221,973
BP plc	326,611	2,197,723
British Airways plc*	10,027	38,293
British American Tobacco plc	34,710	1,296,367
British Land Co. plc	15,186	111,070
British Sky Broadcasting Group plc	19,805	219,772
BT Group plc	134,789	296,814
Bunzl plc	5,713	68,204
Burberry Group plc	7,561	123,684
Cable & Wireless Communications plc	21,296	19,009
Cable & Wireless Worldwide plc	45,647	52,808
Cairn Energy plc*	24,316	173,487
Capita Group plc	10,755	132,964
Capital & Counties Properties plc*	7,880	16,262
Capital Shopping Centres Group plc	8,107	46,887
Carnival plc	3,012	118,534
Carphone Warehouse Group plc*	1	2
Centrica plc	89,441	455,106
Cobham plc	20,058	72,879
Compass Group plc	32,701	272,865
Diageo plc	43,550	750,758
Eurasian Natural Resources Corp.	4,477	64,680
F&C Asset Management plc	2,040	2,078
FirstGroup plc	8,362	47,718
G4S plc	24,520	98,193
GlaxoSmithKline plc	90,263	1,781,073
Hammerson plc	12,300	76,284
Home Retail Group plc	14,888	48,240
HSBC Holdings plc	304,377	3,087,969
ICAP plc	9,659	65,556
Imperial Tobacco Group plc	17,699	528,102
Inmarsat plc	7,606	79,378
Intercontinental Hotels Group plc	5,014	89,591
International Power plc	26,477	161,585
Intertek Group plc	2,770	79,732
Invensys plc	14,037	65,905
Investec plc	8,403	67,209
ITV plc*	64,225	60,258
J Sainsbury plc	21,057	129,402
Johnson Matthey plc	3,731	103,403
Kazakhmys plc	3,721	84,982
Kingfisher plc	41,056	151,239
Land Securities Group plc	13,248	133,466
Legal & General Group plc	101,953	165,975
Lloyds TSB Group plc*	710,013	827,757
London Stock Exchange Group plc	2,592	27,764
Lonmin plc*	2,811	73,794
Man Group plc	29,766	102,580
Marks & Spencer Group plc	27,514	167,957
National Grid plc	60,184	511,183
Next plc	3,279	114,291
Old Mutual plc	94,358	206,001
Pearson plc	14,108	218,687
Petrofac Ltd.	4,506	97,311
Prudential plc	44,136	441,868
Reckitt Benckiser Group plc	10,710	589,770
Reed Elsevier plc	21,098	178,536
Rexam plc	15,242	73,601
Rio Tinto plc	25,198	1,474,779
Rolls-Royce Group plc*	32,231	305,951
Royal Bank of Scotland Group plc*	302,302	224,479
RSA Insurance Group plc	59,894	123,129
SABMiller plc	16,510	528,591
Sage Group plc	22,870	99,391
Schroders plc	1,942	43,925
Scottish & Southern Energy plc	16,046	282,169
Segro plc	12,890	55,351
Serco Group plc	8,565	82,852
Severn Trent plc	4,119	84,937
Shire plc	9,771	220,389
Smith & Nephew plc	15,449	141,060
Smiths Group plc	6,791	130,208
Standard Chartered plc	35,604	1,022,589
Standard Life plc	39,283	142,854
TalkTalk Telecom Group plc*	3,841	8,863
Tesco plc	139,440	929,939
Thomas Cook Group plc	14,920	40,317
TUI Travel plc	9,717	32,769
Tullow Oil plc	15,418	308,958
Unilever plc	22,310	646,033
United Utilities Group plc	11,847	106,774
Vedanta Resources plc	2,072	70,558
Vodafone Group plc	915,590	2,262,448
Whitbread plc	3,059	78,139
William Morrison Supermarkets plc	36,881	171,536
Wolseley plc*	4,943	124,320
WPP plc	21,831	241,911
		34,218,194

United States - 0.1%
Synthes, Inc.	1,031	119,408

Total Equity Securities (Cost $173,808,226)		178,572,147

EXCHANGE TRADED FUNDS - 0.5%
iShares MSCI EAFE Index Fund	16,048	881,356

Total Exchange Traded Funds (Cost $862,259)		881,356

TOTAL INVESTMENTS (Cost $174,670,485) - 99.8%		179,453,503
Other assets and liabilities, net - 0.2%		385,623
NET ASSETS - 100%		$179,839,126
		============

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations: CDI: CHESS Depositary Receipts CVA: Certificaten Van Aandelen FDR: Fiduciary Depositary Receipts REIT: Real Estate Investment Trust SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 94.8%	SHARES	VALUE
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,676	$326,946
Expeditors International of Washington, Inc.	5,963	275,669
		602,615

Biotechnology - 6.7%
Amgen, Inc.*	12,797	705,243
Biogen Idec, Inc.*	7,535	422,864
Celgene Corp.*	13,040	751,234
Cephalon, Inc.*	2,089	130,437
Genzyme Corp.*	9,154	648,012
Gilead Sciences, Inc.*	23,662	842,604
Vertex Pharmaceuticals, Inc.*	6,033	208,561
		3,708,955

Chemicals - 0.4%
Sigma-Aldrich Corp.	3,325	200,764

Commercial Services & Supplies - 0.6%
Cintas Corp.	5,234	144,197
Stericycle, Inc.*	2,567	178,355
		322,552

Communications Equipment - 8.2%
Cisco Systems, Inc.*	58,457	1,280,208
QUALCOMM, Inc.	55,466	2,502,626
Research In Motion Ltd.*	15,133	736,826
		4,519,660

Computers & Peripherals - 21.1%
Apple, Inc.*	36,485	10,352,619
Dell, Inc.*	20,560	266,458
Logitech International SA*	4,888	85,051
NetApp, Inc.*	10,695	532,504
SanDisk Corp.*	6,786	248,707
Seagate Technology plc*	13,467	158,641
		11,643,980

Construction & Engineering - 0.2%
Foster Wheeler AG*	3,800	92,948

Diversified Consumer Services - 0.4%
Apollo Group, Inc.*	4,274	219,470

Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd.*	24,414	147,460
FLIR Systems, Inc.*	4,737	121,741
		269,201

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	6,619	426,859

Health Care Equipment & Supplies - 1.0%
DENTSPLY International, Inc.	3,929	125,610
Hologic, Inc.*	7,772	124,430
Intuitive Surgical, Inc.*	1,127	319,775
		569,815

Health Care Providers & Services - 1.7%
Express Scripts, Inc.*	13,864	675,177
Henry Schein, Inc.*	2,598	152,191
Patterson Co.'s, Inc.	3,358	96,206
		923,574

Health Care Technology - 0.4%
Cerner Corp.*	2,336	196,201

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	29,471	753,868
Wynn Resorts Ltd.	3,857	334,672
		1,088,540

Household Durables - 0.3%
Garmin Ltd.	5,172	156,970

Internet & Catalog Retail - 4.1%
Amazon.com, Inc.*	8,518	1,337,837
Expedia, Inc.	7,965	224,693
Liberty Media Corp. - Interactive*	15,622	214,177
priceline.com, Inc.*	1,465	510,318
		2,287,025

Internet Software & Services - 7.5%
Baidu, Inc. (ADR)*	7,853	805,875
eBay, Inc.*	28,032	683,981
Google, Inc.*	4,296	2,258,794
VeriSign, Inc.*	4,706	149,368
Yahoo!, Inc.*	18,576	263,222
		4,161,240

IT Services - 3.1%
Automatic Data Processing, Inc.	9,963	418,745
Cognizant Technology Solutions Corp.*	8,401	541,612
Fiserv, Inc.*	5,380	289,552
Infosys Technologies Ltd. (ADR)	3,125	210,344
Paychex, Inc.	9,786	269,017
		1,729,270

Leisure Equipment & Products - 0.5%
Mattel, Inc.	11,781	276,382

Life Sciences - Tools & Services - 1.0%
Illumina, Inc.*	3,494	171,905
Life Technologies Corp.*	5,315	248,157
QIAGEN NV*	6,709	119,018
		539,080

Machinery - 1.4%
Joy Global, Inc.	2,881	202,592
PACCAR, Inc.	11,669	561,862
		764,454

Media - 4.3%
Comcast Corp.	41,498	750,284
DIRECTV*	18,079	752,629
DISH Network Corp.	6,167	118,160
News Corp.	40,852	533,527
Virgin Media, Inc.	9,658	222,327
		2,376,927

Multiline Retail - 0.4%
Sears Holdings Corp.*	3,316	239,216

Pharmaceuticals - 2.6%
Mylan, Inc.*	8,952	168,387
Teva Pharmaceutical Industries Ltd. (ADR)	20,992	1,107,328
Warner Chilcott plc	7,168	160,850
		1,436,565

Road & Rail - 0.2%
JB Hunt Transport Services, Inc.	3,531	122,526

Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	12,379	373,351
Applied Materials, Inc.	19,808	231,357
Broadcom Corp.	11,714	414,558
First Solar, Inc.*	2,146	316,213
Intel Corp.	55,830	1,073,611
KLA-Tencor Corp.	5,877	207,047
Lam Research Corp.*	3,674	153,757
Linear Technology Corp.	8,549	262,711
Marvell Technology Group Ltd.*	17,770	311,153
Maxim Integrated Products, Inc.	8,489	157,131
Microchip Technology, Inc.	4,371	137,468
NVIDIA Corp.*	16,031	187,242
Xilinx, Inc.	9,834	261,683
		4,087,282

Software - 12.4%
Activision Blizzard, Inc.	31,324	338,926
Adobe Systems, Inc.*	14,719	384,902
Autodesk, Inc.*	6,819	218,003
BMC Software, Inc.*	5,950	240,856
CA, Inc.	14,198	299,862
Check Point Software Technologies Ltd.*	5,851	216,077
Citrix Systems, Inc.*	6,363	434,211
Electronic Arts, Inc.*	9,488	155,888
Intuit, Inc.*	11,336	496,630
Microsoft Corp.	85,326	2,089,634
Oracle Corp.	60,043	1,612,154
Symantec Corp.*	23,663	358,968
		6,846,111

Specialty Retail - 2.3%
Bed Bath & Beyond, Inc.*	10,167	441,349
O'Reilly Automotive, Inc.*	3,927	208,916
Ross Stores, Inc.	3,530	192,809
Staples, Inc.	13,983	292,524
Urban Outfitters, Inc.*	4,781	150,315
		1,285,913

Trading Companies & Distributors - 0.4%
Fastenal Co.	4,021	213,877

Wireless Telecommunication Services - 1.8%
Millicom International Cellular SA	3,001	287,946
NII Holdings, Inc.*	4,687	192,636
Vodafone Group plc (ADR)	20,268	502,849
		983,431

Total Equity Securities (Cost $39,846,592)		52,291,403

EXCHANGE TRADED FUNDS - 2.6%
Powershares QQQ	29,800	1,462,584

Total Exchange Traded Funds (Cost $1,381,092)		1,462,584

TIME DEPOSIT - 2.2%	PRINCIPAL AMOUNT
Federal Home Loan Bank Discount Notes, 10/1/10	$1,200,000	1,200,000

Total Time Deposit (Cost $1,200,000)		1,200,000

U.S. TREASURY - 0.5%
United States Treasury Bills, 12/16/10	250,000	249,930

Total U.S. Treasury (Cost $249,930)		249,930

TOTAL INVESTMENTS (Cost $42,677,614) - 100.1%		55,203,917
Other assets and liabilities, net - (0.1%)		(59,329)
NET ASSETS - 100%		$55,144,588
		=============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Nasdaq 100 Index^	40	12/10	$1,596,400	$52,720
Total Purchased				$52,720
				============

^ Futures collateralized by 250,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 5/25/33 (r)	$89,008	$62,811

Total Asset-Backed Securities (Cost $88,046)		62,811

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	479,471	496,195
5.867%, 4/10/49 (r)	550,000	562,823
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	219,714	224,990
4.254%, 7/11/42	230,911	232,451

Total Commercial Mortgage-Backed Securities (Cost $1,425,378)		1,516,459

CORPORATE BONDS - 18.6%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	151,468
6.15%, 8/15/20	500,000	512,298
American Express Credit Corp., 2.75%, 9/15/15	200,000	201,136
Apache Corp., 5.625%, 1/15/17	100,000	115,624
AstraZeneca plc, 6.45%, 9/15/37	350,000	440,643
Bank of America Corp.:
7.375%, 5/15/14	100,000	114,908
5.65%, 5/1/18	250,000	265,025
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,165
BorgWarner, Inc., 5.75%, 11/1/16	500,000	553,654
BP Capital Markets plc:
3.625%, 5/8/14	200,000	206,938
4.50%, 10/1/20	400,000	407,514
CA, Inc., 5.375%, 12/1/19	100,000	108,319
Camden Property Trust, 5.875%, 11/30/12	100,000	107,777
Citigroup, Inc.:
6.50%, 8/19/13	125,000	138,109
6.125%, 5/15/18	200,000	218,202
Coca-Cola Co., 5.35%, 11/15/17	100,000	117,555
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	121,061
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	231,013
Covidien International Finance SA, 4.20%, 6/15/20	200,000	212,825
Deere & Co., 6.55%, 10/1/28	250,000	306,082
Deutsche Bank AG, 4.875%, 5/20/13	150,000	162,940
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	323,256
Discovery Communications LLC, 5.05%, 6/1/20	200,000	217,560
Emerson Electric Co., 4.75%, 10/15/15	200,000	229,236
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	217,455
General Electric Capital Corp., 3.75%, 11/14/14	250,000	264,567
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	219,883
5.375%, 3/15/20	150,000	158,150
GTE Corp., 6.94%, 4/15/28	80,000	92,969
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	100,000	106,465
Honeywell International, Inc., 4.25%, 3/1/13	100,000	108,184
Hospira, Inc., 6.40%, 5/15/15	250,000	290,002
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	271,136
Kimco Realty Corp., 4.30%, 2/1/18	300,000	302,874
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	216,192
4.75%, 7/15/20	800,000	838,999
Lockheed Martin Corp., 5.72%, 6/1/40 (e)	154,000	174,729
McDonald's Corp., 4.30%, 3/1/13	100,000	108,205
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	196,544
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	108,812
Morgan Stanley, 5.95%, 12/28/17	250,000	266,630
NBC Universal, Inc., 5.15%, 4/30/20 (e)	200,000	214,563
Northern Trust Corp., 5.50%, 8/15/13	100,000	112,576
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	514,579
Oracle Corp.:
5.75%, 4/15/18	250,000	297,184
3.875%, 7/15/20 (e)	1,000,000	1,050,506
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	260,507
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	195,315
Pride International, Inc., 7.875%, 8/15/40	750,000	826,875
Procter & Gamble Co., 4.85%, 12/15/15	1,000,000	1,153,985
Progressive Corp., 6.375%, 1/15/12	165,000	174,595
Qwest Corp., 8.875%, 3/15/12	800,000	879,000
Shell International Finance BV, 4.00%, 3/21/14	300,000	324,817
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	286,959
TCI Communications, Inc., 8.75%, 8/1/15	100,000	126,367
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	107,013
Time Warner, Inc.:
4.875%, 3/15/20	100,000	108,322
4.70%, 1/15/21	1,000,000	1,061,321
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	308,186
US Bancorp, 2.45%, 7/27/15	1,000,000	1,027,181
US Bank NA, 4.95%, 10/30/14	100,000	111,529
Valero Energy Corp., 6.125%, 2/1/20	200,000	217,877
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	107,888
Walgreen Co., 4.875%, 8/1/13	100,000	110,792
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	517,703
6.50%, 8/15/37	250,000	312,518
Wells Fargo & Co., 4.375%, 1/31/13	125,000	133,586
Williams Partners LP, 3.80%, 2/15/15	100,000	105,223
XTO Energy, Inc., 4.625%, 6/15/13	200,000	219,697

Total Corporate Bonds (Cost $19,062,310)		20,377,768

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	114,532

Total Sovereign Government Bonds (Cost $105,863)		114,532

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 14.1%
Fannie Mae:
5.05%, 2/7/11	1,300,000	1,321,999
6.125%, 3/15/12	1,000,000	1,082,390
1.75%, 8/10/12	1,000,000	1,023,652
2.625%, 11/20/14	1,100,000	1,159,755
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	787,996
Federal Home Loan Bank:
1.875%, 6/21/13	1,000,000	1,030,042
4.875%, 5/17/17	1,000,000	1,172,637
Federal Home Loan Bank Discount Notes, 10/1/10	2,400,000	2,400,000
Freddie Mac:
5.00%, 2/16/17	1,000,000	1,173,252
4.875%, 6/13/18	1,000,000	1,172,767
3.75%, 3/27/19	2,900,000	3,148,658

Total U.S. Government Agencies And Instrumentalities (Cost $14,915,351)		15,473,148

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.0%
Fannie Mae:
5.00%, 12/1/16	533,797	569,024
5.00%, 11/1/17	72,806	77,702
5.50%, 8/1/18	268,093	290,722
4.61%, 12/1/19	495,242	540,832
5.00%, 6/1/20	232,420	247,903
6.50%, 4/1/23	59,870	65,784
6.50%, 8/1/32	235,953	262,718
5.50%, 7/1/33	548,857	589,710
5.50%, 7/1/33	384,709	413,345
6.00%, 8/1/33	72,724	79,752
5.50%, 11/1/33	404,617	434,735
5.50%, 3/1/34	674,685	723,640
6.00%, 6/1/34	355,243	391,127
5.00%, 7/1/34	865,711	917,274
5.00%, 10/1/34	554,321	587,353
5.50%, 3/1/35	1,545,046	1,654,454
5.50%, 6/1/35	735,151	794,138
5.50%, 9/1/35	569,597	608,507
5.50%, 2/1/36	329,616	352,503
5.50%, 4/1/36	1,775,814	1,875,185
6.50%, 9/1/36	1,074,111	1,176,085
5.50%, 11/1/36	476,230	507,721
7.50%, 11/1/36	141,443	157,110
6.00%, 5/1/38	773,081	831,062
5.50%, 6/1/38	902,157	963,071
5.758%, 9/1/38 (r)	1,328,698	1,421,442
4.00%, 3/1/39	1,392,946	1,433,428
4.50%, 5/1/40	1,951,876	2,045,119
4.50%, 7/1/40	1,495,648	1,558,652
Freddie Mac:
4.50%, 9/1/18	257,620	273,635
5.00%, 11/1/20	372,585	397,319
5.00%, 2/1/33	737,794	781,760
5.00%, 4/1/35	445,133	470,407
6.00%, 8/1/36	395,776	426,416
6.50%, 10/1/37	278,082	300,832
4.00%, 11/1/39	1,928,224	1,980,407
5.00%, 1/1/40	2,864,517	3,010,965
4.50%, 4/1/40	2,375,223	2,472,310
6.00%, 4/1/40	890,840	956,262
4.50%, 5/1/40	964,893	1,004,333
4.50%, 5/1/40	1,973,012	2,053,659
Ginnie Mae:
5.50%, 7/20/34	480,862	519,020
6.00%, 11/20/37	910,591	989,471

Total U.S. Government Agency Mortgage-Backed Securities (Cost $36,477,290)		37,206,894

U.S. TREASURY - 32.1%
United States Treasury Bonds:
6.25%, 8/15/23	1,000,000	1,354,688
5.50%, 8/15/28	1,000,000	1,297,500
5.375%, 2/15/31	1,000,000	1,287,656
4.50%, 2/15/36	500,000	575,000
3.50%, 2/15/39	1,400,000	1,354,719
United States Treasury Notes:
0.875%, 3/31/11	1,000,000	1,003,281
1.125%, 6/30/11	1,000,000	1,006,406
1.00%, 12/31/11	1,000,000	1,008,438
1.375%, 5/15/12	1,000,000	1,016,094
4.125%, 8/31/12	1,000,000	1,070,937
1.375%, 11/15/12	1,000,000	1,019,062
1.125%, 6/15/13	1,000,000	1,014,219
4.25%, 11/15/13	1,000,000	1,111,406
2.00%, 11/30/13	600,000	624,469
1.875%, 2/28/14	1,000,000	1,036,719
2.625%, 6/30/14	1,000,000	1,064,531
2.50%, 3/31/15	1,000,000	1,060,312
2.50%, 4/30/15	800,000	848,250
4.50%, 11/15/15	600,000	696,375
2.375%, 3/31/16	1,300,000	1,363,172
2.625%, 4/30/16	1,300,000	1,378,812
4.875%, 8/15/16	1,330,000	1,578,752
3.00%, 8/31/16	50,000	53,938
3.125%, 10/31/16	1,200,000	1,302,375
4.625%, 2/15/17	1,400,000	1,645,656
3.00%, 2/28/17	1,500,000	1,613,203
4.50%, 5/15/17	1,000,000	1,168,906
3.875%, 5/15/18	1,000,000	1,129,219
3.75%, 11/15/18	1,050,000	1,173,211
3.125%, 5/15/19	1,000,000	1,062,969
3.375%, 11/15/19	1,000,000	1,077,500
3.625%, 2/15/20	1,050,000	1,151,555

Total U.S. Treasury (Cost $33,889,898)		35,149,330

EXCHANGE TRADED FUNDS - 0.3%	SHARES
iShares Barclays Aggregate Bond Fund	3,000	325,950

Total Exchange Traded Funds (Cost $323,400)		325,950

TOTAL INVESTMENTS (Cost $106,287,536) - 100.7%		110,226,892
Other assets and liabilities, net - (0.7%)		(759,215)
NET ASSETS - 100%		$109,467,677
		=============

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations: LLC: Limited Liability Corporation LP: Limited Partnership STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT VP BALANCED INDEX PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

EQUITY SECURITIES - 57.0%	SHARES	VALUE
Aerospace & Defense - 1.6%
The Boeing Co.	620	$41,255
General Dynamics Corp.	329	20,664
Goodrich Corp.	106	7,815
Honeywell International, Inc.	653	28,693
ITT Corp.	144	6,744
L-3 Communications Holdings, Inc.	99	7,155
Lockheed Martin Corp.	265	18,889
Northrop Grumman Corp.	257	15,582
Precision Castparts Corp.	121	15,409
Raytheon Co.	325	14,856
Rockwell Collins, Inc.	133	7,747
United Technologies Corp.	795	56,628
		241,437

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	142	9,929
Expeditors International of Washington, Inc.	192	8,876
FedEx Corp.	267	22,829
United Parcel Service, Inc., Class B	844	56,286
		97,920

Airlines - 0.1%
Southwest Airlines Co.	584	7,633

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	191	2,053
Johnson Controls, Inc.	573	17,477
		19,530

Automobiles - 0.3%
Ford Motor Co.*	2,902	35,521
Harley-Davidson, Inc.	212	6,029
		41,550

Beverages - 1.5%
Brown-Forman Corp., Class B	93	5,733
Coca-Cola Co.	1,965	114,992
Coca-Cola Enterprises, Inc.*	287	8,897
Constellation Brands, Inc.*	157	2,777
Dr Pepper Snapple Group, Inc.	200	7,104
Molson Coors Brewing Co., Class B	125	5,902
PepsiCo, Inc.	1,348	89,561
		234,966

Biotechnology - 0.8%
Amgen, Inc.*	816	44,970
Biogen Idec, Inc.*	208	11,673
Celgene Corp.*	393	22,640
Cephalon, Inc.*	64	3,996
Genzyme Corp.*	225	15,928
Gilead Sciences, Inc.*	713	25,390
		124,597

Building Products - 0.0%
Masco Corp.	325	3,578

Capital Markets - 1.4%
Ameriprise Financial, Inc.	216	10,223
Bank of New York Mellon Corp.	1,033	26,992
Charles Schwab Corp.	805	11,189
E*Trade Financial Corp.*	140	2,036
Federated Investors, Inc., Class B	103	2,344
Franklin Resources, Inc.	117	12,507
Goldman Sachs Group, Inc.	439	63,471
Invesco Ltd.	398	8,450
Janus Capital Group, Inc.	163	1,785
Legg Mason, Inc.	133	4,031
Morgan Stanley	1,191	29,394
Northern Trust Corp.	190	9,166
State Street Corp.	427	16,081
T. Rowe Price Group, Inc.	204	10,213
		207,882

Chemicals - 1.1%
Air Products & Chemicals, Inc.	180	14,908
Airgas, Inc.	65	4,417
CF Industries Holdings, Inc.	63	6,016
Dow Chemical Co.	984	27,021
Eastman Chemical Co.	58	4,292
Ecolab, Inc.	186	9,438
EI Du Pont de Nemours & Co.	772	34,447
FMC Corp.	57	3,899
International Flavors & Fragrances, Inc.	67	3,251
Monsanto Co.	465	22,287
PPG Industries, Inc.	131	9,537
Praxair, Inc.	261	23,558
Sherwin-Williams Co.	79	5,936
Sigma-Aldrich Corp.	96	5,796
		174,803

Commercial Banks - 1.6%
BB&T Corp.	590	14,207
Comerica, Inc.	137	5,090
Fifth Third Bancorp	672	8,084
First Horizon National Corp.*	207	2,366
Huntington Bancshares, Inc.	638	3,617
KeyCorp	798	6,352
M&T Bank Corp.	75	6,136
Marshall & Ilsley Corp.	470	3,309
PNC Financial Services Group, Inc.	448	23,256
Regions Financial Corp.	1,004	7,299
SunTrust Banks, Inc.	427	11,029
US Bancorp	1,633	35,306
Wells Fargo & Co.	4,439	111,552
Zions Bancorporation	115	2,456
		240,059

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	102	3,786
Cintas Corp.	104	2,865
Iron Mountain, Inc.	163	3,642
Pitney Bowes, Inc.	163	3,485
Republic Services, Inc.	255	7,775
RR Donnelley & Sons Co.	202	3,426
Stericycle, Inc.*	77	5,350
Waste Management, Inc.	381	13,617
		43,946

Communications Equipment - 1.3%
Cisco Systems, Inc.*	4,865	106,543
Harris Corp.	103	4,562
JDS Uniphase Corp.*	189	2,342
Juniper Networks, Inc.*	413	12,535
Motorola, Inc.*	1,980	16,889
QUALCOMM, Inc.	1,360	61,363
Tellabs, Inc.	389	2,898
		207,132

Computers & Peripherals - 2.5%
Apple, Inc.*	772	219,055
Dell, Inc.*	1,468	19,025
EMC Corp.*	1,751	35,563
Hewlett-Packard Co.	1,929	81,153
Lexmark International, Inc.*	66	2,945
NetApp, Inc.*	287	14,290
QLogic Corp.*	90	1,588
SanDisk Corp.*	180	6,597
Western Digital Corp.*	203	5,763
		385,979

Construction & Engineering - 0.1%
Fluor Corp.	152	7,528
Jacobs Engineering Group, Inc.*	98	3,793
Quanta Services, Inc.*	166	3,167
		14,488

Construction Materials - 0.0%
Vulcan Materials Co.	113	4,172

Consumer Finance - 0.4%
American Express Co.	887	37,281
Capital One Financial Corp.	389	15,385
Discover Financial Services	428	7,139
SLM Corp.*	381	4,400
		64,205

Containers & Packaging - 0.1%
Ball Corp.	74	4,355
Bemis Co., Inc.	86	2,731
Owens-Illinois, Inc.*	153	4,293
Pactiv Corp.*	139	4,584
Sealed Air Corp.	156	3,507
		19,470

Distributors - 0.0%
Genuine Parts Co.	125	5,574

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	111	5,700
DeVry, Inc.	53	2,608
H&R Block, Inc.	264	3,419
		11,727

Diversified Financial Services - 2.3%
Bank of America Corp.	8,547	112,051
Citigroup, Inc.*	20,133	78,519
CME Group, Inc.	57	14,846
IntercontinentalExchange, Inc.*	62	6,493
JPMorgan Chase & Co.	3,360	127,915
Leucadia National Corp.*	149	3,519
Moody's Corp.	193	4,821
NYSE Euronext	235	6,714
The NASDAQ OMX Group, Inc.*	147	2,856
		357,734

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	5,034	143,972
CenturyLink, Inc.	252	9,944
Frontier Communications Corp.	884	7,222
Qwest Communications International, Inc.	1,474	9,242
Verizon Communications, Inc.	2,408	78,477
Windstream Corp.	428	5,260
		254,117

Electric Utilities - 1.1%
Allegheny Energy, Inc.	167	4,095
American Electric Power Co., Inc.	408	14,782
Duke Energy Corp.	1,119	19,817
Edison International	256	8,804
Entergy Corp.	160	12,245
Exelon Corp.	563	23,972
FirstEnergy Corp.	240	9,250
NextEra Energy, Inc.	353	19,200
Northeast Utilities	172	5,086
Pepco Holdings, Inc.	200	3,720
Pinnacle West Capital Corp.	92	3,797
PPL Corp.	397	10,810
Progress Energy, Inc.	248	11,016
Southern Co.	702	26,142
		172,736

Electrical Equipment - 0.3%
Emerson Electric Co.	642	33,808
Rockwell Automation, Inc.	121	7,469
Roper Industries, Inc.	85	5,540
		46,817

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	292	9,744
Amphenol Corp.	145	7,102
Corning, Inc.	1,330	24,313
FLIR Systems, Inc.*	149	3,829
Jabil Circuit, Inc.	208	2,997
Molex, Inc.	134	2,805
		50,790

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	366	15,592
Cameron International Corp.*	193	8,291
Diamond Offshore Drilling, Inc.	63	4,270
FMC Technologies, Inc.*	111	7,580
Halliburton Co.	771	25,497
Helmerich & Payne, Inc.	100	4,046
Nabors Industries Ltd.*	257	4,641
National Oilwell Varco, Inc.	355	15,787
Rowan Co.'s, Inc.*	90	2,732
Schlumberger Ltd.	1,152	70,975
		159,411

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	376	24,248
CVS Caremark Corp.	1,159	36,474
Kroger Co.	511	11,068
Safeway, Inc.	306	6,475
SUPERVALU, Inc.	225	2,594
Sysco Corp.	504	14,374
Walgreen Co.	834	27,939
Wal-Mart Stores, Inc.	1,699	90,931
Whole Foods Market, Inc.*	124	4,602
		218,705

Food Products - 1.1%
Archer-Daniels-Midland Co.	548	17,492
Campbell Soup Co.	149	5,327
ConAgra Foods, Inc.	375	8,227
Dean Foods Co.*	185	1,889
General Mills, Inc.	565	20,645
H.J. Heinz Co.	270	12,790
Hershey Co.	131	6,234
Hormel Foods Corp.	59	2,631
J.M. Smucker Co.	94	5,690
Kellogg Co.	221	11,163
Kraft Foods, Inc.	1,485	45,827
McCormick & Co., Inc.	129	5,423
Mead Johnson Nutrition Co.	161	9,163
Sara Lee Corp.	548	7,360
Tyson Foods, Inc.	240	3,845
		163,706

Gas Utilities - 0.0%
Nicor, Inc.	48	2,199
Oneok, Inc.	100	4,504
		6,703

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	508	24,237
Becton Dickinson & Co.	186	13,783
Boston Scientific Corp.*	1,188	7,282
C.R. Bard, Inc.	76	6,189
CareFusion Corp.*	190	4,720
DENTSPLY International, Inc.	116	3,709
Hospira, Inc.*	146	8,323
Intuitive Surgical, Inc.*	31	8,796
Medtronic, Inc.	938	31,498
St. Jude Medical, Inc.*	256	10,071
Stryker Corp.	289	14,464
Varian Medical Systems, Inc.*	113	6,836
Zimmer Holdings, Inc.*	168	8,791
		148,699

Health Care Providers & Services - 1.2%
Aetna, Inc.	339	10,716
AmerisourceBergen Corp.	244	7,481
Cardinal Health, Inc.	284	9,383
CIGNA Corp.	231	8,265
Coventry Health Care, Inc.*	117	2,519
DaVita, Inc.*	82	5,660
Express Scripts, Inc.*	467	22,743
Humana, Inc.*	144	7,235
Laboratory Corp. of America Holdings*	90	7,059
McKesson Corp.	231	14,271
Medco Health Solutions, Inc.*	369	19,210
Patterson Co.'s, Inc.	92	2,636
Quest Diagnostics, Inc.	132	6,662
Tenet Healthcare Corp.*	425	2,006
UnitedHealth Group, Inc.	968	33,987
WellPoint, Inc.*	349	19,767
		179,600

Health Care Technology - 0.0%
Cerner Corp.*	60	5,039

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	368	14,061
Darden Restaurants, Inc.	110	4,706
International Game Technology	234	3,381
Marriott International, Inc.	243	8,707
McDonald's Corp.	902	67,208
Starbucks Corp.	635	16,243
Starwood Hotels & Resorts Worldwide, Inc.	158	8,303
Wyndham Worldwide Corp.	141	3,873
Wynn Resorts Ltd.	55	4,773
Yum! Brands, Inc.	398	18,332
		149,587
Household Durables - 0.2%
D.R. Horton, Inc.	271	3,014
Fortune Brands, Inc.	136	6,695
Harman International Industries, Inc.*	55	1,838
Leggett & Platt, Inc.	117	2,663
Lennar Corp.	162	2,492
Newell Rubbermaid, Inc.	219	3,900
Pulte Group, Inc.*	310	2,716
Stanley Black & Decker, Inc.	133	8,150
Whirlpool Corp.	63	5,100
		36,568

Household Products - 1.3%
Clorox Co.	119	7,944
Colgate-Palmolive Co.	418	32,127
Kimberly-Clark Corp.	353	22,963
Procter & Gamble Co.	2,405	144,228
		207,262

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	603	6,844
Constellation Energy Group, Inc.	158	5,094
NRG Energy, Inc.*	230	4,789
		16,727

Industrial Conglomerates - 1.4%
3M Co.	607	52,633
General Electric Co.	9,096	147,810
Textron, Inc.	215	4,421
Tyco International Ltd.	425	15,610
		220,474

Insurance - 2.3%
ACE Ltd.	290	16,893
Aflac, Inc.	400	20,684
Allstate Corp.	458	14,450
American International Group, Inc.*	106	4,145
AON Corp.	210	8,213
Assurant, Inc.	90	3,663
Berkshire Hathaway, Inc., Class B*	1,466	121,209
Chubb Corp.	259	14,760
Cincinnati Financial Corp.	160	4,616
Genworth Financial, Inc.*	413	5,047
Hartford Financial Services Group, Inc.	349	8,010
Lincoln National Corp.	262	6,267
Loews Corp.	279	10,574
Marsh & McLennan Co.'s, Inc.	460	11,095
MetLife, Inc.	759	29,184
Principal Financial Group, Inc.	278	7,206
Progressive Corp.	528	11,019
Prudential Financial, Inc.	397	21,509
Torchmark Corp.	82	4,357
Travelers Co.'s, Inc.	404	21,048
Unum Group	300	6,645
XL Group plc	269	5,827
		356,421

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	300	47,118
Expedia, Inc.	207	5,839
priceline.com, Inc.*	40	13,934
		66,891

Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	156	7,828
eBay, Inc.*	969	23,644
Google, Inc.*	211	110,942
Monster Worldwide, Inc.*	152	1,970
VeriSign, Inc.*	145	4,602
Yahoo!, Inc.*	1,143	16,196
		165,182

IT Services - 1.8%
Automatic Data Processing, Inc.	429	18,031
Cognizant Technology Solutions Corp.*	255	16,440
Computer Sciences Corp.	129	5,934
Fidelity National Information Services, Inc.	210	5,697
Fiserv, Inc.*	130	6,997
International Business Machines Corp.	1,069	143,396
MasterCard, Inc.	82	18,368
Paychex, Inc.	272	7,477
SAIC, Inc.*	278	4,442
Teradata Corp.*	144	5,553
Total System Services, Inc.	178	2,713
Visa, Inc.	421	31,263
Western Union Co.	537	9,489
		275,800

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.*	338	1,420
Hasbro, Inc.	117	5,208
Mattel, Inc.	325	7,624
		14,252

Life Sciences - Tools & Services - 0.2%
Life Technologies Corp.*	151	7,061
PerkinElmer, Inc.	126	2,916
Thermo Fisher Scientific, Inc.*	350	16,758
Waters Corp.*	74	5,238
		31,973

Machinery - 1.2%
Caterpillar, Inc.	535	42,094
Cummins, Inc.	159	14,402
Danaher Corp.	448	18,193
Deere & Co.	362	25,260
Dover Corp.	158	8,249
Eaton Corp.	142	11,714
Flowserve Corp.	51	5,580
Illinois Tool Works, Inc.	427	20,078
PACCAR, Inc.	309	14,878
Pall Corp.	93	3,873
Parker Hannifin Corp.	136	9,528
Snap-on, Inc.	62	2,884
		176,733

Media - 1.8%
CBS Corp., Class B	573	9,088
Comcast Corp.	2,404	43,464
DIRECTV*	735	30,598
Discovery Communications, Inc.*	223	9,712
Gannett Co., Inc.	212	2,593
McGraw-Hill Co.'s, Inc.	266	8,794
Meredith Corp.	41	1,366
New York Times Co.*	111	859
News Corp.	1,920	25,075
Omnicom Group, Inc.	244	9,633
Scripps Networks Interactive, Inc.	71	3,378
The Interpublic Group of Co.'s, Inc.*	411	4,122
Time Warner Cable, Inc.	302	16,305
Time Warner, Inc.	971	29,761
Viacom, Inc., Class B	517	18,710
Walt Disney Co.	1,621	53,671
Washington Post Co., Class B	6	2,397
		269,526

Metals & Mining - 0.7%
AK Steel Holding Corp.	120	1,657
Alcoa, Inc.	802	9,712
Allegheny Technologies, Inc.	83	3,855
Cliffs Natural Resources, Inc.	119	7,607
Freeport-McMoRan Copper & Gold, Inc.	402	34,327
Newmont Mining Corp.	419	26,317
Nucor Corp.	248	9,474
Titanium Metals Corp.*	100	1,996
United States Steel Corp.	126	5,524
		100,469

Multiline Retail - 0.5%
Big Lots, Inc.*	83	2,760
Family Dollar Stores, Inc.	109	4,813
J.C. Penney Co., Inc.	186	5,056
Kohl's Corp.*	262	13,802
Macy's, Inc.	356	8,220
Nordstrom, Inc.	130	4,836
Sears Holdings Corp.*	39	2,813
Target Corp.	627	33,507
		75,807

Multi-Utilities - 0.8%
Ameren Corp.	187	5,311
Centerpoint Energy, Inc.	309	4,857
CMS Energy Corp.	194	3,496
Consolidated Edison, Inc.	222	10,705
Dominion Resources, Inc.	508	22,179
DTE Energy Co.	130	5,971
Integrys Energy Group, Inc.	61	3,176
NiSource, Inc.	270	4,698
PG&E Corp.	317	14,398
Public Service Enterprise Group, Inc.	431	14,257
SCANA Corp.	109	4,395
Sempra Energy	195	10,491
TECO Energy, Inc.	168	2,910
Wisconsin Energy Corp.	92	5,318
Xcel Energy, Inc.	386	8,866
		121,028

Office Electronics - 0.1%
Xerox Corp.	1,143	11,828

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	421	24,018
Apache Corp.	307	30,012
Cabot Oil & Gas Corp.	102	3,071
Chesapeake Energy Corp.	513	11,619
Chevron Corp.	1,711	138,677
ConocoPhillips	1,268	72,821
Consol Energy, Inc.	194	7,170
Denbury Resources, Inc.*	353	5,609
Devon Energy Corp.	381	24,666
El Paso Corp.	634	7,849
EOG Resources, Inc.	216	20,082
EQT Corp.	129	4,652
Exxon Mobil Corp.	4,315	266,624
Hess Corp.	248	14,662
Marathon Oil Corp.	604	19,992
Massey Energy Co.	87	2,699
Murphy Oil Corp.	151	9,350
Noble Energy, Inc.	138	10,362
Occidental Petroleum Corp.	692	54,184
Peabody Energy Corp.	212	10,390
Pioneer Natural Resources Co.	98	6,373
QEP Resources, Inc.	140	4,220
Range Resources Corp.	142	5,414
Southwestern Energy Co.*	272	9,096
Spectra Energy Corp.	509	11,478
Sunoco, Inc.	125	4,563
Tesoro Corp.	160	2,138
Valero Energy Corp.	444	7,774
Williams Co.'s, Inc.	459	8,771
		798,336

Paper & Forest Products - 0.1%
International Paper Co.	366	7,960
MeadWestvaco Corp.	168	4,096
Weyerhaeuser Co.	451	7,108
		19,164

Personal Products - 0.1%
Avon Products, Inc.	336	10,789
Estee Lauder Co.'s, Inc.	100	6,323
		17,112

Pharmaceuticals - 3.5%
Abbott Laboratories, Inc.	1,315	68,696
Allergan, Inc.	262	17,431
Bristol-Myers Squibb Co.	1,465	39,716
Eli Lilly & Co.	864	31,562
Forest Laboratories, Inc.*	243	7,516
Johnson & Johnson	2,334	144,615
King Pharmaceuticals, Inc.*	225	2,241
Merck & Co., Inc.	2,608	96,000
Mylan, Inc.*	241	4,533
Pfizer, Inc.	6,812	116,962
Watson Pharmaceuticals, Inc.*	96	4,062
		533,334

Professional Services - 0.1%
Dun & Bradstreet Corp.	52	3,855
Equifax, Inc.	100	3,120
Robert Half International, Inc.	149	3,874
		10,849

Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co.	114	2,437
AvalonBay Communities, Inc.	73	7,587
Boston Properties, Inc.	110	9,143
Equity Residential	222	10,561
HCP, Inc.	261	9,391
Health Care REIT, Inc.	109	5,160
Host Hotels & Resorts, Inc.	526	7,616
Kimco Realty Corp.	364	5,733
Plum Creek Timber Co., Inc.	128	4,518
ProLogis	400	4,712
Public Storage	115	11,160
Simon Property Group, Inc.	249	23,092
Ventas, Inc.	124	6,395
Vornado Realty Trust	133	11,376
		118,881

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	250	4,570

Road & Rail - 0.5%
CSX Corp.	332	18,366
Norfolk Southern Corp.	315	18,746
Ryder System, Inc.	42	1,796
Union Pacific Corp.	431	35,256
		74,164

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.*	511	3,633
Altera Corp.	234	7,057
Analog Devices, Inc.	264	8,284
Applied Materials, Inc.	1,144	13,362
Broadcom Corp.	387	13,696
First Solar, Inc.*	46	6,778
Intel Corp.	4,740	91,150
KLA-Tencor Corp.	136	4,791
Linear Technology Corp.	176	5,408
LSI Corp.*	645	2,941
MEMC Electronic Materials, Inc.*	244	2,908
Microchip Technology, Inc.	166	5,221
Micron Technology, Inc.*	669	4,823
National Semiconductor Corp.	250	3,194
Novellus Systems, Inc.*	101	2,685
NVIDIA Corp.*	495	5,782
Teradyne, Inc.*	158	1,760
Texas Instruments, Inc.	1,041	28,253
Xilinx, Inc.	218	5,801
		217,527

Software - 2.2%
Adobe Systems, Inc.*	448	11,715
Autodesk, Inc.*	208	6,650
BMC Software, Inc.*	155	6,274
CA, Inc.	311	6,568
Citrix Systems, Inc.*	155	10,577
Compuware Corp.*	233	1,987
Electronic Arts, Inc.*	275	4,518
Intuit, Inc.*	240	10,514
McAfee, Inc.*	142	6,711
Microsoft Corp.	6,453	158,034
Novell, Inc.*	404	2,412
Oracle Corp.	3,280	88,068
Red Hat, Inc.*	149	6,109
Salesforce.com, Inc.*	93	10,397
Symantec Corp.*	634	9,618
		340,152

Specialty Retail - 1.1%
Abercrombie & Fitch Co.	70	2,752
AutoNation, Inc.*	71	1,651
AutoZone, Inc.*	26	5,952
Bed Bath & Beyond, Inc.*	206	8,942
Best Buy Co., Inc.	270	11,024
CarMax, Inc.*	185	5,154
GameStop Corp.*	119	2,345
Home Depot, Inc.	1,432	45,366
Limited Brands, Inc.	211	5,651
Lowe's Co.'s, Inc.	1,218	27,149
Office Depot, Inc.*	321	1,477
O'Reilly Automotive, Inc.*	109	5,799
RadioShack Corp.	123	2,624
Ross Stores, Inc.	114	6,227
Staples, Inc.	622	13,012
The Gap, Inc.	374	6,971
Tiffany & Co.	98	4,605
TJX Co.'s, Inc.	330	14,728
Urban Outfitters, Inc.*	120	3,773
		175,202

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	248	10,654
Nike, Inc., Class B	331	26,526
Polo Ralph Lauren Corp.	49	4,403
VF Corp.	75	6,077
		47,660

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	373	4,573
People's United Financial, Inc.	292	3,822
		8,395

Tobacco - 1.0%
Altria Group, Inc.	1,774	42,611
Lorillard, Inc.	122	9,798
Philip Morris International, Inc.	1,553	86,999
Reynolds American, Inc.	133	7,899
		147,307

Trading Companies & Distributors - 0.1%
Fastenal Co.	125	6,649
W.W. Grainger, Inc.	54	6,432
		13,081

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	344	17,633
MetroPCS Communications, Inc.*	300	3,138
Sprint Nextel Corp.*	2,339	10,830
		31,601

Total Equity Securities (Cost $7,706,337)		8,768,568

EXCHANGE TRADED FUNDS - 2.8%
iShares Barclays Aggregate Bond Fund	4,000	434,600

Total Exchange Traded Funds (Cost $431,043)		434,600

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%	PRINCIPAL AMOUNT
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35 (r)	$285,000	308,720

Total Commercial Mortgage-Backed Securities (Cost $205,679)		308,720

CORPORATE BONDS - 7.8%
Apache Corp., 5.625%, 1/15/17	100,000	115,624
CBS Corp., 5.75%, 4/15/20	200,000	222,191
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	109,942
Hospira, Inc., 6.40%, 5/15/15	100,000	116,001
Qwest Corp., 8.875%, 3/15/12	100,000	109,875
Shell International Finance BV, 4.00%, 3/21/14	100,000	108,272
Time Warner, Inc., 4.875%, 3/15/20	100,000	108,322
US Bank NA, 4.95%, 10/30/14	100,000	111,529
Wells Fargo & Co., 4.375%, 1/31/13	125,000	133,586
XTO Energy, Inc., 4.625%, 6/15/13	50,000	54,924

Total Corporate Bonds (Cost $1,079,599)		1,190,266

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.6%
Federal Home Loan Bank, 3.625%, 10/18/13	320,000	346,678
Freddie Mac, 5.50%, 7/18/16	300,000	359,514

Total U.S. Government Agencies And Instrumentalities (Cost $663,804)		706,192

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.4%
Fannie Mae:
7.00%, 7/1/29	45,162	50,254
6.50%, 8/1/32	43,338	48,254
5.50%, 7/1/33	151,436	162,708
6.00%, 8/1/33	88,885	97,474
5.50%, 11/1/33	231,210	248,420
7.50%, 11/1/36	48,083	53,409
Freddie Mac:
5.00%, 5/1/18	250,712	267,590
4.50%, 9/1/18	64,405	68,409
6.00%, 8/1/36	263,850	284,277
Ginnie Mae, 5.50%, 7/20/34	296,505	320,034

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,508,289)		1,600,829

U.S. TREASURY - 12.5%
United States Treasury Bills, 12/16/10^	100,000	99,972
United States Treasury Bonds, 5.25%, 11/15/28	200,000	252,719
United States Treasury Notes:
1.50%, 12/31/13	125,000	128,105
2.375%, 8/31/14	50,000	52,750
2.25%, 1/31/15	325,000	341,098
5.125%, 5/15/16	250,000	299,375
3.00%, 9/30/16	200,000	215,688
3.625%, 8/15/19	160,000	175,950
3.375%, 11/15/19	335,000	360,962

Total U.S. Treasury (Cost $1,736,807)		1,926,619

TOTAL INVESTMENTS (Cost $13,331,558) - 97.1%		14,935,794
Other assets and liabilities, net - 2.9%		439,771
NET ASSETS - 100%		$15,375,565
		============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^		12/10	$511,515	$9,171
Total Purchased				$9,171
				==========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (formerly Summit Mutual Funds, Inc.) (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  The Calvert VP EAFE International Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP S&P Midcap 400 Index Portfolios offer Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2010:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$10	0.0%
Calvert VP Russell 2000 Small Cap Index	$17	0.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period.  For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$147,073,578	-	-	$147,073,578
TOTAL	$147,073,578	-	-	$147,073,578
	===========	==========	==========	=========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Lifestyle Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$21,686,362	-	-	$21,686,362
TOTAL	$21,686,362	-	-	$21,686,362
	===========	==========	==========	========

Calvert VP Lifestyle Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$9,211,424	-	-	$9,211,424
TOTAL	$9,211,424	-	-	$9,211,424
	===========	==========	==========	========

Calvert VP Lifestyle Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$8,103,380	-	-	$8,103,380
TOTAL	$8,103,380	-	-	$8,103,380
	===========	==========	==========	=======

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$36,080,178	-	-	$36,080,178
TOTAL	$36,080,178	-	-	$36,080,178
	===========	==========	==========	=========

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$15,722,095	-	$15,722,095
Corporate debt	-	12,407,415	-	12,407,415
TOTAL	-	$28,129,510	-	$28,129,510
	===========	==========	==========	=========

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$214,968,602	-	-	$214,968,602
Exchange traded funds	5,420,700	-	-	5,420,700
U.S. government obligations	-	$3,199,888	-	3,199,888
TOTAL	$220,389,302	$3,199,888	-	$223,589,190
	===========	==========	==========	=========

Other financial instruments**	$60,719	-	-	$60,719
	===========	==========	==========	=========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$153,780,983	-	$10	$153,780,993
U.S. government obligations	-	$3,399,832	-	3,399,832
Exchange traded funds	4,687,998	-	-	4,687,998
TOTAL	$158,468,981	$3,399,832	$10***	$161,868,823
	===========	==========	==========	=========

Other financial instruments**	$120,492	-	-	$120,492
	===========	==========	==========	=========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$105,313,020	-	$17	$105,313,037
Exchange traded funds	1,794,702	-	-	1,794,702
U.S. government obligations	-	$4,399,803	-	4,399,803
TOTAL	$107,107,722	$4,399,803	$17***	$111,507,542
	===========	==========	==========	=========

Other financial instruments**	$152,688	-	-	$152,688
	===========	==========	==========	=========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$178,572,147	-	-	$178,572,147
Exchange traded funds	881,356	-	-	881,356
TOTAL	$179,453,503	-	-	$179,453,503
	===========	========	==========	=========

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Calvert VP Nasdaq-100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$52,291,403	-	-	$52,291,403
Exchange traded funds	1,462,584	-	-	1,462,584
U.S. government obligations	-	$1,499,930	-	1,499,930
TOTAL	$53,753,987	$1,499,930	-	$55,203,917
	===========	==========	==========	========

Other financial instruments**	$52,720	-	-	$52,720
	===========	==========	==========	========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$62,811	-	$62,811
Commercial mortgage-backed securities	-	1,516,459	-	1,516,459
Corporate bonds	-	20,377,768	-	20,377,768
Exchange traded funds	$325,950	-	-	325,950
Other debt obligations	-	114,532	-	114,532
U.S. government obligations	-	87,829,372	-	87,829,372
TOTAL	$325,950	$109,900,942	-	$110,226,892
	=========	==========	=========	=========

Calvert VP Balanced Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial mortgage-backed securities	-	$308,720	-	$308,700
Corporate bonds	-	1,190,266	-	1,190,266
Equity securities*	$8,768,568	-	-	8,768,568
Exchange traded funds	434,600	-	-	434,600
U.S. government obligations	-	4,233,640	-	4,233,640
TOTAL	$9,203,168		$-	$14,935,794
	===========	==========	==========	========

Other financial instruments **	$9,171	-	-	$9,171
	===========	==========	==========	========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce the Portfolios' expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP BALANCED INDEX
Federal income tax cost	$166,156,210	$221,894,309	$13,622,204
	============	==============	==============
Unrealized appreciation	8,394,771	47,202,758	2,504,462
Unrealized (depreciation)	(27,477,403)	(45,507,877)	(1,190,872)
Net appreciation (depreciation)	($19,082,632)	$1,694,881	$1,313,590
	============	==============	==============

	CALVERT VP NASDAQ-100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$43,398,800	$106,287,997	$ 26,851,952
	============	==============	==============
Unrealized appreciation	13,324,958	4,067,513	1,556,685
Unrealized (depreciation)	(1,519,841)	(128,618)	(9,127)
Net appreciation (depreciation)	$11,805,117	$3,938,895	$1,547,558
	============	==============	==============

	CALVERT VP LIFESTYLE MODERAGE	CALVERT VP LIFESTYLE CONSERVATIVE	CALVERT VP LIFESTYLE AGGRESSIVE
Federal income tax cost	$20,905,556	$7,775,572	$8,733,860
	============	==============	==============
Unrealized appreciation	841,657	331,425	478,456
Unrealized (depreciation)	(60,851)	(3,617)	(892)
Net appreciation (depreciation)	$780,806	$327,808	$477,564
	============	==============	==============

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$36,037,089	$179,913,151	$113,757,318
	============	==============	==============
Unrealized appreciation	1,003,115	12,164,815	13,467,164
Unrealized (depreciation)	(960,026)	(12,624,463)	(15,716,992)
Net appreciation (depreciation)	$43,089	($459,648)	($2,249,828)
	============	==============	==============

	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$149,677,469
	==============
Unrealized appreciation	24,919,361
Unrealized (depreciation)	(12,728,007)
Net appreciation (depreciation)	$12,191,354
	==============

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP BALANCED INDEX
31-Dec-10	-	$2,110,080	-
31-Dec-11	-	960,576	-
31-Dec-12	-	2,529,937	-
31-Dec-13	-	1,687,669	$337,505
31-Dec-15	$2,277,422	2,330,473	-
31-Dec-16	-	280,386	752
31-Dec-17	29,095,011	2,509,534	-
	$31,372,433	$12,408,655	$338,257
	===========	===============	=============

EXPIRATION DATE	CALVERT VP NASDAQ-100 INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX	CALVERT VP INFLATION PROTECTED PLUS
31-Dec-10	$3,618,754	-	-
31-Dec-11	231,064	-	-
31-Dec-12	139,726	-	-
31-Dec-13	1,358,042	-	-
31-Dec-14	708,047		-
31-Dec-15	697,707	-	$765
31-Dec-16	2,318,532	-	109,614
31-Dec-17	-	$3,409,538	83,290
	$9,071,872	$3,409,538	$193,669
	===========	===============	=============

EXPIRATION DATE	CALVERT VP LIFESTYLE MODERATE	CALVERT VP LIFESTYLE CONSERVATIVE	CALVERT VP LIFESTYLE AGGRESSIVE
31-Dec-16	$826,659	$56,593	$48,485
31-Dec-17	1,480,970	39,392	110,750
	$2,307,629	$95,985	$159,235
	===========	===============	=============

EXPIRATION DATE	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP S&P MIDCAP 400 INDEX
31-Dec-16	$1,893,101	$13,907,367	$11,276,152
	$1,893,101	$13,907,367	$11,276,152
	===========	===============	=============

Capital loss carryforwards may be utilized to offset future capital gains until expiration.  Zenith Portfolio's and S&P 500 Index Portfolio's use of capital loss carryforwards may be limited under certain tax provisions.

NOTE C -- REORGANIZATION

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio ("International Equity") for shares of the acquiring portfolio, Calvert Variable Products, Inc., EAFE International Index Portfolio ("EAFE") and the assumption of the liabilities of International Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
International Equity	1,006,852	EAFE	157,015	$10,969,047

For financial reporting purposes, assets received and shares issued by EAFE were recorded at fair value; however, the cost basis of the investments received from International Equity were carried forward to align ongoing reporting of EAFE's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
International Equity	$10,969,047	$(16,862)	EAFE	$86,948,835

Assuming the acquisition had been completed on January 1, 2010, EAFE's results of operations for the six months ended June 30, 2010 would have been as follows:

Net investment income	$1,673,183	(a)
Net realized and change in unrealized gain (loss) on investments	($20,166,281	)(b)
Net increase (decrease) in assets from operations	($18,493,098)

Because EAFE and International Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of International Equity that have been included in EAFE's Statement of Operations since April 30, 2010.

(a)     $1,650,753, as reported, plus $22,430 from International Equity pre-merger.

(b)     ($20,028,471), as reported, plus ($137,810) from International Equity pre-merger.

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio ("Small Company Equity") for shares of the acquiring portfolio, Calvert Variable Products, Inc., Russell 2000 Index Portfolio ("Russell 2000 Index") and the assumption of the liabilities of Small Company Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Small Company Equity	645,127	Russell 2000 Index	198,367	$11,427,947

For financial reporting purposes, assets received and shares issued by Russell 2000 Index were recorded at fair value; however, the cost basis of the investments received from Small Company Equity were carried forward to align ongoing reporting of Russell 2000 Index's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Small Company Equity	$11,427,947	$2,350,797	Russell 2000 Index	$76,346,665

Assuming the acquisition had been completed on January 1, 2010, Russell 2000 Index's results of operations for the six months ended June 30, 2010 would have been as follows:

Net investment income	$185,798	(a)
Net realized and change in unrealized gain (loss) on investments	($3,326,685	)(b)
Net increase (decrease) in assets from operations	($3,140,887)

Because Russell 2000 Index and Small Company Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Small Company Equity that have been included in Russell 2000 Index's Statement of Operations since April 30, 2010.

(a)     $201,954, as reported, plus ($16,156) from Small Company Equity pre-merger.

(b)     ($4,764,394), as reported, plus $1,437,709 from Small Company Equity pre-merger.

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio ("Ameritas MidCap") for shares of the acquiring portfolio, Calvert Variable Products, Inc., S&P MidCap 400 Index Portfolio ("S&P MidCap 400") and the assumption of the liabilities of Ameritas MidCap.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Ameritas MidCap	1,607,954	S&P MidCap 400	648,641	$40,248,159

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Ameritas MidCap were carried forward to align ongoing reporting of S&P MidCap 400's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Ameritas MidCap	$40,248,159	$5,524,698	S&P MidCap 400	$117,174,063

Assuming the acquisition had been completed on January 1, 2010, S&P MidCap 400's results of operations for the six months ended June 30, 2010 would have been as follows:

Net investment income	$571,342	(a)
Net realized and change in unrealized gain (loss) on investments	($3,370,885	)(b)
Net increase (decrease) in assets from operations	($2,799,543)

Because S&P MidCap 400 and Ameritas MidCap sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Ameritas MidCap that have been included in S&P MidCap 400's Statement of Operations since April 30, 2010.

(a)     $529,276, as reported, plus $42,066 from Ameritas MidCap pre-merger.

(b)     ($8,162,386), as reported, plus $4,791,501 from Ameritas MidCap pre-merger.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  November 24, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:  November 24, 2010